                                             Nations Convertible
                                             Securities Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Classic Value Fund

                                             Nations LargeCap Value Fund

                                             Nations Value Fund

                                             Nations MidCap Value Fund

                                             Nations SmallCap Value Fund

                                             Nations Marsico
                                             Growth Fund

                                             Nations Strategic
                                             Growth Fund

                                             Nations Capital Growth Fund

         STOCK FUNDS                         Nations Marsico
         --------------------------------    Focused Equities Fund
         Semiannual report for the period
         ended September 30, 2002            Nations MidCap
                                             Growth Fund

                                             Nations Marsico 21st
                                             Century Fund

                                             Nations Small
                                             Company Fund

                                             Nations Financial
                                             Services Fund



                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

                           The three major stock market indices -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite
                           Index(1)-- posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

                           HISTORICAL PERSPECTIVE
                           While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid-70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

                           The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy -- a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

                           THINK BEFORE YOU REACT
                           History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

                           Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

                           QUESTIONS OR COMMENTS
                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           September 30, 2002

                           P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Convertible Securities Fund                           3
                                       Nations Asset Allocation Fund                                 9
                                       Nations Classic Value Fund                                   17
                                       Nations LargeCap Value Fund                                  19
                                       Nations Value Fund                                           22
                                       Nations MidCap Value Fund                                    25
                                       Nations SmallCap Value Fund                                  28
                                       Nations Marsico Growth Fund                                  31
                                       Nations Strategic Growth Fund                                32
                                       Nations Capital Growth Fund                                  33
                                       Nations Marsico Focused Equities Fund                        35
                                       Nations MidCap Growth Fund                                   36
                                       Nations Marsico 21st Century Fund                            39
                                       Nations Small Company Fund                                   41
                                       Nations Financial Services Fund                              44
                                     Statements of operations                                       46
                                     Statements of changes in net assets                            50
                                     Schedules of capital stock activity                            56
                                     Financial highlights                                           72
                                     Notes to financial statements                                 102
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations Marsico Growth Master Portfolio                     113
                                       Nations Strategic Growth Master Portfolio                   115
                                       Nations Marsico Focused Equities Master Portfolio           117
                                     Statements of operations                                      119
                                     Statements of changes in net assets                           120
                                     Financial highlights                                          121
                                     Notes to financial statements                                 122

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND                       research firm that measures
                                  INTERMEDIARY SERVICE                  customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                     [This page intentionally left blank.]

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMMON STOCKS -- 13.6%
           AEROSPACE AND DEFENSE -- 0.8%
  32,400   L-3 Communications Holdings, Inc.!!...........................   $  1,707
  78,000   Lockheed Martin Corporation...................................      5,045
                                                                            --------
                                                                               6,752
                                                                            --------
           APPAREL AND TEXTILES -- 0.1%
  30,000   Jones Apparel Group, Inc.!!...................................        921
                                                                            --------
           BEVERAGES -- 0.3%
  55,400   Anheuser-Busch Companies, Inc. ...............................      2,803
                                                                            --------
           COMMERCIAL BANKING -- 1.1%
 120,000   Fifth Third Bancorp...........................................      7,347
  46,147   Bank United Corporation, LCPR.................................          3
  41,237   Washington Mutual, Inc. ......................................      1,298
                                                                            --------
                                                                               8,648
                                                                            --------
           COMPUTERS AND OFFICE EQUIPMENT -- 0.2%
  32,000   International Business Machines Corporation...................      1,868
                                                                            --------
           DEPARTMENT AND DISCOUNT STORES -- 0.3%
  53,900   Wal-Mart Stores, Inc. ........................................      2,654
                                                                            --------
           ELECTRIC POWER -- NON NUCLEAR -- 0.2%
  36,329   TXU Corporation...............................................      1,515
                                                                            --------
           EXPLORATION AND PRODUCTION -- 0.2%
  39,742   Devon Energy Corporation......................................      1,918
                                                                            --------
           FINANCE -- MISCELLANEOUS -- 0.4%
  70,000   Moody's Corporation...........................................      3,395
                                                                            --------
           FOOD PRODUCTS -- 0.6%
 104,500   Wm. Wrigley Jr. Company.......................................      5,172
                                                                            --------
           HEALTH SERVICES -- 0.6%
  56,790   Laboratory Corporation of America Holdings!!..................      1,918
  64,170   Tenet Healthcare Corporation!!................................      3,177
                                                                            --------
                                                                               5,095
                                                                            --------
           HOUSEHOLD PRODUCTS -- 0.6%
  97,000   Fortune Brands, Inc. .........................................      4,587
                                                                            --------
           INSURANCE -- 0.7%
  29,000   Philadelphia Consolidated Holding Corporation!!...............        856
 156,750   Protective Life Corporation...................................      4,823
                                                                            --------
                                                                               5,679
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           INTEGRATED OIL -- 0.8%
  37,235   ChevronTexaco Corporation.....................................   $  2,579
 134,496   Unocal Corporation............................................      4,221
                                                                            --------
                                                                               6,800
                                                                            --------
           INVESTMENT SERVICES -- 0.2%
  57,200   Merrill Lynch & Company, Inc. ................................      1,885
                                                                            --------
           MEDICAL DEVICES AND SUPPLIES -- 1.0%
 143,575   Johnson & Johnson.............................................      7,765
                                                                            --------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.2%
 221,700   Comverse Technology, Inc.!!...................................      1,550
                                                                            --------
           OILFIELD SERVICES -- 1.6%
 151,500   Diamond Offshore Drilling, Inc.(a)............................      3,022
 306,651   Pride International, Inc.!!(a)................................      3,986
  38,566   Schlumberger Ltd. ............................................      1,483
 170,000   Transocean Sedco Forex Inc. ..................................      3,536
                                                                            --------
                                                                              12,027
                                                                            --------
           PHARMACEUTICALS -- 0.2%
  30,000   Teva Pharmaceutical Industries Ltd., ADR(a)...................      2,010
                                                                            --------
           RAILROADS, TRUCKING AND SHIPPING -- 0.6%
 170,000   CSX Corporation...............................................      4,485
                                                                            --------
           REAL ESTATE -- 0.5%
 114,701   Apartment Investment and Management Company...................      4,456
                                                                            --------
           REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.7%
 101,638   Equity Office Properties Trust................................      2,624
  71,460   Equity Residential Properties Trust...........................      1,711
  30,000   The Rouse Company.............................................        959
                                                                            --------
                                                                               5,294
                                                                            --------
           RESTAURANTS -- 0.2%
  70,000   McDonald's Corporation........................................      1,236
                                                                            --------
           SEMICONDUCTORS -- 0.8%
  44,850   Linear Technology Corporation.................................        929
 154,990   Motorola, Inc.(a).............................................      5,614
                                                                            --------
                                                                               6,543
                                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           SOFTWARE -- 0.7%
  57,860   Affiliated Computer Services, Inc., Class A!!(a)..............   $  2,462
  20,000   Mercury Interactive Corporation!!.............................        343
  59,825   Microsoft Corporation!!.......................................      2,617
                                                                            --------
                                                                               5,422
                                                                            --------
           TOTAL COMMON STOCKS
             (Cost $125,771).............................................    110,480
                                                                            --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 54.7%
            AEROSPACE AND DEFENSE -- 1.4%
$  9,140    L-3 Communications Holdings, Inc.,
              4.000% 09/15/11@............................................     11,002
                                                                             --------
            APPAREL AND TEXTILES -- 1.4%
  10,000    Jones Apparel Group, Inc.,
              3.420%*** 02/01/21@.........................................      5,288
     980    Reebok International Ltd.,
              4.250%** 03/01/21(a)........................................        985
   4,695    Reebok International Ltd.,
              4.250%** 03/01/21@..........................................      4,718
                                                                             --------
                                                                               10,991
                                                                             --------
            AUTOMOTIVE -- 1.0%
   1,968    Pep Boys - Manny, Moe & Jack,
              4.250% 06/01/07@............................................      1,695
   8,700    Sonic Automotive Inc.,
              5.250% 05/07/09.............................................      6,579
                                                                             --------
                                                                                8,274
                                                                             --------
            BEVERAGES -- 1.0%
   8,970    Convertibles Ltd.,
              2.000% 10/15/07@............................................      8,219
                                                                             --------
            BROADCASTING AND CABLE -- 2.8%
   7,335    AT&T Corporation - Liberty Media Group,
              3.250% 03/15/31@............................................      6,858
   9,900    Clear Channel Communications, Inc.,
              1.500% 12/01/02.............................................      9,801
   1,975    Liberty Media Corporation,
              3.500% 01/15/31(a)..........................................      1,227
   4,975    Liberty Media Corporation,
              3.250% 03/15/31(a)..........................................      4,652
                                                                             --------
                                                                               22,538
                                                                             --------
            COMMERCIAL BANKING -- 0.8%
   6,725    JMH Finance Ltd.,
              4.750% 09/06/07@(a).........................................      6,506
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL SERVICES -- 1.3%
$  4,290    Acxiom Corporation,
              3.750% 02/15/09@............................................   $  4,531
   5,897    Lennox International Inc.,
              6.250% 06/01/09.............................................      6,104
                                                                             --------
                                                                               10,635
                                                                             --------
            COMPUTER SERVICES -- 2.5%
   3,810    Affiliated Computer Services, Inc., Class A,
              3.500% 02/15/06@............................................      4,601
   4,815    First Data Corporation,
              2.000% 03/01/08(a)..........................................      5,062
   4,650    Symantec Corporation,
              3.000% 11/01/06@............................................      5,841
     975    The BISYS Group, Inc.,
              4.000% 03/15/06.............................................        893
   3,850    The BISYS Group, Inc.,
              4.000% 03/15/06@............................................      3,528
                                                                             --------
                                                                               19,925
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.8%
   8,805    Best Buy Company, Inc.,
              2.250% 01/15/22@(a).........................................      6,868
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 1.1%
   4,776    Electro Scientific Industries, Inc.,
              4.250% 12/21/06@(a).........................................      3,713
   5,840    Tech Data Corporation,
              2.000% 12/15/21@............................................      4,826
                                                                             --------
                                                                                8,539
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.8%
   9,500    SPX Corporation,
              2.290%*** 02/06/21@.........................................      6,116
                                                                             --------
            EDUCATION -- 0.8%
     970    School Specialty Inc.,
              6.000% 08/01/08.............................................      1,015
   5,330    School Specialty, Inc.,
              6.000% 08/01/08@............................................      5,576
                                                                             --------
                                                                                6,591
                                                                             --------
            EXPLORATION AND PRODUCTION -- 1.9%
   6,205    Devon Energy Corporation,
              4.950% 08/15/08.............................................      6,174
   8,425    Kerr-McGee Corporation,
              5.250% 02/15/10.............................................      9,004
                                                                             --------
                                                                               15,178
                                                                             --------
            FOOD PRODUCTS -- 1.2%
   8,050    Performance Food Group Company,
              5.500% 10/16/08.............................................     10,042
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HEALTH SERVICES -- 2.4%
$  3,545    AmeriSource Health Corporation, Class A,
              5.000% 12/01/07@............................................   $  5,464
   7,940    Laboratory Corporation,
              1.874% 09/11/21.............................................      5,592
   5,530    Universal Health Services, Inc., Class B,
              0.426% 06/23/20@............................................      3,657
   5,880    WebMD Corporation,
              3.250% 04/01/07@............................................      4,586
                                                                             --------
                                                                               19,299
                                                                             --------
            INSURANCE -- 3.0%
   9,870    Horace Mann Educators Corporation,
              1.425% 05/14/32@............................................      4,121
   5,892    Ohio Casualty Corporation,
              5.000% 03/19/22@............................................      5,980
   5,850    PMI Group Inc.,
              2.500% 07/15/21@............................................      6,011
   8,500    Radian Group Inc.,
              2.250% 01/01/22@............................................      8,287
                                                                             --------
                                                                               24,399
                                                                             --------
            LODGING AND RECREATION -- 1.1%
   8,045    GTECH Holdings Corporation,
              1.750% 12/15/21@............................................      9,262
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 4.8%
   2,000    Apogent Technologies Inc.,
              2.250% 10/15/21.............................................      1,963
   8,800    Apogent Technologies Inc.,
              2.250% 10/15/21@............................................      8,635
   7,410    Charles River Labs Inc.,
              3.500% 02/01/22@............................................      8,957
   5,950    Invitrogen Corporation,
              2.250% 12/15/06(a)..........................................      4,730
     900    Invitrogen Corporation,
              5.500% 03/01/07(a)..........................................        813
   4,750    Invitrogen Corporation,
              5.500% 03/01/07@............................................      4,293
   9,790    Medtronic Inc.,
              1.250% 09/15/21(a)..........................................      9,961
                                                                             --------
                                                                               39,352
                                                                             --------
            METALS AND MINING -- 0.4%
   1,990    Freeport McMoRan Copper & Gold, Inc., Class B,
              8.250% 01/31/06.............................................      2,373
     950    Freeport-McMoRan Copper & Gold, Inc., Class B,
              8.250% 01/31/06@............................................      1,133
                                                                             --------
                                                                                3,506
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.2%
$  6,329    Adaptec, Inc.,
              3.000% 03/05/07@............................................   $  4,288
   4,700    Comverse Technology, Inc.,
              1.500% 12/01/05@............................................      3,807
   2,000    Comverse Technology, Inc.,
              1.500% 12/01/05(a)..........................................      1,620
                                                                             --------
                                                                                9,715
                                                                             --------
            OIL REFINING AND MARKETING -- 0.3%
   1,980    Pride International, Inc.,
              2.500% 03/01/07.............................................      2,054
                                                                             --------
            OILFIELD SERVICES -- 2.8%
   4,850    Diamond Offshore Drilling Inc.,
              1.500% 04/15/31@............................................      4,335
   3,450    Diamond Offshore Drilling, Inc.,
              1.500% 04/15/31(a)..........................................      3,083
   8,226    Hanover Compressor Company,
              4.750% 03/15/08(a)..........................................      5,903
   3,890    Loews Corporation,
              3.125% 09/15/07.............................................      3,360
     762    SEACOR SMIT, Inc.,
              5.375% 11/15/06.............................................        792
     522    SEACOR SMIT, Inc.,
              5.375% 11/15/06@(a).........................................        543
   5,050    Transocean Sedco Forex Inc.,
              1.500% 05/15/21.............................................      4,570
                                                                             --------
                                                                               22,586
                                                                             --------
            PHARMACEUTICALS -- 3.6%
   1,990    Cephalon, Inc.,
              5.250% 05/01/06(a)..........................................      1,798
   2,000    Cephalon, Inc.,
              2.500% 12/15/06.............................................      1,655
   5,000    Cephalon, Inc.,
              5.250% 05/01/06@............................................      4,519
   6,745    Genzyme Corporation,
              3.000% 05/15/21@............................................      5,649
     935    Genzyme Corporation,
              3.000% 05/15/21.............................................        783
   1,400    IVAX Corporation,
              4.500% 05/15/08.............................................      1,076
   5,700    IVAX Corporation,
              4.500% 05/15/08@(a).........................................      4,361
   2,960    Medicis Pharmaceutical Corporation, Class A,
              2.500% 06/04/32@(a).........................................      2,875
   3,060    Teva Pharmaceuticals Finance, LLC,
              1.500% 10/15/05@(a).........................................      3,198
   1,000    Teva Pharmaceuticals Finance, LLC,
              1.500% 10/15/05(a)..........................................      1,047
   2,420    Teva Pharmaceuticals Finance, NV,
              0.750% 08/15/21@(a).........................................      2,514
                                                                             --------
                                                                               29,475
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 1.4%
$  2,600    Interpublic Group of Companies, Inc.,
              1.800% 09/16/04.............................................   $  2,148
   2,000    Interpublic Group of Companies, Inc.,
              1.870% 06/01/06(a)..........................................      1,393
   2,020    Interpublic Group of Companies, Inc.,
              1.870% 06/01/06@............................................      1,407
   6,755    Lamar Advertising Company,
              5.250% 09/15/06.............................................      6,552
                                                                             --------
                                                                               11,500
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 2.9%
   4,928    Airbourne, Inc.,
              5.750% 04/01/07@............................................      4,589
   5,875    GATX Corporation,
              7.500% 02/01/07@............................................      5,765
   1,805    GATX Corporation,
              7.500% 02/01/07.............................................      1,771
  10,550    United Parcel Service, Inc., Class B,
              1.750% 09/27/07(a)..........................................     11,038
                                                                             --------
                                                                               23,163
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.7%
   5,100    EOP Operating, LP,
              7.250%** 11/15/08@..........................................      5,336
                                                                             --------
            RETAIL -- SPECIALTY -- 1.1%
   1,950    J.C. Penney Company, Inc.,
              5.000% 10/15/08(a)..........................................      1,706
   8,700    J.C. Penney Company, Inc.,
              5.000% 10/15/08@............................................      7,613
                                                                             --------
                                                                                9,319
                                                                             --------
            SEMICONDUCTORS -- 4.1%
   9,745    Agilent Technologies, Inc.,
              3.000% 12/01/21@............................................      7,845
   7,255    AT&T Corporation - Liberty Media Group,
              3.500% 01/15/31@............................................      4,507
   4,818    Fairchild Semiconductor Corporation,
              5.000% 11/01/08@............................................      3,842
   2,000    Fairchild Semiconductor Corporation, Class A,
              5.000% 11/01/08.............................................      1,595
   4,950    General Semiconductor, Inc.,
              5.750% 12/15/06.............................................      4,344
   4,801    LSI Logic Corporation,
              4.000% 11/01/06@............................................      3,571
   6,370    Semtech Corporation,
              4.500% 02/01/07(a)..........................................      5,048
   3,890    Veeco Instruments Inc.,
              4.125% 12/21/08@............................................      2,601
                                                                             --------
                                                                               33,353
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOFTWARE -- 3.7%
$ 10,325    BEA Systems, Inc.,
              4.000% 12/15/06.............................................   $  7,937
   2,280    Citrix Systems, Inc.,
              6.035%*** 03/22/19@(a)......................................        881
   1,000    Citrix Systems, Inc.,
              5.584%*** 03/22/19..........................................        386
   6,885    Documentum, Inc.,
              4.500% 04/01/07@............................................      5,267
   4,855    HNC Software Inc.,
              5.250% 09/01/08@............................................      4,497
  10,540    Mercury Interactive Corporation,
              4.750% 07/01/07.............................................      8,578
   2,188    Network Associates, Inc.,
              5.250% 08/15/06@............................................      2,136
                                                                             --------
                                                                               29,682
                                                                             --------
            SPECIALTY STORES -- 1.4%
   5,295    Barnes & Noble, Inc.,
              5.250% 03/15/09@............................................      5,242
   5,920    Gap, Inc.,
              5.750% 03/15/09@............................................      5,816
                                                                             --------
                                                                               11,058
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.0%
   1,250    Bell Atlantic Financial Services,
              5.750% 04/01/03@............................................      1,259
   1,000    Bell Atlantic Financial Services,
              5.750% 04/01/03.............................................      1,007
     950    Centurytel Inc.,
              4.750% 08/01/32@(a).........................................        964
   4,900    Harris Corporation,
              3.500% 08/15/22@............................................      5,255
                                                                             --------
                                                                                8,485
                                                                             --------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $470,303).............................................    442,968
                                                                             --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 26.7%
            AEROSPACE AND DEFENSE -- 2.8%
  89,300    Northrop Grumman Corporation..................................     11,544
 165,400    Raytheon Company..............................................      8,601
  67,000    Titan Capital Trust...........................................      2,362
                                                                             --------
                                                                               22,507
                                                                             --------
            AUTOMOTIVE -- 2.2%
 163,250    Ford Motor Company Capital Trust II...........................      6,577
 386,200    General Motors Corporation, Series A..........................      9,103
 102,600    General Motors Corporation, Series B..........................      2,296
                                                                             --------
                                                                               17,976
                                                                             --------
            BROADCASTING AND CABLE -- 0.6%
 350,000    Equity Securities Trust II....................................      4,515
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.2%
$231,500    Semco Capital Trust II........................................      1,653
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMMERCIAL BANKING -- 2.8%
$146,600   Commerce Bancorp, Inc. .......................................   $  7,495
 111,400   Sovereign Capital Trust II....................................      8,132
 145,000   Washington Mutual Capital Trust I.............................      6,960
                                                                            --------
                                                                              22,587
                                                                            --------
           COMPUTER SERVICES -- 0.4%
 199,650   Electronic Data Systems Corporation...........................      3,634
                                                                            --------
           DIVERSIFIED ELECTRONICS -- 0.2%
 200,420   Solectron Corporation.........................................      1,774
                                                                            --------
           ELECTRIC POWER -- NON NUCLEAR -- 2.8%
 108,000   Ameren Corporation............................................      2,884
  21,000   Cinergy Corporation...........................................      1,113
 330,000   Duke Energy Corporation(a)....................................      5,396
 121,000   NiSource Inc. ................................................      4,168
 175,300   PPL Capital Fund Trust I(a)...................................      3,204
 126,000   TXU Corporation...............................................      5,788
                                                                            --------
                                                                              22,553
                                                                            --------
           HEALTH SERVICES -- 0.8%
  83,200   Anthem, Inc. .................................................      6,666
                                                                            --------
           HEAVY MACHINERY -- 0.3%
  21,800   Cummins Capital Trust I(a)....................................        916
  42,000   Cummins Capital Trust I@......................................      1,764
                                                                            --------
                                                                               2,680
                                                                            --------
           HOUSEHOLD PRODUCTS -- 1.3%
 228,490   Newell Financial Trust I......................................     10,225
                                                                            --------
           INSURANCE -- 3.1%
  72,000   ACE Ltd. .....................................................      4,306
  57,000   Metlife Capital Trust I.......................................      4,024
 196,225   Prudential Financial, Inc. ...................................      9,969
 146,000   Reinsurance Group of America Inc. ............................      6,424
                                                                            --------
                                                                              24,723
                                                                            --------
           INTEGRATED OIL -- 0.7%
 123,000   Unocal Corporation............................................      6,027
                                                                            --------
           INVESTMENT SERVICES -- 0.4%
  32,800   Express Scripts...............................................      3,229
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.4%
$270,000   Merrill Lynch Pfd STRIDES.....................................   $  3,267
                                                                            --------
           PAPER AND FOREST PRODUCTS -- 3.0%
 172,500   Boise Cascade Corporation.....................................      6,788
 249,040   International Paper Capital Trust.............................     10,833
 170,200   Temple-Inland Inc. ...........................................      7,029
                                                                            --------
                                                                              24,650
                                                                            --------
           RAILROADS, TRUCKING AND SHIPPING -- 1.2%
 126,100   Union Pacific Capital Trust...................................      6,415
  72,000   Union Pacific Capital Trust@..................................      3,663
                                                                            --------
                                                                              10,078
                                                                            --------
           REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
 226,200   Equity Residential Properties Trust...........................      5,293
  30,000   The Rouse Company(a)..........................................      1,380
                                                                            --------
                                                                               6,673
                                                                            --------
           SPECIALTY STORES -- 0.7%
 158,850   Toys "R" Us, Inc. ............................................      5,504
                                                                            --------
           TELECOMMUNICATIONS SERVICES -- 2.0%
 199,600   Alltel Corporation............................................      8,682
 228,000   Citizens Communications Company...............................      3,566
 113,600   Citizens Utilities Trust......................................      3,716
                                                                            --------
                                                                              15,964
                                                                            --------
           TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $243,188).............................................    216,885
                                                                            --------
           PREFERRED STOCKS -- 0.5%
           COMMERCIAL BANKING -- 0.3%
  40,000   Washington Mutual Inc. .......................................      1,920
                                                                            --------
           INSURANCE -- 0.2%
  40,900   Hartford Financial Services Group, Inc. ......................      1,869
                                                                            --------
           TOTAL PREFERRED STOCKS
             (Cost $4,019)...............................................      3,789
                                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

 SHARES                                                                       VALUE
 (000)                                                                        (000)
-------------------------------------------------------------------------------------
           INVESTMENT COMPANIES -- 12.7%
             (Cost $103,233)
 103,233   Nations Cash Reserves, Capital Class Shares#..................   $103,233
                                                                            --------
           TOTAL INVESTMENTS
             (Cost $946,514*)..................................   108.2%     877,355
                                                                            --------
           OTHER ASSETS AND LIABILITIES (NET)..................    (8.2)%
           Cash..........................................................   $      1
           Receivable for investment securities sold.....................      1,231
           Receivable for Fund shares sold...............................      1,658
           Dividends receivable..........................................        679
           Interest receivable...........................................      4,229
           Collateral on securities loaned...............................    (69,129)
           Payable for Fund shares redeemed..............................     (1,873)
           Investment advisory fee payable...............................       (445)
           Administration fee payable....................................       (158)
           Shareholder servicing and distribution fees payable...........       (178)
           Payable for investment securities purchased...................     (1,998)
           Accrued Trustees' fees and expenses...........................        (84)
           Accrued expenses and other liabilities........................       (289)
                                                                            --------
           TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (66,356)
                                                                            --------
           NET ASSETS..........................................   100.0%    $810,999
                                                                            ========
           NET ASSETS CONSIST OF:
           Undistributed net investment income...........................   $  1,851
           Accumulated net realized loss on investments sold.............    (78,385)
           Net unrealized depreciation of investments....................    (69,159)
           Paid-in capital...............................................    956,692
                                                                            --------
           NET ASSETS....................................................   $810,999
                                                                            ========


                                                                              VALUE
-------------------------------------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and redemption price per share
             ($395,875,511 / 29,576,047 shares outstanding)..............     $13.39
                                                                            ========
           INVESTOR A SHARES:
           Net asset value and redemption price per share
             ($278,893,583 / 20,847,199 shares outstanding)..............     $13.38
                                                                            ========

           Maximum sales charge..........................................      5.75%
           Maximum offering price per share..............................     $14.20

           INVESTOR B SHARES:
           Net asset value and offering price per share&
             ($111,609,240 / 8,418,411 shares outstanding)...............     $13.26
                                                                            ========
           INVESTOR C SHARES:
           Net asset value and offering price per share&
             ($24,620,187 / 1,838,295 shares outstanding)................     $13.39
                                                                            ========

---------------

 * Federal income tax information (see Note 10).

 **Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 (a)
   All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $77,379 and $66,822, respectively.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $69,129.

ABBREVIATIONS:

ADR   --   American Depository Receipt
LCPR  --   Litigation Contingent Payment Rights

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 51.4%
            AEROSPACE AND DEFENSE -- 2.2%
  27,825    General Dynamics Corporation..................................   $  2,262
  28,525    Lockheed Martin Corporation...................................      1,845
   6,325    Northrop Grumman Corporation..................................        785
  26,325    United Technologies Corporation...............................      1,487
                                                                             --------
                                                                                6,379
                                                                             --------
            AUTOMOTIVE -- 0.3%
  17,475    Lear Corporation!!............................................        728
                                                                             --------
            BEVERAGES -- 2.6%
  52,375    Anheuser-Busch Companies, Inc. ...............................      2,651
  50,550    Coca-Cola Company.............................................      2,424
  68,505    PepsiCo, Inc. ................................................      2,531
                                                                             --------
                                                                                7,606
                                                                             --------
            BROADCASTING AND CABLE -- 2.7%
 130,000    AOL Time Warner Inc.!!........................................      1,521
  70,000    Clear Channel Communications, Inc.!!..........................      2,433
 104,650    Comcast Corporation, Special Class A!!........................      2,183
  42,000    Viacom Inc., Class B!!........................................      1,703
                                                                             --------
                                                                                7,840
                                                                             --------
            CHEMICALS -- BASIC -- 0.2%
  15,150    Ecolab, Inc. .................................................        632
                                                                             --------
            COMMERCIAL BANKING -- 3.9%
 124,110    Charter One Financial, Inc. ..................................      3,689
  53,991    Citigroup Inc. ...............................................      1,601
  27,525    Fifth Third Bancorp...........................................      1,685
  36,000    TCF Financial Corporation.....................................      1,524
  60,000    Wells Fargo & Company.........................................      2,890
                                                                             --------
                                                                               11,389
                                                                             --------
            COMPUTER SERVICES -- 0.9%
  71,450    Automatic Data Processing, Inc. ..............................      2,484
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.1%
  54,575    Dell Computer Corporation!!...................................      1,283
  32,800    International Business Machines Corporation...................      1,915
                                                                             --------
                                                                                3,198
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 1.4%
  42,750    Fannie Mae....................................................      2,545
  86,925    MBNA Corporation..............................................      1,598
                                                                             --------
                                                                                4,143
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 2.1%
  62,938    Target Corporation............................................      1,858
  82,400    Wal-Mart Stores, Inc. ........................................      4,057
                                                                             --------
                                                                                5,915
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 1.7%
  14,000    3M Company....................................................      1,540
 137,475    General Electric Company......................................      3,388
                                                                             --------
                                                                                4,928
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
  79,075    Southern Company..............................................   $  2,276
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.6%
  31,950    FPL Group, Inc. ..............................................      1,719
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.3%
  40,975    SLM Corporation...............................................      3,816
                                                                             --------
            HEALTH SERVICES -- 1.9%
  45,000    Tenet Healthcare Corporation!!................................      2,227
  18,000    UnitedHealth Group Inc.!!.....................................      1,570
  23,000    Wellpoint Health Networks Inc.!!..............................      1,686
                                                                             --------
                                                                                5,483
                                                                             --------
            HOUSEHOLD PRODUCTS -- 1.8%
  41,000    Colgate-Palmolive Company.....................................      2,212
  31,900    Procter & Gamble Company......................................      2,851
                                                                             --------
                                                                                5,063
                                                                             --------
            HOUSING AND FURNISHING -- 1.1%
 156,375    Masco Corporation.............................................      3,057
                                                                             --------
            INSURANCE -- 3.4%
  97,000    Ace Ltd. .....................................................      2,872
  70,625    AFLAC, Inc. ..................................................      2,167
  26,294    American International Group, Inc. ...........................      1,438
  47,000    XL Capital Ltd., Class A......................................      3,455
                                                                             --------
                                                                                9,932
                                                                             --------
            INTEGRATED OIL -- 3.2%
  36,100    BP Amoco plc, ADR.............................................      1,440
  47,589    ChevronTexaco Corporation.....................................      3,296
 136,389    Exxon Mobil Corporation.......................................      4,351
                                                                             --------
                                                                                9,087
                                                                             --------
            INVESTMENT SERVICES -- 0.7%
  58,263    Merrill Lynch & Company, Inc. ................................      1,920
                                                                             --------
            LODGING AND RECREATION -- 0.7%
  85,421    Starwood Hotels & Resorts Worldwide, Inc. ....................      1,905
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 4.6%
  70,500    Abbott Laboratories...........................................      2,848
  66,200    Baxter International Inc. ....................................      2,022
  27,000    Cardinal Health, Inc. ........................................      1,679
  89,325    Johnson & Johnson.............................................      4,832
  52,200    Medtronic, Inc. ..............................................      2,199
                                                                             --------
                                                                               13,580
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.6%
 174,375    Cisco Systems, Inc.!!.........................................      1,827
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            OILFIELD SERVICES -- 0.8%
  66,550    Nabors Industries, Ltd.!!.....................................   $  2,180
                                                                             --------
            PHARMACEUTICALS -- 2.5%
  40,325    Amgen Inc.!!..................................................      1,682
  87,625    Pfizer Inc. ..................................................      2,543
  79,000    Pharmacia Corporation.........................................      3,071
                                                                             --------
                                                                                7,296
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.6%
  26,575    McGraw-Hill Companies, Inc. ..................................      1,627
                                                                             --------
            RESTAURANTS -- 0.7%
 110,750    McDonald's Corporation........................................      1,956
                                                                             --------
            SEMICONDUCTORS -- 1.8%
  60,775    Analog Devices, Inc.!!........................................      1,197
 205,200    Intel Corporation.............................................      2,851
  28,675    Linear Technology Corporation.................................        594
  32,500    Texas Instruments Inc. .......................................        480
                                                                             --------
                                                                                5,122
                                                                             --------
            SOFTWARE -- 2.4%
 158,275    Microsoft Corporation!!.......................................      6,923
                                                                             --------
            SPECIALTY STORES -- 0.7%
  82,352    Home Depot, Inc. .............................................      2,149
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.9%
 125,800    Motorola, Inc. ...............................................      1,281
  64,591    SBC Communications Inc. ......................................      1,298
                                                                             --------
                                                                                2,579
                                                                             --------
            TOBACCO -- 1.2%
  89,600    Philip Morris Companies Inc. .................................      3,476
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $168,575).............................................    148,215
                                                                             --------
PRINCIPAL
 AMOUNT
 (000)
---------
            ASSET-BACKED SECURITIES -- 1.0%
            ASSET-BACKED -- AUTO LOANS -- 0.5%
 $   800    Americredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08&&...........................................        845
     450    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06&&...........................................        478
                                                                             --------
                                                                                1,323
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.2%
     500    Citibank Credit Card Master Trust I, Series 1999-5, Class A,
              6.100% 05/15/08.............................................        553
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.0%+
 $   132    First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................   $    143
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.3%
     900    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        933
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $2,787)...............................................      2,952
                                                                             --------
            CORPORATE BONDS AND NOTES -- 16.3%
            AEROSPACE AND DEFENSE -- 0.2%
     484    Boeing Capital Corporation,
              5.650% 05/15/06&&...........................................        510
      71    Northrop Grumman Corporation,
              7.125% 02/15/11.............................................         81
                                                                             --------
                                                                                  591
                                                                             --------
            AIRLINES -- 0.2%
     334    American Airlines, Series 2001-2, Class A-2,
              7.858% 10/01/11.............................................        353
     190    U.S. Airways, Inc., Series 2002-G,
              8.020% 02/05/19.............................................        198
                                                                             --------
                                                                                  551
                                                                             --------
            AUTOMOTIVE -- 1.3%
     255    Delphi Automotive Systems Corporation,
              6.125% 05/01/04.............................................        265
   1,172    Ford Motor Company,
              7.450% 07/16/31&&...........................................        950
     490    Ford Motor Credit Company,
              5.800% 01/12/09.............................................        438
     427    Ford Motor Credit Company,
              7.375% 10/28/09.............................................        409
     183    General Motors Acceptance Corporation,
              6.125% 09/15/06.............................................        183
     296    General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        300
     310    General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        303
     546    General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        529
      65    Rent-a-Center Inc., Series D,
              11.000% 08/15/08............................................         69
                                                                             --------
                                                                                3,446
                                                                             --------
            BROADCASTING AND CABLE -- 0.6%
      71    ABC Family Worldwide Inc.,
              10.250% 11/01/07............................................         74
     300    AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        277
     569    AOL Time Warner Inc.,
              7.625% 04/15/31&&...........................................        473
     203    Comcast Cable Communications,
              7.125% 06/15/13.............................................        189

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
 $   293    Insight Communications Company,
              (0.000)% due 02/15/11
              12.250% beginning 02/15/06..................................   $    104
     234    Time Warner Inc.,
              8.110% 08/15/06.............................................        228
     203    Viacom Inc., Class B,
              6.625% 05/15/11.............................................        225
     203    Viacom Inc., Class B,
              7.875% 07/30/30.............................................        244
                                                                             --------
                                                                                1,814
                                                                             --------
            BUILDING MATERIALS -- 0.1%
     122    American Standard Inc.,
              7.125% 02/15/03(a)..........................................        122
      40    American Standard Inc.,
              7.375% 04/15/05.............................................         41
      35    Nortek, Inc., Series B,
              9.875% 06/15/11.............................................         34
                                                                             --------
                                                                                  197
                                                                             --------
            CHEMICALS -- BASIC -- 0.2%
     186    Lyondell Chemical Company, Series B,
              9.875% 05/01/07.............................................        172
     204    The Dow Chemical Company,
              6.125% 02/01/11.............................................        216
     187    The Dow Chemical Company,
              7.375% 11/01/29.............................................        204
                                                                             --------
                                                                                  592
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.6%
     830    IMC Global Inc.,
              6.500% 08/01/03&&...........................................        829
     141    Methanex Corporation,
              8.750% 08/15/12.............................................        146
     101    Praxair, Inc.,
              4.750% 07/15/07.............................................        107
     168    Praxair, Inc.,
              6.500% 03/01/08.............................................        189
     125    Solutia Inc.,
              6.500% 10/15/02.............................................        125
     195    Solutia Inc.,
              11.250% 07/15/09@...........................................        179
     237    Solutia Inc.,
              6.720% 10/15/37.............................................        192
                                                                             --------
                                                                                1,767
                                                                             --------
            COMMERCIAL BANKING -- 2.1%
     711    Bank One Corporation,
              6.000% 08/01/08.............................................        789
     497    Citigroup Inc.,
              7.250% 10/01/10&&...........................................        567
     147    Citigroup Inc.,
              6.000% 02/21/12(a)..........................................        159
      40    Golden State Holdings, Escrow Corporation,
              7.000% 08/01/03.............................................         41
     242    Golden West Financial Corporation,
              4.750% 10/01/12.............................................        243
     402    J.P. Morgan Chase & Company,
              5.250% 05/30/07.............................................        422

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
 $   143    Mellon Funding Corporation,
              4.875% 06/15/07.............................................   $    153
     101    Mellon Funding Corporation,
              6.700% 03/01/08.............................................        114
     180    PNC Funding Corporation,
              7.000% 09/01/04.............................................        193
     304    PNC Funding Corporation,
              5.750% 08/01/06.............................................        322
     347    Popular North America Inc., Series E,
              6.125% 10/15/06.............................................        375
     142    Regions Financial Corporation,
              7.750% 09/15/24.............................................        170
     424    US Bank N.A., Minnesota,
              6.375% 08/01/11&&...........................................        478
     582    Wachovia Corporation,
              4.950% 11/01/06&&...........................................        621
     381    Washington Mutual, Inc.,
              7.500% 08/15/06&&...........................................        431
     335    Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        359
     386    Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        409
                                                                             --------
                                                                                5,846
                                                                             --------
            COMMERCIAL SERVICES -- 0.2%
     322    Allied Waste North America, Inc., Series B,
              10.000% 08/01/09............................................        299
     306    Coinmach Corporation,
              9.000% 02/01/10.............................................        316
                                                                             --------
                                                                                  615
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      81    Seagate Tech HDD Holding,
              8.000% 05/15/09@............................................         75
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
     146    International Business Machines Corporation,
              6.500% 01/15/28.............................................        153
     202    Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        201
                                                                             --------
                                                                                  354
                                                                             --------
            CONGLOMERATES -- 0.1%
     261    Waste Management, Inc.,
              7.375% 08/01/10.............................................        274
                                                                             --------
            CONSUMER CREDIT AND MORTGAGES -- 0.2%
     644    Countrywide Home Loans, Inc., Series J,
              5.500% 08/01/06&&...........................................        676
                                                                             --------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
     279    Sears Roebuck Acceptance Corporation,
              6.750% 08/15/11.............................................        298

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
 $   167    Target Corporation,
              5.875% 03/01/12.............................................   $    185
     383    Wal-Mart Stores, Inc.,
              5.450% 08/01/06&&...........................................        420
                                                                             --------
                                                                                  903
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 0.1%
     209    L-3 Communications Corporation,
              7.625% 06/15/12@............................................        216
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.1%
      77    The Scotts Company,
              8.625% 01/15/09@............................................         80
     305    The Scotts Company, Class A,
              8.625% 01/15/09.............................................        319
                                                                             --------
                                                                                  399
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.4%
     102    Calpine Corporation,
              8.500% 02/15/11(a)..........................................         42
     288    Cinergy Corporation,
              6.250% 09/01/04.............................................        297
     270    DPL Inc.,
              6.875% 09/01/11@............................................        253
     264    Oncor Electric Delivery,
              7.000% 09/01/22@............................................        268
      60    Pepco Holdings Inc.,
              5.500% 08/15/07@............................................         62
     220    Pepco Holdings Inc.,
              6.450% 08/15/12@............................................        228
                                                                             --------
                                                                                1,150
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 1.3%
     220    American Electric Power Company, Inc., Series A,
              6.125% 05/15/06.............................................        219
     327    Constellation Energy Group, Inc.,
              7.600% 04/01/32.............................................        326
     909    Consumers Energy Company, Series B,
              6.200% 05/01/03&&...........................................        891
      83    Duquesne Light Company, Series O,
              6.700% 04/15/12.............................................         93
     535    Exelon Generation Company LLC,
              6.950% 06/15/11.............................................        589
     259    FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................        244
     373    PSEG Power LLC,
              6.875% 04/15/06.............................................        375
     232    Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        246
     121    Southern Power Company,
              6.250% 07/15/12@............................................        133
     187    Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        201
                                                                             --------
                                                                                3,317
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            EXPLORATION AND PRODUCTION -- 0.2%
 $   170    Anadarko Finance Company, Series B,
              6.750% 05/01/11.............................................   $    193
     312    Anadarko Finance Company, Series B,
              7.500% 05/01/31.............................................        368
                                                                             --------
                                                                                  561
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.1%
     265    Associates Corporation of North America,
              6.950% 11/01/18.............................................        290
     405    Case Credit Corporation,
              6.125% 02/15/03.............................................        399
     704    Caterpillar Finance Services Corporation,
              5.950% 05/01/06&&...........................................        772
      44    Dana Credit Corporation,
              7.250% 12/16/02@............................................         44
     812    General Electric Capital Corporation, Series A,
              6.750% 03/15/32&&...........................................        871
     516    Household Finance Corporation,
              5.875% 02/01/09&&...........................................        485
     160    PCA LLC / PCA Finance Corporation,
              11.875% 08/01/09@...........................................        163
                                                                             --------
                                                                                3,024
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
     424    Fred Meyer, Inc.,
              7.450% 03/01/08&&...........................................        487
                                                                             --------
            FOOD PRODUCTS -- 1.2%
     365    Burns Phillips Capital Property, Ltd.,
              9.750% 07/15/12@............................................        362
     100    Del Monte Corporation, Series B,
              9.250% 05/15/11.............................................        100
     388    Kellogg Company, Series B,
              6.000% 04/01/06&&...........................................        423
     144    Kraft Foods Inc.,
              5.250% 06/01/07.............................................        156
     698    Nabisco Inc.,
              6.125%** 02/01/33&&.........................................        706
     467    Sara Lee Corporation,
              6.250% 09/15/11&&...........................................        527
     132    Tyson Foods Inc., Class A,
              7.250% 10/01/06.............................................        147
     218    Unilever Capital Corporation,
              6.875% 11/01/05.............................................        244
     484    Unilever Capital Corporation,
              7.125% 11/01/10.............................................        576
                                                                             --------
                                                                                3,241
                                                                             --------
            HEALTH SERVICES -- 0.2%
     150    Cardinal Health, Inc.,
              6.750% 02/15/11.............................................        172
      75    PacifiCare Health Systems, Inc., Class A,
              10.750% 06/01/09............................................         74
     387    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        422
      45    Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         50
                                                                             --------
                                                                                  718
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS -- 0.0%+
 $   114    Proctor & Gamble Company,
              4.750% 06/15/07.............................................   $    122
                                                                             --------
            HOUSING AND FURNISHING -- 0.1%
     104    Beazer Homes USA, Inc.,
              8.625% 05/15/11.............................................        105
      80    Beazer Homes USA, Inc.,
              8.375% 04/15/12.............................................         80
     196    The Ryland Group, Inc.,
              8.000% 08/15/06.............................................        196
                                                                             --------
                                                                                  381
                                                                             --------
            INSURANCE -- 0.3%
     293    Principal Life Global,
              6.250% 02/15/12@............................................        315
     595    Prudential Funding LLC,
              6.600% 05/15/08@............................................        654
                                                                             --------
                                                                                  969
                                                                             --------
            INTEGRATED OIL -- 0.3%
     171    Amerada Hess Corporation,
              7.875% 10/01/29.............................................        205
     300    Conoco Funding Company,
              6.350% 10/15/11.............................................        337
     416    PEMEX Master Trust,
              8.625% 02/01/22@............................................        399
                                                                             --------
                                                                                  941
                                                                             --------
            INVESTMENT SERVICES -- 1.0%
     308    Bear Stearns Companies, Inc.,
              7.800% 08/15/07&&...........................................        359
     240    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        256
     380    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        395
     256    Goldman Sachs Group Inc.,
              6.875% 01/15/11.............................................        284
      25    Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         26
     253    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        282
     288    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        306
     298    Morgan Stanley Dean Witter & Company,
              6.100% 04/15/06.............................................        321
     515    Morgan Stanley Dean Witter & Company,
              6.750% 04/15/11&&...........................................        564
                                                                             --------
                                                                                2,793
                                                                             --------
            LODGING AND RECREATION -- 0.0%+
      69    John Q. Hammons Hotels, Series B,
              8.875% 05/15/12.............................................         66
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.0%+
      94    Advanced Medical Optics, Inc.,
              9.250% 07/15/10.............................................         92
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            METALS AND MINING -- 0.2%
 $   278    Alcoa Inc.,
              7.375% 08/01/10.............................................   $    331
     151    Compass Minerals Group, Inc.,
              10.000% 08/15/11............................................        160
     115    Earle M. Jorgensen Company,
              9.750% 06/01/12.............................................        112
                                                                             --------
                                                                                  603
                                                                             --------
            NATURAL GAS PIPELINES -- 0.2%
     242    EL Paso Corporation,
              7.800% 08/01/31.............................................        152
     430    Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        457
                                                                             --------
                                                                                  609
                                                                             --------
            OIL REFINING AND MARKETING -- 0.1%
     390    USX Corporation,
              6.650% 02/01/06&&...........................................        426
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.2%
     206    Owens-Brockway Glass Containers,
              8.875% 02/15/09.............................................        207
     174    Riverwood International Corporation,
              10.625% 08/01/07............................................        179
     298    Riverwood International Corporation,
              10.875% 04/01/08............................................        301
                                                                             --------
                                                                                  687
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.4%
     289    Ainsworth Lumber Company Ltd.,
              12.500% 07/15/07............................................        297
     143    Appleton Papers Inc., Series B,
              12.500% 12/15/08............................................        147
     109    FiberMark, Inc.,
              10.750% 04/15/11(a).........................................        105
     201    International Paper Company,
              8.000% 07/08/03.............................................        209
      84    Louisiana-Pacific Corporation,
              8.500% 08/15/05.............................................         84
     312    Louisiana-Pacific Corporation,
              10.875% 11/15/08@(a)........................................        325
     119    Tembec Industries Inc.,
              8.500% 02/01/11.............................................        120
                                                                             --------
                                                                                1,287
                                                                             --------
            PHARMACEUTICALS -- 0.2%
      27    Pharmacia Corporation,
              6.600% 12/01/28.............................................         31
     554    Wyeth,
              6.250% 03/15/06.............................................        592
                                                                             --------
                                                                                  623
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
     177    Gannett Company, Inc.,
              6.375% 04/01/12.............................................        203
     274    News America Holdings,
              8.150% 10/17/36.............................................        270
                                                                             --------
                                                                                  473
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.4%
 $   277    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................   $    315
     697    FedEx Corporation,
              6.625% 02/12/04.............................................        730
                                                                             --------
                                                                                1,045
                                                                             --------
            REAL ESTATE -- 0.3%
      61    Corrections Corporation of America,
              9.875% 05/01/09@............................................         63
     312    EOP Operating LP,
              7.000% 07/15/11&&...........................................        345
     158    Standard Pacific Corporation,
              9.250% 04/15/12.............................................        149
     324    Tech Olypmic USA, Inc.,
              10.375% 07/01/12@...........................................        296
                                                                             --------
                                                                                  853
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
     128    Health Care Property Investors, Inc.,
              7.480% 04/05/04.............................................        137
     120    Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        127
                                                                             --------
                                                                                  264
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.1%
     308    BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        307
     177    Cingular Wireless,
              7.125% 12/15/31.............................................        155
     399    Cox Communications, Inc., Class A,
              7.750% 11/01/10&&...........................................        413
     154    GTE North, Inc., Series H,
              5.650% 11/15/08.............................................        157
     317    Nextel Communications, Inc., Class A,
              9.375% 11/15/09.............................................        242
     454    SBC Communications Inc.,
              6.250% 03/15/11.............................................        492
      48    Sprint Capital Corporation,
              6.125% 11/15/08.............................................         32
     129    Sprint Capital Corporation,
              8.375% 03/15/12(a)..........................................         92
     222    Sprint Capital Corporation,
              6.900% 05/01/19.............................................        130
     169    Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................        169
     399    Verizon New England Inc.,
              6.500% 09/15/11&&...........................................        415
     524    Verizon Pennsylvania, Series A,
              5.650% 11/15/11&&...........................................        514
                                                                             --------
                                                                                3,118
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TOBACCO -- 0.2%
 $   150    DIMON Inc., Series B,
              9.625% 10/15/11.............................................   $    157
     525    R.J. Reynolds Tobacco Holdings, Inc.,
              7.375% 05/15/03&&...........................................        536
                                                                             --------
                                                                                  693
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $45,708)..............................................     46,859
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.6%
   2,670    AT&T Canada Inc.,
              (0.000)% due 06/15/08
              9.950% beginning 06/15/03...................................        280
     235    Compagnie Generale De Geophysique SA,
              10.625% 11/15/07............................................        219
     530    Corp Andina de Fomento,
              8.875% 06/01/05&&...........................................        590
     301    Government of Canada,
              5.250% 11/05/08.............................................        330
     185    Hanson Overseas B.V.,
              6.750% 09/15/05.............................................        202
     310    Hellenic Republic,
              6.950% 03/04/08.............................................        363
      24    Methanex Corporation,
              7.750% 08/15/05.............................................         24
     563    Pemex Finance Ltd.,
              5.720% 11/15/03&&...........................................        580
     367    Quebec (Province),
              7.500% 09/15/29.............................................        473
     464    Republic of Italy,
              6.000% 02/22/11.............................................        531
     309    Republic of Italy,
              6.875% 09/27/23.............................................        374
     328    Republic of Korea,
              8.875% 04/15/08(a)..........................................        412
     258    United Mexican States,
              8.375% 01/14/11.............................................        272
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $6,712)...............................................      4,650
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 17.6%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.5%
     290    Credit Suisse First Boston, Series 2001,
              5.570%** 12/05/13...........................................        288
      89    Criimi Mae CMBS Corporation, Series 1998-1, Class A1,
              5.697% 06/20/30@............................................         90
     622    Fannie Mae Strip, Series 319, Class 2, Interest Only,
              6.500% 02/01/32.............................................         91
   5,306    JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4, Class X, Interest only,
              1.275%** 12/26/28...........................................        214
   6,853    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3, Class
              IO,
              1.103%** 12/15/30...........................................        296

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
 $29,313    Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.450%** 09/15/27@..........................................   $    319
  34,179    Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.310%** 03/15/29@..........................................        274
                                                                             --------
                                                                                1,572
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
      13      8.000% 01/01/04.............................................         13
      11      8.000% 07/01/10.............................................         12
       2      10.500% 04/01/19............................................          2
     367      8.000% 09/01/25.............................................        394
   1,234      6.500% 07/01/29&&...........................................      1,280
                                                                             --------
                                                                                1,701
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 12.9%
       8      6.500% 01/01/06.............................................          8
     305      8.500% 08/01/11.............................................        329
     151      7.500% 10/01/11.............................................        161
   8,300      6.000% 03/01/17.............................................      8,616
     221      10.000% 09/01/18............................................        254
     130      7.000% 01/25/21.............................................        138
  19,475      6.500% 02/01/32(b)..........................................     20,176
   6,875      7.000% 05/01/32(b)..........................................      7,178
     157      4.454%** 08/01/36...........................................        162
                                                                             --------
                                                                               37,022
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 3.6%
       6      10.000% 02/15/16............................................          7
     237      7.500% 12/15/23.............................................        253
   1,567      6.500% 01/15/31&&...........................................      1,635
   8,100      7.000% 11/01/32(b)..........................................      8,502
                                                                             --------
                                                                               10,397
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $50,906)..............................................     50,692
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 2.3%
            FEDERAL HOME LOAN BANK (FHLB) -- 0.3%
 $   900      5.750% 05/15/12.............................................   $    999
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.4%
   3,300      5.750% 01/15/12&&...........................................      3,664
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.6%
   1,410      7.000% 07/15/05.............................................      1,582
      25      5.250% 04/15/07(a)..........................................         27
     200      6.625% 11/15/30.............................................        235
                                                                             --------
                                                                                1,844
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $6,034)...............................................      6,507
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 6.1%
            U.S. TREASURY NOTES -- 4.0%
  11,000      3.250% 05/31/04.............................................     11,289
                                                                             --------
            U.S. TREASURY STRIPS -- 2.1%
   1,300    Interest only,
              2.640% 05/15/07.............................................      1,152
   4,235    Principal only,
              2.050%*** 08/15/05(a).......................................      3,994
   3,685    Principal only,
              5.170%*** 11/15/27..........................................      1,022
                                                                             --------
                                                                                6,168
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $17,132)..............................................     17,457
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

 SHARES                                                                       VALUE
 (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 20.6%
              (Cost $59,210)
  59,210    Nations Cash Reserves, Capital Class Shares#..................   $ 59,210
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $357,064*)..................................   116.9%     336,542
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................   (16.9)%
            Receivable for investment securities sold.....................   $    613
            Receivable for Fund shares sold...............................        441
            Dividends receivable..........................................        221
            Interest receivable...........................................      1,350
            Receivable for variation margin...............................         91
            Unrealized depreciation on swap contracts.....................         (8)
            Collateral on securities loaned...............................     (4,452)
            Payable for Fund shares redeemed..............................     (1,565)
            Investment advisory fee payable...............................       (161)
            Administration fee payable....................................        (57)
            Shareholder servicing and distribution fees payable...........       (115)
            Due to custodian..............................................         (5)
            Payable for investment securities purchased...................    (44,725)
            Accrued Trustees' fees and expenses...........................        (77)
            Accrued expenses and other liabilities........................       (306)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (48,755)
                                                                             --------
            NET ASSETS..........................................   100.0%    $287,787
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    451
            Accumulated net realized loss on investments sold, swaps and
              futures contracts...........................................    (34,506)
            Net unrealized depreciation of investments, swaps and futures
              contracts...................................................    (20,149)
            Paid-in capital...............................................    341,993
                                                                             --------
            NET ASSETS....................................................   $287,787
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($34,588,616 / 2,084,299 shares outstanding)................     $16.59
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($164,040,725 / 9,888,284 shares outstanding)...............     $16.59
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $17.60

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($87,146,307 / 5,280,578 shares outstanding)................     $16.50
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,011,246 / 121,681 shares outstanding)...................     $16.53
                                                                             ========

---------------

 * Federal income tax information (see Note 10).

 **Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2002.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2002.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &&All or a portion of security segregated as collateral for futures contracts.

 + Amount represents less than 0.1%.

(a)All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $4,316 and $4,350, respectively.

(b)TBA -- Securities purchased on a forward commitment basis.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $4,452.

ABBREVIATION:
ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Classic Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
 SHARES                                                                      (000)
-------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.6%
            AEROSPACE AND DEFENSE -- 2.2%
  206,790   Boeing Company..............................................   $   7,058
                                                                           ---------
            AIRLINES -- 1.1%
  317,000   AMR Corporation!!(a)........................................       1,325
  226,700   Delta Air Lines, Inc. ......................................       2,106
                                                                           ---------
                                                                               3,431
                                                                           ---------
            AUTOMOTIVE -- 2.8%
  478,200   Ford Motor Company..........................................       4,687
  484,500   Goodyear Tire & Rubber Company(a)...........................       4,307
                                                                           ---------
                                                                               8,994
                                                                           ---------
            CHEMICALS -- BASIC -- 1.9%
  165,900   E.I. duPont de Nemours and Company..........................       5,984
                                                                           ---------
            CHEMICALS -- SPECIALTY -- 1.9%
  251,800   Great Lakes Chemical Corporation(a).........................       6,048
                                                                           ---------
            COMMERCIAL BANKING -- 3.2%
  236,500   FleetBoston Financial Corporation...........................       4,808
  275,300   J.P. Morgan Chase & Company.................................       5,228
                                                                           ---------
                                                                              10,036
                                                                           ---------
            COMMERCIAL SERVICES -- 2.9%
1,125,000   Solectron Corporation!!.....................................       2,374
  290,000   Waste Management, Inc. .....................................       6,763
                                                                           ---------
                                                                               9,137
                                                                           ---------
            COMPUTERS AND OFFICE EQUIPMENT -- 7.9%
  647,700   Hewlett-Packard Company.....................................       7,558
  202,110   NCR Corporation!!...........................................       4,002
  910,600   Unisys Corporation!!........................................       6,374
1,475,900   Xerox Corporation!!(a)......................................       7,306
                                                                           ---------
                                                                              25,240
                                                                           ---------
            ELECTRIC POWER -- NON NUCLEAR -- 3.6%
1,016,000   Dynegy Inc., Class A(a).....................................       1,179
  278,500   Edison International!!......................................       2,785
  246,200   PG & E Corporation!!(a).....................................       2,772
  144,000   PPL Corporation.............................................       4,686
                                                                           ---------
                                                                              11,422
                                                                           ---------
            ELECTRIC POWER -- NUCLEAR -- 7.0%
  360,610   Duke Energy Corporation@....................................       7,050
  199,400   Exelon Corporation..........................................       9,472
  188,800   FirstEnergy Corporation.....................................       5,643
                                                                           ---------
                                                                              22,165
                                                                           ---------
            FINANCE -- MISCELLANEOUS -- 3.0%
  539,000   CIT Group Inc.!!(a).........................................       9,691
                                                                           ---------
            FOOD AND DRUG STORES -- 5.2%
  215,600   Albertson's, Inc. ..........................................       5,209
  290,000   Safeway Inc.!!..............................................       6,467
  350,400   The Kroger Company!!........................................       4,941
                                                                           ---------
                                                                              16,617
                                                                           ---------

                                                                             VALUE
 SHARES                                                                      (000)
-------------------------------------------------------------------------------------
            FOOD PRODUCTS -- 2.9%
  738,365   Archer-Daniels-Midland Company..............................   $   9,237
                                                                           ---------
            HOUSEHOLD PRODUCTS -- 2.4%
  271,200   American Greetings Corporation, Class A(a)..................       4,366
  199,200   Tupperware Corporation......................................       3,311
                                                                           ---------
                                                                               7,677
                                                                           ---------
            INSURANCE -- 6.5%
   92,686   Allstate Corporation........................................       3,295
   72,200   American National Insurance Company.........................       4,983
  187,700   Loews Corporation...........................................       8,050
  311,300   The Phoenix Companies, Inc. ................................       4,240
                                                                           ---------
                                                                              20,568
                                                                           ---------
            LODGING AND RECREATION -- 1.5%
  432,100   Hasbro, Inc. ...............................................       4,809
                                                                           ---------
            NATURAL GAS DISTRIBUTION -- 1.0%
  400,000   El Paso Corporation.........................................       3,308
                                                                           ---------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.6%
2,039,488   Avaya Inc.!!(a).............................................       2,916
3,021,000   Lucent Technologies Inc.!!(a)...............................       2,296
                                                                           ---------
                                                                               5,212
                                                                           ---------
            PHARMACEUTICALS -- 8.4%
  364,100   Bristol-Myers Squibb Company................................       8,666
  210,000   Merck & Company, Inc. ......................................       9,598
  394,500   Schering-Plough Corporation.................................       8,411
                                                                           ---------
                                                                              26,675
                                                                           ---------
            PROFESSIONAL SERVICES -- 1.6%
1,472,000   Service Corporation International!!(a)......................       5,152
                                                                           ---------
            RESTAURANTS -- 2.1%
  382,835   McDonald's Corporation......................................       6,761
                                                                           ---------
            RETAIL -- SPECIALTY -- 1.7%
  234,800   Sherwin-Williams Company....................................       5,560
                                                                           ---------
            SEMICONDUCTORS -- 1.7%
  445,110   Micron Technology, Inc.!!...................................       5,506
                                                                           ---------
            SPECIALTY STORES -- 2.0%
  623,990   Toys R Us, Inc.!!...........................................       6,352
                                                                           ---------
            STEEL -- 1.6%
  447,300   United States Steel Corporation.............................       5,193
                                                                           ---------
            TELECOMMUNICATIONS SERVICES -- 16.0%
  492,000   BellSouth Corporation.......................................       9,033
  290,600   CenturyTel, Inc. ...........................................       6,518
  657,000   Motorola, Inc. .............................................       6,688

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Classic Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
 SHARES                                                                      (000)
-------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
  506,100   SBC Communications Inc. ....................................   $  10,173
  780,500   Sprint Corporation (FON Group)(a)...........................       7,118
  407,700   Verizon Communications Inc. ................................      11,187
                                                                           ---------
                                                                              50,717
                                                                           ---------
            TOBACCO -- 4.9%
  196,400   Philip Morris Companies Inc. ...............................       7,621
   72,100   R.J. Reynolds Tobacco Holdings, Inc.(a).....................       2,907
  178,000   UST Inc. ...................................................       5,021
                                                                           ---------
                                                                              15,549
                                                                           ---------
            TOTAL COMMON STOCKS
              (Cost $476,295)...........................................     314,099
                                                                           ---------
 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 15.2%
              (Cost $48,451)
   48,451   Nations Cash Reserves, Capital Class Shares#................      48,451
                                                                           ---------
            TOTAL INVESTMENTS
              (Cost $524,746*)................................     113.8%    362,550
                                                                           ---------
            OTHER ASSETS AND LIABILITIES (NET)................     (13.8)%
            Cash........................................................   $     210
            Dividends receivable........................................         651
            Interest receivable.........................................           2
            Collateral on securities loaned.............................     (42,740)
            Investment advisory fee payable.............................        (192)
            Administration fee payable..................................         (68)
            Shareholder servicing and distribution fees payable.........         (61)
            Payable for investment securities purchased.................      (1,791)
            Accrued Trustees' fees and expenses.........................         (11)
            Accrued expenses and other liabilities......................         (58)
                                                                           ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)....................     (44,058)
                                                                           ---------
            NET ASSETS........................................     100.0%  $ 318,492
                                                                           =========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $   2,300
            Accumulated net realized gain on investments sold...........       9,979
            Net unrealized depreciation of investments..................    (162,196)
            Paid-in capital.............................................     468,409
                                                                           ---------
            NET ASSETS..................................................   $ 318,492
                                                                           =========


                                                                             VALUE
-------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($242,080,378 / 32,181,120 shares outstanding)............       $7.52
                                                                           =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($14,873,618 / 1,981,716 shares outstanding)..............       $7.51
                                                                           =========

            Maximum sales charge........................................       5.75%
            Maximum offering price per share............................       $7.97

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($28,676,427 / 3,855,845 shares outstanding)..............       $7.44
                                                                           =========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($32,861,681 / 4,417,292 shares outstanding)..............       $7.44
                                                                           =========

---------------

 *Federal income tax information (see Note 10).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

!!Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $74,422 and $36,417, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $42,740.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations LargeCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                            VALUE
SHARES                                                                      (000)
-----------------------------------------------------------------------------------
          COMMON STOCKS -- 89.0%
          AEROSPACE AND DEFENSE -- 4.0%
 21,725   Raytheon Company..............................................   $   636
  6,600   United Technologies Corporation...............................       373
                                                                           -------
                                                                             1,009
                                                                           -------
          AUTOMOTIVE -- 1.9%
 25,900   Ford Motor Company............................................       254
  5,400   Lear Corporation!!............................................       225
                                                                           -------
                                                                               479
                                                                           -------
          BEVERAGES -- 2.6%
 13,000   Diageo plc, ADR...............................................       649
                                                                           -------
          BROADCASTING AND CABLE -- 2.8%
 10,900   Clear Channel Communications, Inc.!!..........................       378
 16,475   Comcast Corporation, Special Class A!!........................       344
                                                                           -------
                                                                               722
                                                                           -------
          CHEMICALS -- 0.0%+
    699   Monsanto Company..............................................        11
                                                                           -------
          COMMERCIAL BANKING -- 9.4%
  8,925   Charter One Financial, Inc. ..................................       265
 11,100   Citigroup Inc. ...............................................       329
  4,600   Comerica Inc. ................................................       222
 11,600   FleetBoston Financial Corporation.............................       236
 10,054   US Bancorp!!..................................................       187
 20,500   Wachovia Corporation..........................................       671
 10,700   Wells Fargo & Company.........................................       515
                                                                           -------
                                                                             2,425
                                                                           -------
          COMPUTERS AND OFFICE EQUIPMENT -- 1.7%
 16,755   Hewlett-Packard Company.......................................       196
  4,075   International Business Machines Corporation...................       237
                                                                           -------
                                                                               433
                                                                           -------
          CONSUMER CREDIT AND MORTGAGES -- 4.0%
 12,200   American Express Company......................................       380
  4,000   Freddie Mac...................................................       224
 22,200   MBNA Corporation..............................................       408
                                                                           -------
                                                                             1,012
                                                                           -------
          DIVERSIFIED MANUFACTURING -- 1.7%
 19,875   Honeywell International Inc. .................................       430
                                                                           -------
          ELECTRIC POWER -- NON NUCLEAR -- 4.2%
 11,900   Consolidated Edison, Inc. ....................................       480
  7,450   Public Service Enterprise Group Inc. .........................       227
  4,600   Southern Company..............................................       132
  5,500   TXU Corporation...............................................       229
                                                                           -------
                                                                             1,068
                                                                           -------
          ELECTRIC POWER -- NUCLEAR -- 1.0%
  4,825   Dominion Resources, Inc. .....................................       245
                                                                           -------
          EXPLORATION AND PRODUCTION -- 1.7%
  9,900   Anadarko Petroleum Corporation................................       441
                                                                           -------

                                                                            VALUE
SHARES                                                                      (000)
-----------------------------------------------------------------------------------
          FOOD PRODUCTS -- 2.0%
 15,200   Kellogg Company...............................................   $   505
                                                                           -------
          HOUSEHOLD PRODUCTS -- 0.9%
  8,000   The Estee Lauder Companies Inc., Class A......................       230
                                                                           -------
          INSURANCE -- 6.0%
 10,500   Ace Ltd. .....................................................       311
  6,700   American International Group, Inc. ...........................       367
  5,450   Hartford Financial Services Group, Inc. ......................       223
 10,370   Prudential Financial, Inc.!!..................................       296
 23,779   Travelers Property Casualty Corporation, Class A!!............       314
    985   Travelers Property Casualty Corporation, Class B!!............        13
                                                                           -------
                                                                             1,524
                                                                           -------
          INTEGRATED OIL -- 7.7%
  9,000   ChevronTexaco Corporation.....................................       623
 29,600   Exxon Mobil Corporation.......................................       945
 13,800   Occidental Petroleum Corporation..............................       392
                                                                           -------
                                                                             1,960
                                                                           -------
          INVESTMENT SERVICES -- 2.7%
  3,650   Goldman Sachs Group, Inc. ....................................       241
  7,900   Merrill Lynch & Company, Inc. ................................       260
  5,700   Morgan Stanley Dean Witter & Company..........................       193
                                                                           -------
                                                                               694
                                                                           -------
          LODGING AND RECREATION -- 2.1%
 12,300   Carnival Corporation..........................................       308
  9,800   Starwood Hotels & Resorts Worldwide, Inc. ....................       219
                                                                           -------
                                                                               527
                                                                           -------
          MEDICAL DEVICES AND SUPPLIES -- 1.2%
  7,800   Abbott Laboratories...........................................       315
                                                                           -------
          METALS AND MINING -- 1.0%
  9,775   Phelps Dodge Corporation!!....................................       251
                                                                           -------
          OIL REFINING AND MARKETING -- 1.4%
  7,700   ConocoPhillips................................................       356
                                                                           -------
          OILFIELD SERVICES -- 4.1%
 20,700   ENSCO International Inc. .....................................       518
 15,900   Nabors Industries, Ltd.!!.....................................       521
                                                                           -------
                                                                             1,039
                                                                           -------
          PAPER AND FOREST PRODUCTS -- 3.5%
 10,650   Bowater Inc. .................................................       376
 15,200   International Paper Company...................................       507
                                                                           -------
                                                                               883
                                                                           -------
          PHARMACEUTICALS -- 1.3%
  7,600   Bristol-Myers Squibb Company..................................       181
  4,100   Pharmacia Corporation.........................................       159
                                                                           -------
                                                                               340
                                                                           -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)


                                                                            VALUE
SHARES                                                                      (000)
-----------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND SHIPPING -- 2.7%
 12,300   CSX Corporation...............................................   $   324
  6,100   Union Pacific Corporation.....................................       353
                                                                           -------
                                                                               677
                                                                           -------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.9%
  8,900   Boston Properties, Inc. ......................................       331
  4,600   Equity Office Properties Trust................................       119
  1,409   ProLogis Trust................................................        35
                                                                           -------
                                                                               485
                                                                           -------
          RESTAURANTS -- 0.8%
 12,075   McDonald's Corporation........................................       213
                                                                           -------
          SEMICONDUCTORS -- 1.8%
 12,100   Agilent Technologies, Inc.!!..................................       158
 12,970   Micron Technology, Inc.!!.....................................       161
 14,200   Teradyne, Inc.!!..............................................       136
                                                                           -------
                                                                               455
                                                                           -------
          SOFTWARE -- 0.4%
 10,100   Cadence Design Systems, Inc.!!................................       103
                                                                           -------
          SPECIALTY STORES -- 2.8%
 19,800   Gap, Inc. ....................................................       215
 20,100   Limited, Inc. ................................................       288
 19,444   Toys R Us, Inc.!!.............................................       198
                                                                           -------
                                                                               701
                                                                           -------
          TELECOMMUNICATIONS SERVICES -- 5.8%
 18,000   BellSouth Corporation.........................................       330
 29,900   Motorola, Inc. ...............................................       304
 25,000   SBC Communications Inc. ......................................       503
 12,300   Verizon Communications Inc. ..................................       338
                                                                           -------
                                                                             1,475
                                                                           -------
          TOBACCO -- 3.9%
 14,900   Philip Morris Companies Inc. .................................       579
 14,300   UST Inc. .....................................................       403
                                                                           -------
                                                                               982
                                                                           -------
          TOTAL COMMON STOCKS
            (Cost $28,413)..............................................    22,639
                                                                           -------
PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 0.1%
              (Cost $24)
            SPECIALTY STORES -- 0.1%
 $    24    Gap, Inc.,
              5.750% 03/15/09@............................................   $    24
                                                                             -------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 10.8%
              (Cost $2,741)
   2,741    Nations Cash Reserves, Capital Class Shares#..................     2,741
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $31,178*)...................................    99.9%     25,404
                                                                             -------
            OTHER ASSETS AND LIABILITIES (NET)..................     0.1%
            Cash..........................................................   $    30
            Receivable for investment securities sold.....................       315
            Dividends receivable..........................................        59
            Interest receivable...........................................         3
            Receivable from administrator.................................         6
            Investment advisory fee payable...............................       (14)
            Shareholder servicing and distribution fees payable...........        (1)
            Payable for investment securities purchased...................      (262)
            Accrued Trustees' fees and expenses...........................        (6)
            Accrued expenses and other liabilities........................       (94)
                                                                             -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        36
                                                                             -------
            NET ASSETS..........................................   100.0%    $25,440
                                                                             =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $     9
            Accumulated net realized loss on investments sold.............    (2,458)
            Net unrealized depreciation of investments....................    (5,774)
            Paid-in capital...............................................    33,663
                                                                             -------
            NET ASSETS....................................................   $25,440
                                                                             =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations LargeCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




                                                                            VALUE
-----------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($23,717,371 / 3,142,764 shares outstanding)................     $7.55
                                                                           =======
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($719,816 / 95,468 shares outstanding)......................     $7.54
                                                                           =======

          Maximum sales charge..........................................     5.75%
          Maximum offering price per share..............................     $8.00

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($937,509 / 124,673 shares outstanding).....................     $7.52
                                                                           =======
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($65,446 / 8,708 shares outstanding)........................     $7.52
                                                                           =======

---------------

 *Federal income tax information (see Note 10).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

ABBREVIATION:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 92.7%
          AEROSPACE AND DEFENSE -- 4.2%
438,600   Raytheon Company..............................................   $ 12,851
132,641   United Technologies Corporation...............................      7,493
                                                                           --------
                                                                             20,344
                                                                           --------
          AUTOMOTIVE -- 1.0%
510,800   Ford Motor Company(a).........................................      5,006
                                                                           --------
          BEVERAGES -- 3.3%
 29,919   Brown-Forman Corporation, Class B.............................      2,003
280,251   Diageo plc, ADR...............................................     13,987
                                                                           --------
                                                                             15,990
                                                                           --------
          BROADCASTING AND CABLE -- 3.0%
218,700   Clear Channel Communications, Inc.!!..........................      7,600
341,515   Comcast Corporation, Special Class A!!(a).....................      7,124
                                                                           --------
                                                                             14,724
                                                                           --------
          CHEMICALS -- 0.0%+
 15,455   Monsanto Company..............................................        236
                                                                           --------
          COMMERCIAL BANKING -- 10.1%
169,785   Charter One Financial, Inc. ..................................      5,046
238,524   Citigroup Inc. ...............................................      7,072
 94,700   Comerica Inc. ................................................      4,566
232,942   FleetBoston Financial Corporation.............................      4,736
228,439   US Bancorp!!..................................................      4,244
410,800   Wachovia Corporation..........................................     13,430
214,100   Wells Fargo & Company.........................................     10,312
                                                                           --------
                                                                             49,406
                                                                           --------
          COMPUTERS AND OFFICE EQUIPMENT -- 1.0%
 80,710   International Business Machines Corporation...................      4,713
                                                                           --------
          CONSUMER CREDIT AND MORTGAGES -- 4.2%
238,573   American Express Company......................................      7,439
 85,008   Freddie Mac...................................................      4,752
451,368   MBNA Corporation..............................................      8,296
                                                                           --------
                                                                             20,487
                                                                           --------
          DIVERSIFIED MANUFACTURING -- 1.8%
402,184   Honeywell International Inc. .................................      8,711
                                                                           --------
          ELECTRIC POWER -- NON NUCLEAR -- 4.5%
238,300   Consolidated Edison, Inc. ....................................      9,585
149,850   Public Service Enterprise Group Inc.(a).......................      4,570
 91,600   Southern Company(a)...........................................      2,636
119,400   TXU Corporation(a)............................................      4,980
                                                                           --------
                                                                             21,771
                                                                           --------
          ELECTRIC POWER -- NUCLEAR -- 1.4%
132,114   Dominion Resources, Inc. .....................................      6,702
                                                                           --------
          EXPLORATION AND PRODUCTION -- 1.8%
200,942   Anadarko Petroleum Corporation................................      8,950
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          FOOD PRODUCTS -- 2.1%
302,100   Kellogg Company...............................................   $ 10,045
                                                                           --------
          HOUSEHOLD PRODUCTS -- 1.0%
161,504   The Estee Lauder Companies Inc., Class A......................      4,642
                                                                           --------
          INSURANCE -- 5.4%
197,900   Ace Ltd. .....................................................      5,860
133,813   American International Group, Inc. ...........................      7,320
207,171   Prudential Financial, Inc.!!..................................      5,917
512,005   Travelers Property Casualty Corporation, Class A!!............      6,758
 21,172   Travelers Property Casualty Corporation, Class B!!............        286
                                                                           --------
                                                                             26,141
                                                                           --------
          INTEGRATED OIL -- 8.1%
179,838   ChevronTexaco Corporation.....................................     12,454
589,077   Exxon Mobil Corporation.......................................     18,792
276,071   Occidental Petroleum Corporation..............................      7,835
                                                                           --------
                                                                             39,081
                                                                           --------
          INVESTMENT SERVICES -- 1.9%
  1,425   Lehman Brothers Holdings Inc. ................................         70
162,643   Merrill Lynch & Company, Inc. ................................      5,359
115,264   Morgan Stanley Dean Witter & Company..........................      3,905
                                                                           --------
                                                                              9,334
                                                                           --------
          LODGING AND RECREATION -- 2.2%
250,449   Carnival Corporation(a).......................................      6,286
203,500   Starwood Hotels & Resorts Worldwide, Inc. ....................      4,538
                                                                           --------
                                                                             10,824
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 1.3%
156,000   Abbott Laboratories...........................................      6,302
                                                                           --------
          METALS AND MINING -- 1.0%
194,700   Phelps Dodge Corporation!!....................................      4,990
                                                                           --------
          OIL REFINING AND MARKETING -- 1.5%
153,394   ConocoPhillips................................................      7,093
                                                                           --------
          OILFIELD SERVICES -- 4.3%
413,700   ENSCO International Inc. .....................................     10,359
320,619   Nabors Industries, Ltd.!!.....................................     10,500
                                                                           --------
                                                                             20,859
                                                                           --------
          PAPER AND FOREST PRODUCTS -- 3.7%
225,920   Bowater Inc. .................................................      7,975
305,973   International Paper Company(a)................................     10,216
                                                                           --------
                                                                             18,191
                                                                           --------
          PHARMACEUTICALS -- 1.6%
154,000   Bristol-Myers Squibb Company..................................      3,665
103,500   Pharmacia Corporation.........................................      4,024
                                                                           --------
                                                                              7,689
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND SHIPPING -- 2.8%
233,905   CSX Corporation...............................................   $  6,170
125,251   Union Pacific Corporation.....................................      7,249
                                                                           --------
                                                                             13,419
                                                                           --------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 3.1%
162,900   Boston Properties, Inc. ......................................      6,060
314,795   Equity Office Properties Trust................................      8,128
 31,033   ProLogis Trust................................................        773
                                                                           --------
                                                                             14,961
                                                                           --------
          RESTAURANTS -- 0.9%
246,039   McDonald's Corporation........................................      4,345
                                                                           --------
          SEMICONDUCTORS -- 2.2%
256,000   Agilent Technologies, Inc.!!..................................      3,343
333,885   Micron Technology, Inc.!!.....................................      4,131
330,343   Teradyne, Inc.!!(a)...........................................      3,171
                                                                           --------
                                                                             10,645
                                                                           --------
          SOFTWARE -- 0.5%
223,600   Cadence Design Systems, Inc.!!................................      2,274
                                                                           --------
          SPECIALTY STORES -- 2.7%
301,755   Gap, Inc. ....................................................      3,274
415,500   Limited, Inc. ................................................      5,958
389,774   Toys R Us, Inc.!!(a)..........................................      3,968
                                                                           --------
                                                                             13,200
                                                                           --------
          TELECOMMUNICATIONS SERVICES -- 6.1%
355,200   BellSouth Corporation.........................................      6,521
599,200   Motorola, Inc. ...............................................      6,100
504,100   SBC Communications Inc. ......................................     10,133
247,398   Verizon Communications Inc. ..................................      6,789
                                                                           --------
                                                                             29,543
                                                                           --------
          TOBACCO -- 4.0%
299,048   Philip Morris Companies Inc. .................................     11,603
285,220   UST Inc. .....................................................      8,046
                                                                           --------
                                                                             19,649
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $530,688).............................................    450,267
                                                                           --------
PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CONVERTIBLE BONDS AND NOTES -- 0.5%
              (Cost $2,326)
            SPECIALTY STORES -- 0.5%
 $ 2,326    Gap, Inc.,
              5.750% 03/15/09@............................................   $  2,285
                                                                             --------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 11.9%
              (Cost $57,750)
  57,750    Nations Cash Reserves, Capital Class Shares#..................     57,750
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $590,764*)..................................   105.1%     510,302
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................    (5.1)%
            Receivable for investment securities sold.....................   $  6,403
            Receivable for Fund shares sold...............................      4,386
            Dividends receivable..........................................      1,309
            Interest receivable...........................................          7
            Collateral on securities loaned...............................    (29,753)
            Payable for Fund shares redeemed..............................       (223)
            Investment advisory fee payable...............................       (275)
            Administration fee payable....................................        (97)
            Shareholder servicing and distribution fees payable...........        (57)
            Payable for investment securities purchased...................     (6,302)
            Accrued Trustees' fees and expenses...........................       (114)
            Accrued expenses and other liabilities........................       (228)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (24,944)
                                                                             --------
            NET ASSETS..........................................   100.0%    $485,358
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    498
            Accumulated net realized loss on investments sold.............    (33,553)
            Net unrealized depreciation of investments....................    (80,462)
            Paid-in capital...............................................    598,875
                                                                             --------
            NET ASSETS....................................................   $485,358
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)



                                                                             VALUE
------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($392,659,418 / 46,949,566 shares outstanding)..............      $8.36
                                                                           ========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($38,596,470 / 4,622,436 shares outstanding)................      $8.35
                                                                           ========
          Maximum sales charge..........................................      5.75%
          Maximum offering price per share..............................      $8.86

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($49,513,041 / 6,083,818 shares outstanding)................      $8.14
                                                                           ========
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($4,589,338 / 564,264 shares outstanding)...................      $8.13
                                                                           ========

---------------

 *Federal income tax information (see Note 10).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +Amount represents less than 0.1%.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $35,376 and $26,404, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $29,753.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 92.4%
            AEROSPACE AND DEFENSE -- 2.9%
 136,500    Raytheon Company..............................................   $  3,999
  95,300    Rockwell Collins, Inc. .......................................      2,091
                                                                             --------
                                                                                6,090
                                                                             --------
            AUTOMOTIVE -- 1.5%
 116,800    Dana Corporation..............................................      1,528
  38,000    Lear Corporation!!............................................      1,582
                                                                             --------
                                                                                3,110
                                                                             --------
            CHEMICALS -- SPECIALTY -- 1.0%
 128,225    Pall Corporation..............................................      2,025
                                                                             --------
            COMMERCIAL BANKING -- 10.4%
 167,010    Charter One Financial, Inc. ..................................      4,965
  64,900    Comerica Inc. ................................................      3,129
 131,000    Compass Bancshares, Inc. .....................................      3,863
 119,500    Hibernia Corporation, Class A.................................      2,389
  28,700    Mercantile Bankshares Corporation.............................      1,095
 280,200    Sovereign Bancorp, Inc. ......................................      3,615
  59,450    Zions Bancorporation..........................................      2,588
                                                                             --------
                                                                               21,644
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.7%
 118,900    Pitney Bowes Inc. ............................................      3,625
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 2.0%
 126,125    Harris Corporation............................................      4,224
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 3.2%
  64,400    Harsco Corporation............................................      1,751
  55,900    Kennametal Inc. ..............................................      1,795
  55,050    Mueller Industries, Inc.!!....................................      1,426
  63,400    York International Corporation................................      1,788
                                                                             --------
                                                                                6,760
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 5.1%
  82,125    Consolidated Edison, Inc. ....................................      3,303
  91,400    Entergy Corporation...........................................      3,803
  60,700    PPL Corporation...............................................      1,975
  53,375    Public Service Enterprise Group Inc. .........................      1,628
                                                                             --------
                                                                               10,709
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 2.0%
  28,125    Dominion Resources, Inc. .....................................      1,427
  67,700    NSTAR.........................................................      2,677
                                                                             --------
                                                                                4,104
                                                                             --------
            EXPLORATION AND PRODUCTION -- 1.0%
 100,800    Ocean Energy Inc. ............................................      2,011
                                                                             --------
            FOOD PRODUCTS -- 3.7%
 140,000    Kellogg Company...............................................      4,655
 138,000    McCormick and Company, Inc. ..................................      3,146
                                                                             --------
                                                                                7,801
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            HEALTH SERVICES -- 3.2%
 140,900    First Health Group Corporation!!..............................   $  3,821
  74,600    Triad Hospitals, Inc. ........................................      2,831
                                                                             --------
                                                                                6,652
                                                                             --------
            HEAVY MACHINERY -- 1.8%
  81,575    Deere & Company...............................................      3,708
                                                                             --------
            HOUSEHOLD PRODUCTS -- 2.7%
  79,175    Avon Products, Inc. ..........................................      3,650
  66,575    The Estee Lauder Companies Inc., Class A......................      1,913
                                                                             --------
                                                                                5,563
                                                                             --------
            HOUSING AND FURNISHING -- 0.7%
  75,200    Masco Corporation.............................................      1,470
                                                                             --------
            INSURANCE -- 4.4%
  86,800    Ace Ltd. .....................................................      2,570
  41,400    Lincoln National Corporation..................................      1,265
  87,600    PartnerRe Ltd. ...............................................      4,220
  37,100    The St. Paul Companies, Inc. .................................      1,066
                                                                             --------
                                                                                9,121
                                                                             --------
            INTEGRATED OIL -- 5.1%
  89,700    Kerr-McGee Corporation........................................      3,897
 200,850    Marathon Oil Corporation......................................      4,555
  78,200    Occidental Petroleum Corporation..............................      2,219
                                                                             --------
                                                                               10,671
                                                                             --------
            INVESTMENT SERVICES -- 2.0%
 133,275    A.G. Edwards, Inc. ...........................................      4,262
                                                                             --------
            LODGING AND RECREATION -- 6.7%
 183,450    Brunswick Corporation.........................................      3,860
  78,525    Carnival Corporation..........................................      1,971
  72,100    Mandalay Resort Group!!.......................................      2,419
 223,300    Mattel, Inc. .................................................      4,022
  75,900    Starwood Hotels & Resorts Worldwide, Inc. ....................      1,693
                                                                             --------
                                                                               13,965
                                                                             --------
            METALS AND MINING -- 4.4%
 137,225    Arch Coal, Inc. ..............................................      2,271
 151,175    Newmont Mining Corporation....................................      4,159
 104,400    Phelps Dodge Corporation!!....................................      2,676
                                                                             --------
                                                                                9,106
                                                                             --------
            OILFIELD SERVICES -- 3.1%
 130,900    ENSCO International Inc. .....................................      3,277
  99,775    Nabors Industries, Ltd.!!.....................................      3,268
                                                                             --------
                                                                                6,545
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.8%
 299,900    Crown Cork & Seal Company, Inc.!!.............................      1,574
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 3.1%
  99,800    Bowater Inc. .................................................   $  3,523
  73,375    Temple-Inland Inc. ...........................................      2,834
                                                                             --------
                                                                                6,357
                                                                             --------
            PHARMACEUTICALS -- 0.9%
  72,700    Watson Pharmaceuticals, Inc.!!................................      1,782
                                                                             --------
            PUBLISHING AND ADVERTISING -- 1.2%
  62,800    Dow Jones & Company, Inc. ....................................      2,412
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.5%
 118,350    CSX Corporation...............................................      3,122
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.8%
 114,600    Arden Realty, Inc. ...........................................      2,710
  77,975    Avalonbay Communities, Inc. ..................................      3,259
 112,300    Boston Properties, Inc. ......................................      4,179
  30,600    CarrAmerica Realty Corporation................................        770
  44,600    ProLogis Trust................................................      1,111
                                                                             --------
                                                                               12,029
                                                                             --------
            SEMICONDUCTORS -- 3.3%
 117,675    National Semiconductor Corporation!!..........................      1,405
 267,550    Tektronix, Inc.!!.............................................      4,396
 106,650    Teradyne, Inc.!!..............................................      1,024
                                                                             --------
                                                                                6,825
                                                                             --------
            SOFTWARE -- 0.5%
 100,700    Cadence Design Systems, Inc.!!................................      1,024
                                                                             --------
            SPECIALTY STORES -- 5.1%
 127,700    Barnes & Noble, Inc.!!........................................      2,702
 161,800    Gap, Inc. ....................................................      1,756
 194,900    Limited, Inc. ................................................      2,795
  96,488    Linens 'N Things, Inc.!!......................................      1,772
 146,881    Toys R Us, Inc.!!.............................................      1,495
                                                                             --------
                                                                               10,520
                                                                             --------
            TOBACCO -- 1.6%
 118,900    UST Inc. .....................................................      3,354
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $220,982).............................................    192,165
                                                                             --------
PRINCIPAL
 AMOUNT
 (000)
 -------
            CONVERTIBLE BONDS AND NOTES -- 0.1%
              (Cost $261)
            SPECIALTY STORES -- 0.1%
 $   261    Gap, Inc.,
              5.750% 03/15/09@............................................        256
                                                                             --------
                                                                              VALUE
 SHARES                                                                       (000)
--------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS -- 0.7%
              (Cost $1,811)
            PAPER AND FOREST PRODUCTS -- 0.7%
  34,310    Temple-Inland Inc. ...........................................   $  1,417
                                                                             --------
            PREFERRED STOCKS -- 0.4%
              (Cost $979)
            INSURANCE -- 0.4%
  19,380    Hartford Financial Services Group, Inc. ......................        886
                                                                             --------
 SHARES
 (000)
 -------
            INVESTMENT COMPANIES -- 5.4%
              (Cost $11,257)
  11,257    Nations Cash Reserves, Capital Class Shares#..................     11,257
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $235,290*)..................................      99.0%   205,981
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................       1.0%
            Cash..........................................................   $ 18,805
            Receivable for investment securities sold.....................        385
            Dividends receivable..........................................        399
            Interest receivable...........................................          1
            Investment advisory fee payable...............................       (120)
            Administration fee payable....................................        (37)
            Shareholder servicing and distribution fees payable...........         (2)
            Payable for investment securities purchased...................    (17,229)
            Accrued Trustees' fees and expenses...........................         (6)
            Accrued expenses and other liabilities........................        (86)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      2,110
                                                                             --------
            NET ASSETS..........................................     100.0%  $208,091
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    381
            Accumulated net realized loss on investments sold.............    (10,551)
            Net unrealized depreciation of investments....................    (29,309)
            Paid-in capital...............................................    247,570
                                                                             --------
            NET ASSETS....................................................   $208,091
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($204,395,526 / 23,606,960 shares outstanding)..............      $8.66
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($1,862,143 / 215,199 shares outstanding)...................      $8.65
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................      $9.18

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($1,529,667 / 177,652 shares outstanding)...................      $8.61
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($303,198 / 35,127 shares outstanding)......................      $8.63
                                                                             ========

---------------

 *Federal income tax information (see Note 10).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
           COMMON STOCKS -- 94.5%
           AEROSPACE AND DEFENSE -- 3.6%
  53,100   GenCorp Inc. .................................................   $   534
  18,400   MTC Technologies, Inc.!!......................................       398
  19,600   United Defense Industries, Inc.!!.............................       463
  18,300   Veridian Corporation!!........................................       457
                                                                            -------
                                                                              1,852
                                                                            -------
           APPAREL AND TEXTILES -- 2.9%
  19,000   Brown Shoe Company, Inc. .....................................       340
  23,200   K-Swiss Inc., Class A.........................................       496
  30,300   Phillips-Van Heusen Corporation...............................       382
  35,400   Stride Rite Corporation.......................................       280
                                                                            -------
                                                                              1,498
                                                                            -------
           AUTOMOTIVE -- 1.5%
  10,500   Borg-Warner Automotive, Inc. .................................       521
  39,100   Tower Automotive, Inc.!!......................................       262
                                                                            -------
                                                                                783
                                                                            -------
           BROADCASTING AND CABLE -- 2.8%
  23,300   Cumulus Media Inc., Class A!!.................................       411
  10,900   Media General Inc., Class A...................................       554
  20,500   Salem Communications Corporation!!............................       460
                                                                            -------
                                                                              1,425
                                                                            -------
           CHEMICALS -- SPECIALTY -- 4.5%
  32,000   Airgas, Inc.!!................................................       420
  13,300   Albemarle Corporation.........................................       336
  13,850   Cambrex Corporation...........................................       510
  36,000   NL Industries, Inc. ..........................................       522
  25,500   Spartech Corporation..........................................       540
                                                                            -------
                                                                              2,328
                                                                            -------
           COMMERCIAL BANKING -- 8.7%
  35,800   Colonial BancGroup, Inc. .....................................       444
  13,600   Community Bank Systems, Inc. .................................       403
  20,900   First State Bancorporation....................................       515
  21,575   Fulton Financial Corporation..................................       406
   8,200   Hancock Holding Company.......................................       385
   9,000   Independence Community Bank Corporation.......................       226
  17,400   Independent Bank Corp. .......................................       346
   6,200   Pacific Capital Bancorp.......................................       168
  22,800   Prosperity Bancshares, Inc. ..................................       388
  15,300   Silicon Valley Bancshares!!...................................       259
  24,800   Summit Bancshares, Inc. ......................................       521
  26,600   Superior Financial Corporation................................       500
                                                                            -------
                                                                              4,561
                                                                            -------
           COMMERCIAL SERVICES -- 5.2%
  36,000   ABM Industries Inc. ..........................................       508
  13,200   Emcor Group Inc.!!............................................       656
  21,200   Kelly Services, Inc. .........................................       459
  61,300   On Assignment, Inc.!!.........................................       507
  27,500   Watson Wyatt & Company Holdings!!.............................       550
                                                                            -------
                                                                              2,680
                                                                            -------
           COMPUTER SERVICES -- 1.2%
  40,500   Overland Storage, Inc.!!......................................       440
  44,300   SCM Microsystems, Inc.!!......................................       175
                                                                            -------
                                                                                615
                                                                            -------

                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
           CONSUMER SERVICES -- 1.0%
  16,900   Russ Berrie & Company Inc. ...................................   $   507
                                                                            -------
           DIVERSIFIED ELECTRONICS -- 2.1%
  69,300   Aeroflex, Inc.!!..............................................       349
  30,700   EMS Technologies, Inc.!!......................................       315
  50,100   Merix Corporation!!...........................................       409
                                                                            -------
                                                                              1,073
                                                                            -------
           DIVERSIFIED MANUFACTURING -- 3.7%
  19,800   CLARCOR Inc. .................................................       608
  16,500   Modine Manufacturing Company..................................       314
  22,400   Pittson Brink's Group.........................................       502
  30,400   Tredegar Industries, Inc. ....................................       509
                                                                            -------
                                                                              1,933
                                                                            -------
           ELECTRIC POWER -- NON NUCLEAR -- 1.0%
  15,000   WPS Resources Corporation.....................................       532
                                                                            -------
           ELECTRICAL EQUIPMENT -- 1.7%
  15,800   Imation Corporation!!.........................................       448
  29,900   Thomas & Betts Corporation!!..................................       421
                                                                            -------
                                                                                869
                                                                            -------
           FINANCE -- MISCELLANEOUS -- 1.7%
  33,000   Brookline Bancorp, Inc. ......................................       388
  25,600   IndyMac Bancorp, Inc.!!.......................................       493
                                                                            -------
                                                                                881
                                                                            -------
           FOOD AND DRUG STORES -- 1.0%
  31,800   Duane Reade Inc.!!............................................       509
                                                                            -------
           FOOD PRODUCTS -- 1.4%
  36,900   Del Monte Foods Company!!.....................................       301
  20,600   International Multifoods Corporation!!........................       404
                                                                            -------
                                                                                705
                                                                            -------
           HEALTH SERVICES -- 4.4%
  16,300   AMERIGROUP Corporation!!......................................       546
  13,500   Coventry Health Care, Inc.!!..................................       439
   9,300   Renal Care Group, Inc.!!......................................       306
 100,300   Stewart Enterprises, Inc.!!...................................       512
  36,600   VCA Antech, Inc.!!............................................       452
                                                                            -------
                                                                              2,255
                                                                            -------
           HEAVY MACHINERY -- 0.9%
  27,600   Applied Industrial Technologies, Inc. ........................       468
                                                                            -------
           HOUSEHOLD PRODUCTS -- 1.9%
  45,200   Nu Skin Enterprises, Inc., Class A............................       551
  51,100   Playtex Products, Inc.!!......................................       435
                                                                            -------
                                                                                986
                                                                            -------
           HOUSING AND FURNISHING -- 1.0%
  22,100   Standard Pacific Corporation..................................       517
                                                                            -------
           INSURANCE -- 5.2%
  13,500   Delphi Financial Group, Inc., Class A.........................       492
  20,500   IPC Holdings, Ltd.!!..........................................       602
   9,600   RLI Corporation...............................................       515

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
           INSURANCE -- (CONTINUED)
  10,800   Stancorp Financial Group Inc. ................................   $   571
  15,050   W.R. Berkley Corporation......................................       512
                                                                            -------
                                                                              2,692
                                                                            -------
           INTEGRATED OIL -- 0.9%
  21,400   Tom Brown, Inc.!!.............................................       490
                                                                            -------
           INVESTMENT SERVICES -- 0.6%
  17,500   American Capital Strategies, Ltd.(a)..........................       330
                                                                            -------
           LODGING AND RECREATION -- 1.1%
  27,300   Marcus Corporation............................................       358
  22,400   MeriStar Hospitality Corporation..............................       192
                                                                            -------
                                                                                550
                                                                            -------
           MEDICAL DEVICES AND SUPPLIES -- 6.3%
  12,700   Bio-Rad Laboratories, Inc.!!..................................       478
  18,800   Coherent, Inc.!!..............................................       343
  10,600   Cooper Companies, Inc. .......................................       557
  12,000   CTI Molecular Imaging, Inc.!!.................................       304
  16,100   Fisher Scientific International Inc.!!........................       489
  16,800   Mine Safety Appliances Company................................       658
  75,400   PSS World Medical, Inc.!!.....................................       501
                                                                            -------
                                                                              3,330
                                                                            -------
           METALS AND MINING -- 1.5%
  19,200   Reliance Steel & Aluminum Company.............................       420
  26,900   Steel Dynamics, Inc.!!........................................       352
                                                                            -------
                                                                                772
                                                                            -------
           NATURAL GAS DISTRIBUTION -- 2.2%
  26,300   Atmos Energy Corporation......................................       566
  17,000   New Jersey Resources Corporation..............................       559
                                                                            -------
                                                                              1,125
                                                                            -------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.3%
  14,600   Black Box Corporation!!.......................................       485
  36,100   Foundry Networks, Inc.!!......................................       198
                                                                            -------
                                                                                683
                                                                            -------
           OILFIELD SERVICES -- 2.4%
 146,900   Grey Wolf, Inc.!!.............................................       528
  35,700   Oil States International, Inc.!!..............................       357
  53,000   Superior Energy Services, Inc.!!..............................       345
                                                                            -------
                                                                              1,230
                                                                            -------
           PACKAGING AND CONTAINERS -- 0.5%
  46,000   Crown Cork & Seal Company, Inc.!!.............................       242
                                                                            -------
           PAPER AND FOREST PRODUCTS -- 0.9%
  23,200   Caraustar Industries, Inc.!!..................................       217
  20,800   Pope & Talbot Inc. ...........................................       267
                                                                            -------
                                                                                484
                                                                            -------

                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
           PHARMACEUTICALS -- 2.1%
  23,200   Eon Labs, Inc.!!..............................................   $   501
  17,600   ESCO Technologies Inc.!!......................................       568
                                                                            -------
                                                                              1,069
                                                                            -------
           RAILROADS, TRUCKING AND SHIPPING -- 2.7%
  24,900   Covenant Transport, Inc.!!....................................       436
  46,500   Pacer International, Inc.!!...................................       528
  11,350   Roadway Express, Inc.(a)......................................       416
                                                                            -------
                                                                              1,380
                                                                            -------
           REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.8%
  11,000   Essex Property Trust, Inc. ...................................       544
  10,600   Healthcare Realty Trust, Inc. ................................       330
  19,800   Prentiss Properties Trust.....................................       573
  16,600   PS Business Parks, Inc. ......................................       564
  18,800   SL Green Realty Corporation...................................       578
  16,600   Tanger Factory Outlet Centers, Inc. ..........................       464
                                                                            -------
                                                                              3,053
                                                                            -------
           RESTAURANTS -- 1.0%
  12,100   Jack in the Box Inc.!!........................................       275
  13,900   O'Charley's Inc.!!............................................       261
                                                                            -------
                                                                                536
                                                                            -------
           SEMICONDUCTORS -- 0.4%
  17,600   Actel Corporation!!...........................................       183
                                                                            -------
           SOFTWARE -- 1.0%
  31,300   JDA Software Group, Inc.!!....................................       219
  19,700   NetIQ Corporation!!...........................................       285
                                                                            -------
                                                                                504
                                                                            -------
           SPECIALTY STORES -- 5.1%
  21,200   AnnTaylor Stores Corporation!!................................       488
  58,400   Foot Locker, Inc.!!...........................................       583
  27,700   Kirkland's, Inc.!!............................................       474
  18,100   Regis Corporation.............................................       512
  22,700   School Specialty, Inc.!!......................................       568
                                                                            -------
                                                                              2,625
                                                                            -------
           UTILITIES -- MISCELLANEOUS -- 1.3%
   9,900   California Water Service Group................................       253
  21,000   Philadelphia Suburban Corporation!!...........................       426
                                                                            -------
                                                                                679
                                                                            -------
           TOTAL COMMON STOCKS
             (Cost $53,810)..............................................    48,934
                                                                            -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

 SHARES                                                                      VALUE
 (000)                                                                       (000)
------------------------------------------------------------------------------------
           INVESTMENT COMPANIES -- 7.4%
       5   Biotech HOLDRs Trust(a).......................................   $   397
   3,457   Nations Cash Reserves, Capital Class Shares#..................     3,457
                                                                            -------
           TOTAL INVESTMENT COMPANIES
             (Cost $3,866)...............................................     3,854
                                                                            -------
           TOTAL INVESTMENTS
             (Cost $57,676*)...................................     101.9%   52,788
                                                                            -------
           OTHER ASSETS AND
             LIABILITIES (NET).................................      (1.9)%
           Cash..........................................................   $    44
           Receivable for investment securities sold.....................     1,002
           Dividends receivable..........................................        63
           Receivable from administrator.................................         1
           Collateral on securities loaned...............................    (1,043)
           Investment advisory fee payable...............................       (35)
           Payable for investment securities purchased...................      (961)
           Accrued Trustees' fees and expenses...........................        (4)
           Accrued expenses and other liabilities........................       (76)
                                                                            -------
           TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (1,009)
                                                                            -------
           NET ASSETS..........................................     100.0%  $51,779
                                                                            =======
           NET ASSETS CONSIST OF:
           Undistributed net investment income...........................   $    26
           Accumulated net realized loss on investments sold.............    (2,623)
           Net unrealized depreciation of investments....................    (4,888)
           Paid-in capital...............................................    59,264
                                                                            -------
           NET ASSETS....................................................   $51,779
                                                                            =======


                                                                             VALUE
------------------------------------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and redemption price per share
             ($51,251,837 / 6,495,909 shares outstanding)................     $7.89
                                                                            =======
           INVESTOR A SHARES:
           Net asset value and redemption price per share
             ($370,076 / 46,971 shares outstanding)......................     $7.88
                                                                            =======

           Maximum sales charge..........................................     5.75%
           Maximum offering price per share..............................     $8.36

           INVESTOR B SHARES:
           Net asset value and offering price per share&
             ($142,867 / 18,180 shares outstanding)......................     $7.86
                                                                            =======
           INVESTOR C SHARES:
           Net asset value and offering price per share& ($14,112 / 1,796
             shares outstanding).........................................     $7.86
                                                                            =======

---------------

 *Federal income tax information (see Note 10).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $886 and $898, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $1,043.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Marsico Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.6%
            Investment in Nations Master Investment Trust, Marsico Growth
              Master Portfolio*...........................................   $ 450,185
                                                                             ---------
            TOTAL INVESTMENTS...................................      99.6%    450,185
                                                                             ---------
            OTHER ASSETS AND LIABILITIES (NET)..................       0.4%
            Receivable for Fund shares sold...............................   $   3,403
            Payable for Fund shares redeemed..............................      (1,292)
            Administration fee payable....................................         (49)
            Shareholder servicing and distribution fees payable...........        (203)
            Accrued Trustees' fees and expenses...........................         (55)
            Accrued expenses and other liabilities........................         (92)
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       1,712
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 451,897
                                                                             =========
            NET ASSETS CONSIST OF:
            Accumulated net investment loss...............................   $  (1,992)
            Accumulated net realized loss on investments sold and currency
              contracts...................................................    (176,933)
            Net unrealized appreciation of investments....................      18,860
            Paid-in capital...............................................     611,962
                                                                             ---------
            NET ASSETS....................................................   $ 451,897
                                                                             =========


                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($51,513,979 / 4,248,031 shares outstanding)................      $12.13
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($211,849,147 / 17,577,893 shares outstanding)..............      $12.05
                                                                             =========

            Maximum sales charge..........................................       5.75%
            Maximum offering price per share..............................      $12.79

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($152,497,732 / 13,079,918 shares outstanding)..............      $11.66
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($36,035,646 / 3,087,074 shares outstanding)................      $11.67
                                                                             =========

---------------

 *The financial statements of the Marsico Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Growth Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.6%
            Investment in Nations Master Investment Trust, Strategic
              Growth Master Portfolio*....................................   $1,902,867
                                                                             ----------
            TOTAL INVESTMENTS...................................      99.6%   1,902,867
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................       0.4%
            Receivable for Fund shares sold...............................   $   26,037
            Payable for Fund shares redeemed..............................      (17,026)
            Administration fee payable....................................         (300)
            Shareholder servicing and distribution fees payable...........         (126)
            Accrued Trustees' fees and expenses...........................          (86)
            Accrued expenses and other liabilities........................         (279)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        8,220
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,911,087
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    3,031
            Accumulated net realized loss on investments sold.............     (395,512)
            Net unrealized depreciation of investments....................     (190,523)
            Paid-in capital...............................................    2,494,091
                                                                             ----------
            NET ASSETS....................................................   $1,911,087
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($1,517,463,440 / 173,287,640 shares outstanding)...........        $8.76
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($335,329,446 / 38,470,771 shares outstanding)..............        $8.72
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................        $9.25

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($45,224,364 / 5,307,070 shares outstanding)................        $8.52
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($13,070,000 / 1,532,889 shares outstanding)................        $8.53
                                                                             ==========

---------------

 *The financial statements of the Strategic Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Strategic Growth Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Capital Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 92.3%
          AEROSPACE AND DEFENSE -- 5.4%
 43,250   General Dynamics Corporation..................................   $  3,518
123,925   Lockheed Martin Corporation...................................      8,014
 45,597   United Technologies Corporation...............................      2,576
                                                                           --------
                                                                             14,108
                                                                           --------
          BEVERAGES -- 7.2%
 81,889   Anheuser-Busch Companies, Inc. ...............................      4,144
125,345   Coca-Cola Company.............................................      6,012
236,668   PepsiCo, Inc. ................................................      8,744
                                                                           --------
                                                                             18,900
                                                                           --------
          BROADCASTING AND CABLE -- 1.6%
 41,983   Clear Channel Communications, Inc.!!..........................      1,459
 69,778   Viacom Inc., Class B!!........................................      2,829
                                                                           --------
                                                                              4,288
                                                                           --------
          CHEMICALS -- 1.3%
221,035   Monsanto Company..............................................      3,380
                                                                           --------
          CHEMICALS -- BASIC -- 1.2%
 76,168   Ecolab, Inc.(a) ..............................................      3,178
                                                                           --------
          COMMERCIAL BANKING -- 4.3%
141,671   Charter One Financial, Inc. ..................................      4,210
 68,425   Fifth Third Bancorp...........................................      4,190
 60,400   Wells Fargo & Company.........................................      2,909
                                                                           --------
                                                                             11,309
                                                                           --------
          COMPUTERS AND OFFICE EQUIPMENT -- 1.6%
177,250   Dell Computer Corporation!!...................................      4,167
                                                                           --------
          CONSUMER CREDIT AND MORTGAGES -- 4.2%
108,825   Fannie Mae....................................................      6,480
246,210   MBNA Corporation..............................................      4,525
                                                                           --------
                                                                             11,005
                                                                           --------
          DEPARTMENT AND DISCOUNT STORES -- 4.1%
 62,654   Target Corporation............................................      1,850
178,057   Wal-Mart Stores, Inc. ........................................      8,767
                                                                           --------
                                                                             10,617
                                                                           --------
          DIVERSIFIED MANUFACTURING -- 2.4%
250,375   General Electric Company......................................      6,172
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 7.2%
  2,850   Berkshire Hathaway Inc., Class B!!(a).........................      7,025
126,987   SLM Corporation...............................................     11,828
                                                                           --------
                                                                             18,853
                                                                           --------
          FOOD AND DRUG STORES -- 1.4%
123,225   Walgreen Company..............................................      3,790
                                                                           --------
          HEALTH SERVICES -- 8.1%
 64,200   Quest Diagnostics Inc.!!......................................      3,950
148,750   Tenet Healthcare Corporation!!................................      7,363
112,325   UnitedHealth Group Inc.!!.....................................      9,796
                                                                           --------
                                                                             21,109
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          HOUSEHOLD PRODUCTS -- 5.1%
160,100   Colgate-Palmolive Company.....................................   $  8,637
 52,775   Procter & Gamble Company......................................      4,717
                                                                           --------
                                                                             13,354
                                                                           --------
          INSURANCE -- 2.8%
151,954   AFLAC, Inc. ..................................................      4,664
 36,600   XL Capital Ltd., Class A......................................      2,690
                                                                           --------
                                                                              7,354
                                                                           --------
          INTEGRATED OIL -- 3.3%
 63,363   ChevronTexaco Corporation.....................................      4,388
129,406   Exxon Mobil Corporation.......................................      4,128
                                                                           --------
                                                                              8,516
                                                                           --------
          LODGING AND RECREATION -- 1.6%
 91,775   Harley-Davidson, Inc. ........................................      4,263
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 7.3%
 72,550   Abbott Laboratories...........................................      2,931
 84,106   Baxter International Inc. ....................................      2,569
175,072   Johnson & Johnson.............................................      9,468
100,701   Medtronic, Inc. ..............................................      4,242
                                                                           --------
                                                                             19,210
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.8%
312,155   Cisco Systems, Inc.!! ........................................      3,271
147,475   QUALCOMM Inc.!!...............................................      4,074
                                                                           --------
                                                                              7,345
                                                                           --------
          PHARMACEUTICALS -- 6.5%
 73,400   Amgen Inc.!!..................................................      3,061
338,344   Pfizer Inc. ..................................................      9,819
105,769   Pharmacia Corporation.........................................      4,112
                                                                           --------
                                                                             16,992
                                                                           --------
          RAILROADS, TRUCKING AND SHIPPING -- 2.2%
 49,425   Union Pacific Corporation.....................................      2,860
 44,375   United Parcel Service, Inc., Class B..........................      2,775
                                                                           --------
                                                                              5,635
                                                                           --------
          SEMICONDUCTORS -- 2.7%
319,557   Intel Corporation.............................................      4,439
180,992   Texas Instruments Inc. .......................................      2,673
                                                                           --------
                                                                              7,112
                                                                           --------
          SOFTWARE -- 3.1%
186,781   Microsoft Corporation!!.......................................      8,170
                                                                           --------
          SPECIALTY STORES -- 2.9%
115,325   Lowe's Companies, Inc. .......................................      4,775
127,919   Tiffany & Company.............................................      2,741
                                                                           --------
                                                                              7,516
                                                                           --------
          TOBACCO -- 2.0%
137,138   Philip Morris Companies Inc. .................................      5,321
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $236,037).............................................    241,664
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Capital Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

SHARES                                                                       VALUE
 (000)                                                                       (000)
------------------------------------------------------------------------------------
          INVESTMENT COMPANIES -- 10.5%
            (Cost $27,411)
 27,411   Nations Cash Reserves, Capital Class Shares#..................   $ 27,411
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $263,448*)..................................     102.8%   269,075
                                                                           --------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (2.8)%
          Cash..........................................................   $      1
          Receivable for Fund shares sold...............................      2,878
          Dividends receivable..........................................        253
          Collateral on securities loaned...............................       (511)
          Payable for Fund shares redeemed..............................       (745)
          Investment advisory fee payable...............................       (147)
          Administration fee payable....................................        (52)
          Shareholder servicing and distribution fees payable...........        (33)
          Payable for investment securities purchased...................     (8,667)
          Accrued Trustees' fees and expenses...........................       (133)
          Accrued expenses and other liabilities........................       (209)
                                                                           --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................     (7,365)
                                                                           --------
          NET ASSETS..........................................     100.0%  $261,710
                                                                           ========
          NET ASSETS CONSIST OF:
          Accumulated net investment loss...............................   $   (163)
          Accumulated net realized loss on investments sold.............    (81,501)
          Net unrealized appreciation of investments....................      5,627
          Paid-in capital...............................................    337,747
                                                                           --------
          NET ASSETS....................................................   $261,710
                                                                           ========


                                                                            VALUE
-----------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($204,024,809 / 37,313,510 shares outstanding)..............    $5.47
                                                                            =====
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($26,209,712 / 4,893,586 shares outstanding)................    $5.36
                                                                            =====

          Maximum sales charge..........................................    5.75%
          Maximum offering price per share..............................    $5.69

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($28,535,556 / 5,868,209 shares outstanding)................    $4.86
                                                                            =====
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($2,939,620 / 598,096 shares outstanding)...................    $4.91
                                                                            =====

---------------

 *Federal income tax information (see Note 10).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $511 and $106, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $511.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Marsico Focused Equities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
          INVESTMENT COMPANIES -- 100.0%
          Investment in Nations Master Investment Trust, Marsico Focused
            Equities Master Portfolio*..................................   $1,511,425
                                                                           ----------
          TOTAL INVESTMENTS...................................     100.0%   1,511,425
                                                                           ----------
          OTHER ASSETS AND
            LIABILITIES (NET).................................       0.0%
          Receivable for Fund shares sold...............................   $    5,405
          Payable for Fund shares redeemed..............................       (3,976)
          Administration fee payable....................................         (165)
          Shareholder servicing and distribution fees payable...........         (690)
          Accrued Trustees' fees and expenses...........................          (56)
          Accrued expenses and other liabilities........................         (509)
                                                                           ----------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................            9
                                                                           ----------
          NET ASSETS..........................................     100.0%  $1,511,434
                                                                           ==========
          NET ASSETS CONSIST OF:
          Accumulated net investment loss...............................   $   (6,963)
          Accumulated net realized loss on investments sold and currency
            contracts...................................................     (642,453)
          Net unrealized appreciation of investments....................       66,086
          Paid-in capital...............................................    2,094,764
                                                                           ----------
          NET ASSETS....................................................   $1,511,434
                                                                           ==========


                                                                            VALUE
-----------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($314,238,967 / 23,912,047 shares outstanding)..............    $13.14
                                                                            ======
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($519,106,219 / 39,803,648 shares outstanding)..............    $13.04
                                                                            ======

          Maximum sales charge..........................................     5.75%
          Maximum offering price per share..............................    $13.84

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($516,779,915 / 40,909,273 shares outstanding)..............    $12.63
                                                                            ======
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($161,308,967 / 12,730,765 shares outstanding)..............    $12.67
                                                                            ======

---------------

 *The financial statements of the Nations Marsico Focused Equities
  Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Nations Marsico Focused Equities Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          COMMON STOCKS -- 92.2%
          AEROSPACE AND DEFENSE -- 0.5%
126,275   Rockwell Collins, Inc. .......................................   $   2,770
                                                                           ---------
          BEVERAGES -- 0.7%
166,250   Pepsi Bottling Group, Inc. ...................................       3,890
                                                                           ---------
          BROADCASTING AND CABLE -- 2.6%
372,109   Adelphia Communications Corporation, Class A!!(a).............          47
786,446   Charter Communications, Inc., Class A!!(a)....................       1,463
436,067   Radio One, Inc., Class D!!(a).................................       7,191
212,609   Univision Communications, Inc., Class A!!(a)..................       4,847
                                                                           ---------
                                                                              13,548
                                                                           ---------
          BUILDING MATERIALS -- 1.0%
 81,300   American Standard Companies Inc.!!............................       5,172
                                                                           ---------
          CHEMICALS -- BASIC -- 1.5%
 48,800   Avery Dennison Corporation....................................       2,781
123,112   Ecolab, Inc.(a)...............................................       5,137
                                                                           ---------
                                                                               7,918
                                                                           ---------
          COMMERCIAL BANKING -- 3.8%
265,280   Charter One Financial, Inc. ..................................       7,884
 79,167   City National Corporation.....................................       3,703
209,000   Commerce Bancorp, Inc.(a).....................................       8,675
                                                                           ---------
                                                                              20,262
                                                                           ---------
          COMMERCIAL SERVICES -- 0.8%
138,125   Manpower Inc. ................................................       4,053
                                                                           ---------
          COMPUTER SERVICES -- 4.0%
444,814   Concord EFS, Inc.!!...........................................       7,063
366,912   Convergys Corporation!!.......................................       5,515
574,494   CSG Systems International, Inc.!!.............................       6,262
172,575   Internet Security Systems, Inc.!!(a)..........................       2,126
                                                                           ---------
                                                                              20,966
                                                                           ---------
          CONGLOMERATES -- 2.7%
283,166   Pentair, Inc. ................................................      10,525
 35,000   SPX Corporation!!.............................................       3,532
                                                                           ---------
                                                                              14,057
                                                                           ---------
          CONSTRUCTION -- 1.0%
164,625   Jacobs Engineering Group Inc.!!...............................       5,084
                                                                           ---------
          CONSUMER CREDIT AND MORTGAGES -- 0.5%
302,115   AmeriCredit Corporation!!(a)..................................       2,438
                                                                           ---------
          DIVERSIFIED ELECTRONICS -- 2.3%
164,081   Amphenol Corporation, Class A!!(a)............................       5,087
914,805   Symbol Technologies, Inc.(a)..................................       7,016
                                                                           ---------
                                                                              12,103
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          DIVERSIFIED MANUFACTURING -- 1.0%
146,675   Kennametal Inc. ..............................................   $   4,711
241,146   Sanmina Corporation!!.........................................         668
                                                                           ---------
                                                                               5,379
                                                                           ---------
          ELECTRIC POWER -- NUCLEAR -- 1.0%
 67,650   DTE Energy Company............................................       2,753
130,775   Energy East Corporation.......................................       2,591
                                                                           ---------
                                                                               5,344
                                                                           ---------
          ELECTRICAL EQUIPMENT -- 0.3%
101,625   Celestica Inc.!!..............................................       1,331
                                                                           ---------
          EXPLORATION AND PRODUCTION -- 0.7%
101,479   EOG Resources, Inc. ..........................................       3,649
                                                                           ---------
          FINANCE -- MISCELLANEOUS -- 0.6%
 72,875   H & R Block, Inc. ............................................       3,061
                                                                           ---------
          FOOD PRODUCTS -- 0.9%
127,325   Hormel Foods Corporation......................................       2,786
 86,800   McCormick and Company, Inc. ..................................       1,979
                                                                           ---------
                                                                               4,765
                                                                           ---------
          HEALTH SERVICES -- 9.3%
194,775   Community Health Systems!!....................................       5,187
218,582   Express Scripts, Inc.!!(a)....................................      11,917
214,400   First Health Group Corporation!!..............................       5,815
554,269   Health Management Associates, Inc., Class A!!.................      11,207
132,725   Health Net Inc.!!.............................................       2,847
252,000   HEALTHSOUTH Corporation!!.....................................       1,046
255,100   Lincare Holdings Inc.!!.......................................       7,918
 45,425   Wellpoint Health Networks Inc.!!..............................       3,330
                                                                           ---------
                                                                              49,267
                                                                           ---------
          HOUSEHOLD PRODUCTS -- 0.5%
 81,600   Church & Dwight Company, Inc. ................................       2,705
                                                                           ---------
          HOUSING AND FURNISHING -- 0.7%
 74,000   Masco Corporation.............................................       1,447
 40,600   Mohawk Industries Inc.!!......................................       2,015
                                                                           ---------
                                                                               3,462
                                                                           ---------
          INSURANCE -- 4.3%
180,050   Ambac Financial Group, Inc. ..................................       9,703
125,200   Arthur J. Gallagher & Company.................................       3,086
138,700   PartnerRe Ltd.(a).............................................       6,683
109,525   PMI Group, Inc. ..............................................       2,980
                                                                           ---------
                                                                              22,452
                                                                           ---------
          INTEGRATED OIL -- 0.8%
 33,000   Kerr-McGee Corporation........................................       1,434
 36,175   Murphy Oil Corporation........................................       2,968
                                                                           ---------
                                                                               4,402
                                                                           ---------
          INVESTMENT SERVICES -- 2.4%
201,391   Legg Mason, Inc. .............................................       8,571
216,487   Waddell & Reed Financial, Inc., Class A.......................       3,823
                                                                           ---------
                                                                              12,394
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)




                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          LODGING AND RECREATION -- 2.1%
 77,675   Harley-Davidson, Inc. ........................................   $   3,608
473,835   Park Place Entertainment Corporation!!........................       3,767
169,131   Starwood Hotels & Resorts Worldwide, Inc. ....................       3,772
                                                                           ---------
                                                                              11,147
                                                                           ---------
          MEDICAL DEVICES AND SUPPLIES -- 3.3%
 51,450   Beckman Coulter, Inc.(a)......................................       1,991
227,250   Biomet, Inc. .................................................       6,052
368,022   Caliper Technologies Corporation!!(a).........................       1,542
145,925   DENTSPLY International Inc. ..................................       5,862
335,556   Inhale Therapeutic Systems, Inc.!!(a).........................       1,687
                                                                           ---------
                                                                              17,134
                                                                           ---------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.7%
618,896   Comverse Technology, Inc.!!...................................       4,326
554,750   Tekelec!!.....................................................       4,788
                                                                           ---------
                                                                               9,114
                                                                           ---------
          OIL REFINING AND MARKETING -- 0.8%
130,275   Noble Corporation!!...........................................       4,039
                                                                           ---------
          OILFIELD SERVICES -- 6.9%
208,575   BJ Services Company!!.........................................       5,423
335,467   ENSCO International Inc. .....................................       8,399
174,936   GlobalSantaFe Corporation.....................................       3,910
343,975   Grant Prideco Inc.!!..........................................       2,938
157,271   Nabors Industries, Ltd.!!.....................................       5,151
201,700   National-Oilwell, Inc.!!......................................       3,909
164,142   Smith International, Inc.!!(a)................................       4,811
 40,525   Tidewater Inc. ...............................................       1,094
 56,175   Transocean Sedco Forex Inc. ..................................       1,168
                                                                           ---------
                                                                              36,803
                                                                           ---------
          PHARMACEUTICALS -- 9.3%
 97,850   Barr Laboratories, Inc.!!(a)..................................       6,095
 60,000   Biogen, Inc. .................................................       1,756
166,827   Biovail Corporation!!(a)......................................       4,119
 66,150   Forest Laboratories, Inc.!!...................................       5,425
137,875   Gilead Sciences, Inc.!!.......................................       4,623
106,725   IDEC Pharmaceuticals Corporation!!(a).........................       4,431
117,500   Medicis Pharmaceutical Corporation, Class A!!(a)..............       4,802
477,286   Millennium Pharmaceuticals, Inc.!!............................       4,448
148,434   Myriad Genetics, Inc.!!(a)....................................       2,351
256,403   Shire Pharmaceuticals Group plc, ADR!!(a).....................       6,352
156,800   Taro Pharmaceutical Industries Ltd.!!(a)......................       5,292
                                                                           ---------
                                                                              49,694
                                                                           ---------
          PUBLISHING AND ADVERTISING -- 1.2%
148,535   Lamar Advertising Company!!...................................       4,508
 45,625   Scholastic Corporation!!......................................       2,039
                                                                           ---------
                                                                               6,547
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND SHIPPING -- 1.2%
219,870   Expeditors International of Washington, Inc. .................   $   6,143
                                                                           ---------
          RESTAURANTS -- 1.0%
217,800   Darden Restaurants, Inc. .....................................       5,279
                                                                           ---------
          SEMICONDUCTORS -- 6.1%
159,925   Altera Corporation!!..........................................       1,387
154,850   Analog Devices, Inc.!!........................................       3,051
195,275   Broadcom Corporation, Class A!!...............................       2,086
180,463   Linear Technology Corporation.................................       3,739
190,823   Maxim Integrated Products, Inc.!!.............................       4,724
111,250   Microchip Technology Inc.!!...................................       2,275
152,047   MKS Instruments Inc.!!........................................       1,660
240,936   Novellus Systems, Inc.!!......................................       5,013
 46,150   QLogic Corporation!!(a).......................................       1,202
435,900   RF Micro Devices, Inc.!!(a)...................................       2,615
195,575   Teradyne, Inc.!!(a)...........................................       1,878
143,059   Xilinx, Inc.!!................................................       2,266
                                                                           ---------
                                                                              31,896
                                                                           ---------
          SOFTWARE -- 6.8%
195,350   Affiliated Computer Services, Inc., Class A!!(a)..............       8,312
361,742   BEA Systems, Inc.!!...........................................       1,874
676,596   Citrix Systems, Inc.!!........................................       4,080
188,712   Intuit Inc.!!.................................................       8,591
263,575   Network Associates, Inc.!!....................................       2,802
483,798   Precise Software Solutions Ltd.!!.............................       4,432
537,753   Quest Software, Inc.!!(a).....................................       5,055
196,636   Siebel Systems, Inc.!!........................................       1,131
                                                                           ---------
                                                                              36,277
                                                                           ---------
          SPECIALTY STORES -- 5.3%
151,616   Abercrombie & Fitch Company!!.................................       2,982
183,333   Bed Bath & Beyond Inc.!!......................................       5,972
256,843   Circuit City Stores-Circuit City Group........................       3,891
293,225   Limited, Inc. ................................................       4,205
161,175   Ross Stores, Inc. ............................................       5,744
244,986   Tiffany & Company.............................................       5,250
                                                                           ---------
                                                                              28,044
                                                                           ---------
          TOBACCO -- 0.6%
 75,425   R.J. Reynolds Tobacco Holdings, Inc. .........................       3,041
                                                                           ---------
          UNIT INVESTMENT TRUST -- 1.3%
 89,893   S&P Mid-Cap 400 Depositary Receipts...........................       6,675
                                                                           ---------
          UTILITIES -- MISCELLANEOUS -- 0.7%
182,066   Republic Services, Inc.!!.....................................       3,423
                                                                           ---------
          TOTAL COMMON STOCKS
            (Cost $631,437).............................................     485,728
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)        SEPTEMBER 30, 2002 (UNAUDITED)

SHARES                                                                       VALUE
 (000)                                                                       (000)
-------------------------------------------------------------------------------------
          INVESTMENT COMPANIES -- 18.5%
    144   iShares Russell Midcap Growth Index...........................   $   6,858
 90,449   Nations Cash Reserves, Capital Class Shares#..................      90,449
                                                                           ---------
          TOTAL INVESTMENT COMPANIES
            (Cost $98,788)..............................................      97,307
                                                                           ---------
          TOTAL INVESTMENTS
            (Cost $730,225*)..................................     110.7%    583,035
                                                                           ---------
          OTHER ASSETS AND LIABILITIES (NET)..................     (10.7)%
          Receivable for investment securities sold.....................   $     297
          Receivable for Fund shares sold...............................      16,041
          Dividends receivable..........................................         237
          Interest receivable...........................................           3
          Collateral on securities loaned...............................     (62,132)
          Payable for Fund shares redeemed..............................      (7,503)
          Investment advisory fee payable...............................        (293)
          Administration fee payable....................................        (104)
          Shareholder servicing and distribution fees payable...........         (31)
          Payable for investment securities purchased...................      (2,749)
          Accrued Trustees' fees and expenses...........................         (62)
          Accrued expenses and other liabilities........................        (198)
                                                                           ---------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (56,494)
                                                                           ---------
          NET ASSETS..........................................     100.0%  $ 526,541
                                                                           =========
          NET ASSETS CONSIST OF:
          Accumulated net investment loss...............................   $  (1,672)
          Accumulated net realized loss on investments sold.............    (147,321)
          Net unrealized depreciation of investments....................    (147,190)
          Paid-in capital...............................................     822,724
                                                                           ---------
          NET ASSETS....................................................   $ 526,541
                                                                           =========


                                                                             VALUE
-------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($467,365,501 / 56,662,036 shares outstanding)..............       $8.25
                                                                           =========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($30,645,614 / 3,858,074 shares outstanding)................       $7.94
                                                                           =========

          Maximum sales charge..........................................       5.75%
          Maximum offering price per share..............................       $8.42

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($26,600,208 / 3,721,366 shares outstanding)................       $7.15
                                                                           =========
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($1,929,882 / 268,397 shares outstanding)...................       $7.19
                                                                           =========

---------------

 *Federal income tax information (see Note 10).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $112,485 and $57,973, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $62,132.

ABBREVIATION:
ADR -- American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Marsico 21st Century Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                           VALUE
SHARES                                                                     (000)
----------------------------------------------------------------------------------
         COMMON STOCKS -- 97.2%
         AEROSPACE AND DEFENSE -- 6.6%
24,422   L-3 Communications Holdings, Inc.!!(a)........................   $  1,287
30,698   Lockheed Martin Corporation...................................      1,985
                                                                          --------
                                                                             3,272
                                                                          --------
         AIRLINES -- 1.0%
13,934   Ryanair Holdings plc, ADR!!(a)................................        472
                                                                          --------
         AUTOMOTIVE -- 0.6%
 9,612   Bayerische Motoren Werke (BMW) AG!!...........................        308
                                                                          --------
         BROADCASTING AND CABLE -- 6.4%
45,860   Clear Channel Communications, Inc.!!..........................      1,593
38,980   Viacom Inc., Class B!!........................................      1,581
                                                                          --------
                                                                             3,174
                                                                          --------
         CHEMICALS -- 2.9%
93,550   Monsanto Company..............................................      1,430
                                                                          --------
         COMPUTER SERVICES -- 2.6%
45,108   SRA International, Inc., Class A!!............................      1,291
                                                                          --------
         CONSUMER CREDIT AND MORTGAGES -- 3.0%
24,970   Fannie Mae....................................................      1,487
                                                                          --------
         CONSUMER SERVICES -- 0.6%
20,358   Blue Rhino Corporation(a).....................................        311
                                                                          --------
         DEPARTMENT AND DISCOUNT STORES -- 2.8%
28,024   Wal-Mart Stores, Inc. ........................................      1,380
                                                                          --------
         DIVERSIFIED ELECTRONICS -- 2.6%
31,274   Analogic Corporation..........................................      1,310
                                                                          --------
         DIVERSIFIED MANUFACTURING -- 2.2%
56,378   The Nautilus Group, Inc. .....................................      1,099
                                                                          --------
         FINANCE -- MISCELLANEOUS -- 5.6%
29,652   SLM Corporation...............................................      2,762
                                                                          --------
         FOOD AND DRUG STORES -- 1.5%
83,058   Wild Oats Markets, Inc.!!.....................................        754
                                                                          --------
         HEALTH SERVICES -- 11.7%
27,494   Quest Diagnostics Inc.!!......................................      1,692
26,889   Tenet Healthcare Corporation!!................................      1,331
31,668   UnitedHealth Group Inc.!!.....................................      2,763
                                                                          --------
                                                                             5,786
                                                                          --------

                                                                           VALUE
SHARES                                                                     (000)
----------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS -- 1.0%
 9,338   Colgate-Palmolive Company.....................................   $    504
                                                                          --------
         HOUSING AND FURNISHING -- 8.0%
66,475   Aaon, Inc.!!..................................................      1,125
43,397   D.R. Horton, Inc..............................................        808
17,322   Lennar Corporation(a).........................................        966
30,499   M.D.C. Holdings, Inc. ........................................      1,077
                                                                          --------
                                                                             3,976
                                                                          --------
         INSURANCE -- 3.0%
26,820   American International Group, Inc. ...........................      1,467
                                                                          --------
         INTEGRATED OIL -- 6.9%
36,906   Exxon Mobil Corporation.......................................      1,177
55,366   Royal Dutch Petroleum Company.................................      2,224
                                                                          --------
                                                                             3,401
                                                                          --------
         INVESTMENT SERVICES -- 1.8%
17,884   Lehman Brothers Holdings Inc. ................................        877
                                                                          --------
         LODGING AND RECREATION -- 3.3%
35,165   Four Seasons Hotels Inc.(a)...................................      1,127
20,994   GTECH Holdings Corporation!!..................................        521
                                                                          --------
                                                                             1,648
                                                                          --------
         MEDICAL DEVICES AND SUPPLIES -- 4.7%
52,962   InterMune Inc.!!(a)...........................................      1,739
23,904   Priority Healthcare Corporation, Class B!!....................        602
                                                                          --------
                                                                             2,341
                                                                          --------
         NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.9%
51,080   QUALCOMM Inc.!!...............................................      1,411
                                                                          --------
         PHARMACEUTICALS -- 5.0%
30,934   Amgen Inc.!!..................................................      1,290
36,858   Genentech, Inc.!!.............................................      1,203
                                                                          --------
                                                                             2,493
                                                                          --------
         PUBLISHING AND ADVERTISING -- 1.7%
73,914   JC Decaux SA!!................................................        834
                                                                          --------
         SOFTWARE -- 3.7%
41,490   Microsoft Corporation!!.......................................      1,815
                                                                          --------
         SPECIALTY STORES -- 2.6%
23,022   Lowe's Companies, Inc.........................................        953
15,646   Tiffany & Company.............................................        335
                                                                          --------
                                                                             1,288
                                                                          --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico 21st Century Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                           VALUE
SHARES                                                                     (000)
----------------------------------------------------------------------------------
         UTILITIES -- MISCELLANEOUS -- 2.5%
60,936   Philadelphia Suburban Corporation!!...........................   $  1,237
                                                                          --------
         TOTAL COMMON STOCKS
           (Cost $46,313)..............................................     48,128
                                                                          --------
         PREFERRED STOCKS -- 1.4%
           (Cost $639)
         AUTOMOTIVE -- 1.4%
 1,660   Porsche AG!!..................................................        689
                                                                          --------
PRINCIPAL
 AMOUNT
  (000)
---------
            SHORT TERM INVESTMENTS -- 1.2%
            FEDERAL HOME LOAN BANK (FHLB) -- 1.2%
              (Cost $600)
 $  600     1.830% 10/01/02...............................................        600
                                                                             --------
SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 7.5%
              (Cost $3,718)
  3,718     Nations Cash Reserves, Capital Class Shares#..................      3,718
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $51,270*)...................................   107.3%      53,135
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................    (7.3)%
            Receivable for investment securities sold.....................   $  2,731
            Dividends receivable..........................................          3
            Interest receivable...........................................          1
            Collateral on securities loaned...............................     (3,637)
            Investment advisory fee payable...............................        (32)
            Administration fee payable....................................        (10)
            Shareholder servicing and distribution fees payable...........        (33)
            Due to custodian..............................................       (201)
            Payable for investment securities purchased...................     (2,301)
            Accrued Trustees' fees and expenses...........................        (30)
            Accrued expenses and other liabilities........................       (120)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................     (3,629)
                                                                             --------
            NET ASSETS..........................................   100.0%    $ 49,506
                                                                             ========
            NET ASSETS CONSIST OF:
            Accumulated net investment loss...............................   $   (436)
            Accumulated net realized loss on
              investments sold and currency contracts.....................    (39,600)
            Net unrealized appreciation of investments....................      1,865
            Paid-in capital...............................................     87,677
                                                                             --------
            NET ASSETS....................................................   $ 49,506
                                                                             ========


                                                                           VALUE
----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($2,331,295 / 375,479 shares outstanding)...................      $6.21
                                                                          ========
         INVESTOR A SHARES:
           Net asset value and redemption price per share ($11,230,857
           / 1,820,632 shares outstanding).............................      $6.17
                                                                          ========

         Maximum sales charge..........................................      5.75%
         Maximum offering price per share..............................      $6.55

         INVESTOR B SHARES:
           Net asset value and offering price per share& ($32,455,678 /
           5,361,193 shares outstanding)...............................      $6.05
                                                                          ========
         INVESTOR C SHARES:
           Net asset value and offering price per share& ($3,487,685 /
           576,140 shares outstanding).................................      $6.05
                                                                          ========

---------------

 *Federal income tax information (see Note 10).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $2,624 and $2,662, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $3,637.

ABBREVIATION:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS -- 90.1%
            AEROSPACE AND DEFENSE -- 1.1%
  215,793   Triumph Group, Inc.!!(a)......................................   $   6,042
                                                                             ---------
            AIRLINES -- 1.0%
  425,724   SkyWest, Inc. ................................................       5,577
                                                                             ---------
            APPAREL AND TEXTILES -- 1.0%
  140,559   Columbia Sportswear Company!!.................................       4,880
   99,778   Vans, Inc.!!..................................................         568
                                                                             ---------
                                                                                 5,448
                                                                             ---------
            BEVERAGES -- 1.4%
  341,540   Constellation Brands, Inc.!!..................................       7,890
                                                                             ---------
            BROADCASTING AND CABLE -- 1.5%
  176,341   Entercom Communications Corporation!!.........................       8,353
                                                                             ---------
            CHEMICALS -- SPECIALTY -- 0.6%
  374,741   Agrium Inc. ..................................................       3,429
                                                                             ---------
            COMMERCIAL BANKING -- 5.4%
  324,448   City National Corporation.....................................      15,175
  274,799   F.N.B. Corporation............................................       7,700
  302,092   National Commerce Financial Corporation.......................       7,567
                                                                             ---------
                                                                                30,442
                                                                             ---------
            COMMERCIAL SERVICES -- 4.5%
  196,503   Catalina Marketing Corporation!!(a)...........................       5,518
  284,537   Iron Mountain Inc.!!(a).......................................       7,110
  289,275   Manhattan Associates, Inc.!!..................................       3,911
  478,075   Pegasus Solutions Inc.!!......................................       5,044
  363,157   Trammell Crow Company!!.......................................       3,581
                                                                             ---------
                                                                                25,164
                                                                             ---------
            COMPUTER SERVICES -- 1.9%
  433,476   Tier Technologies, Inc., Class B!!............................       8,201
  280,604   Virage Logic Corporation!!....................................       2,646
                                                                             ---------
                                                                                10,847
                                                                             ---------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.7%
  317,061   Avocent Corporation!!.........................................       4,242
  223,557   Plexus Corporation!!..........................................       2,068
   57,252   Zebra Technologies Corporation, Class A!!.....................       3,017
                                                                             ---------
                                                                                 9,327
                                                                             ---------
            CONSUMER SERVICES -- 0.5%
   51,678   Rent-A-Center, Inc.!!.........................................       2,685
                                                                             ---------
            DIVERSIFIED ELECTRONICS -- 3.0%
  818,521   Aeroflex, Inc.!!..............................................       4,125
  496,013   Anaren Microwave, Inc.!!......................................       4,077
  157,510   Dionex Corporation!!..........................................       4,026
  416,880   Sypris Solutions, Inc.!!......................................       4,524
                                                                             ---------
                                                                                16,752
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 2.8%
  159,546   Actuant Corporation, Class A!!................................   $   5,887
  269,738   AstroPower, Inc.!!(a).........................................       1,915
  251,368   Delta and Pine Land Company...................................       4,711
  128,112   Mueller Industries, Inc.!!....................................       3,318
                                                                             ---------
                                                                                15,831
                                                                             ---------
            EDUCATION -- 3.3%
  251,931   Career Education Corporation!!(a).............................      12,095
  139,915   Education Management Corporation!!............................       6,194
                                                                             ---------
                                                                                18,289
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 4.4%
  306,466   Affiliated Managers Group, Inc.!!(a)..........................      13,672
  289,488   Boston Private Financial Holdings, Inc. ......................       6,166
  168,707   Investment Technology Group, Inc.!!...........................       4,936
                                                                             ---------
                                                                                24,774
                                                                             ---------
            FOOD AND DRUG STORES -- 0.1%
  151,594   Fleming Companies, Inc.(a)....................................         758
                                                                             ---------
            HEALTH SERVICES -- 9.9%
   85,028   Centene Corporation!!.........................................       2,269
  148,090   Neurocrine Biosciences, Inc.!!................................       6,072
  554,826   Orthodontic Centers of America, Inc.!!(a).....................       5,937
  720,913   Province Healthcare Company!!(a)..............................      12,363
  325,656   Triad Hospitals, Inc.(a)......................................      12,358
  153,018   Unilab Corporation!!..........................................       3,209
  773,256   US Oncology, Inc.!!...........................................       6,271
  493,178   VCA Antech, Inc.!!............................................       6,086
                                                                             ---------
                                                                                54,565
                                                                             ---------
            HOUSING AND FURNISHING -- 0.8%
  135,006   Ethan Allen Interiors Inc. ...................................       4,369
                                                                             ---------
            INSURANCE -- 2.6%
  171,969   Delphi Financial Group, Inc., Class A(a)......................       6,263
  130,848   IPC Holdings, Ltd.!!..........................................       3,843
  235,388   The Phoenix Companies, Inc. ..................................       3,206
   41,415   Triad Guaranty Inc.!!.........................................       1,442
                                                                             ---------
                                                                                14,754
                                                                             ---------
            INTEGRATED OIL -- 0.5%
  186,165   Remington Oil & Gas Corporation!!.............................       2,625
                                                                             ---------
            LODGING AND RECREATION -- 3.2%
  324,039   Ameristar Casinos, Inc.!!.....................................       6,144
  636,187   Shuffle Master, Inc.!!(a).....................................      11,839
                                                                             ---------
                                                                                17,983
                                                                             ---------
            MEDICAL DEVICES AND SUPPLIES -- 6.3%
   61,103   Computer, Programs, and Systems, Inc.!!.......................       1,306
  188,605   Cooper Companies, Inc.(a).....................................       9,901
  664,274   Endocare, Inc.!!(a)...........................................       9,506
  123,928   Enzon, Inc.!!(a)..............................................       2,384
  224,645   Exact Sciences Corporation!!(a)...............................       3,004
  108,516   Vital Signs Inc. .............................................       3,224
  298,875   Wright Medical Group, Inc.!!..................................       5,688
                                                                             ---------
                                                                                35,013
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            NATURAL GAS DISTRIBUTION -- 1.0%
  222,310   Energen Corporation...........................................   $   5,627
                                                                             ---------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.2%
  502,640   AudioCodes Ltd.!!(a)..........................................         905
  965,881   C-COR.Net Corporation!!(a)....................................       3,583
1,016,412   Hypercom Corporation!!........................................       2,907
1,098,771   Proxim Corporation, Class A!!(a)..............................       1,923
  523,462   REMEC, Inc.!!(a)..............................................       1,785
  149,467   Tollgrade Communications, Inc.!!..............................       1,167
                                                                             ---------
                                                                                12,270
                                                                             ---------
            OILFIELD SERVICES -- 4.9%
  113,031   Atwood Oceanics, Inc.!!.......................................       3,306
  166,275   Cal Dive International Inc.!!.................................       3,353
  185,340   Patterson-UTI Energy, Inc.!!(a)...............................       4,728
  143,563   Precision Drilling Corporation!!..............................       4,321
  560,805   Pride International, Inc.!!(a)................................       7,291
  242,404   W-H Energy Services, Inc.!!...................................       4,194
                                                                             ---------
                                                                                27,193
                                                                             ---------
            PHARMACEUTICALS -- 7.7%
  410,740   Allos Therapeutics Inc.!!(a)..................................       3,483
  485,580   Alpharma Inc., Class A........................................       4,662
  346,249   Array BioPharma Inc.!!........................................       2,697
   76,125   Cephalon, Inc.!!..............................................       3,107
  215,430   Human Genome Sciences, Inc.!!.................................       2,598
  127,532   Introgen Therapeutics, Inc.!!.................................         210
  520,165   Martek Biosciences Corporation!!(a)...........................       8,520
  160,602   Medicis Pharmaceutical Corporation, Class A!!(a)..............       6,564
  315,856   Shire Pharmaceuticals Group plc, ADR!!........................       7,824
  369,776   Women First Healthcare, Inc.@.................................       1,731
  249,368   Women First Healthcare, Inc.!!................................       1,167
                                                                             ---------
                                                                                42,563
                                                                             ---------
            RAILROADS, TRUCKING AND SHIPPING -- 1.6%
   57,385   Heartland Express, Inc.!!.....................................       1,075
  228,665   Knight Transportation, Inc.!!.................................       3,545
  328,690   RailAmerica, Inc.@............................................       2,383
  278,517   RailAmerica, Inc.!!...........................................       2,019
                                                                             ---------
                                                                                 9,022
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            RESTAURANTS -- 3.5%
  251,976   CEC Entertainment Inc.!!......................................   $   8,595
  229,417   Jack in the Box Inc.!!........................................       5,231
  248,635   RARE Hospitality International, Inc.!!........................       5,823
                                                                             ---------
                                                                                19,649
                                                                             ---------
            SEMICONDUCTORS -- 2.2%
  141,749   Brooks-PRI Automation!!.......................................       1,623
  159,360   Cymer, Inc.!!(a)..............................................       2,970
  237,317   LTX Corporation!!(a)..........................................       1,082
  249,075   MKS Instruments Inc.!!........................................       2,720
  535,703   Oak Technology, Inc.!!(a).....................................       1,704
  300,000   Sipex Corporation@............................................         510
  509,327   Sipex Corporation!!...........................................         866
  200,134   TriQuint Semiconductor, Inc.!!................................         706
                                                                             ---------
                                                                                12,181
                                                                             ---------
            SOFTWARE -- 3.3%
  495,900   Borland Software Corporation!!................................       3,863
  444,225   Dendrite International, Inc.!!................................       2,803
  284,761   Hyperion Solutions Corporation!!..............................       5,225
  370,754   Interwoven, Inc.!!............................................         744
  342,549   Lawson Software, Inc.!!.......................................       1,213
  144,971   Precise Software Solutions Ltd.!!.............................       1,328
  489,799   TTI Team Telecom International Ltd.!!(a)......................       3,321
                                                                             ---------
                                                                                18,497
                                                                             ---------
            SPECIALTY STORES -- 4.8%
  343,375   American Eagle Outfitters, Inc.!!.............................       4,141
  665,464   Cato Corporation..............................................      12,631
  177,700   Hot Topic, Inc.!!.............................................       3,204
  298,038   Too Inc.!!....................................................       6,938
                                                                             ---------
                                                                                26,914
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 1.4%
  232,463   Commonwealth Telephone Enterprises, Inc.!!....................       8,083
                                                                             ---------
            TOTAL COMMON STOCKS
              (Cost $588,334).............................................     502,916
                                                                             ---------
            WARRANTS -- 0.0%+
              (Cost $0++)
   25,000   Martek Biosciences Corporation@(b)!!..........................          87
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)



 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 26.1%
       29   iShares Russell 2000 Growth Index Fund(a).....................   $   1,094
  144,906   Nations Cash Reserves, Capital Class Shares#..................     144,906
                                                                             ---------
            TOTAL INVESTMENT COMPANIES
              (Cost $146,539).............................................     146,000
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $734,873*)..................................     116.2%    649,003
                                                                             ---------
            OTHER ASSETS AND LIABILITIES (NET)..................     (16.2)%
            Cash..........................................................   $       1
            Receivable for investment securities sold.....................       3,927
            Receivable for Fund shares sold...............................      21,312
            Dividends receivable..........................................         128
            Interest receivable...........................................           7
            Collateral on securities loaned...............................    (102,937)
            Payable for Fund shares redeemed..............................      (8,451)
            Investment advisory fee payable...............................        (382)
            Administration fee payable....................................        (109)
            Shareholder servicing and distribution fees payable...........         (41)
            Payable for investment securities purchased...................      (3,539)
            Accrued Trustees' fees and expenses...........................         (46)
            Accrued expenses and other liabilities........................        (223)
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (90,353)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 558,650
                                                                             =========
            NET ASSETS CONSIST OF:
            Accumulated net investment loss...............................   $  (2,225)
            Accumulated net realized loss on investments sold.............     (86,861)
            Net unrealized depreciation of investments....................     (85,870)
            Paid-in capital...............................................     733,606
                                                                             ---------
            NET ASSETS....................................................   $ 558,650
                                                                             =========


                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($418,623,426 / 40,247,614 shares outstanding)..............      $10.40
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($123,015,162 / 12,026,053 shares outstanding)..............      $10.23
                                                                             =========

            Maximum sales charge..........................................       5.75%
            Maximum offering price per share..............................      $10.85

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($13,674,792 / 1,397,712 shares outstanding)................       $9.78
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($3,336,907 / 336,355 shares outstanding)...................       $9.92
                                                                             =========

---------------

 *Federal income tax information (see Note 10).

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +Amount represents less than 0.1%.

++Amount represents less than $500.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $116,411 and $95,648, respectively.

(b)
  Fair valued security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $102,937.

ABBREVIATION:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Financial Services Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                           VALUE
SHARES                                                                     (000)
----------------------------------------------------------------------------------
         COMMON STOCKS -- 90.8%
         COMMERCIAL BANKING -- 32.7%
 6,930   Charter One Financial, Inc. ..................................    $  206
 4,425   Citigroup Inc. ...............................................       131
 3,000   City National Corporation.....................................       140
 5,000   Commerce Bancorp, Inc. .......................................       207
 6,000   Compass Bancshares, Inc. .....................................       177
 3,150   Fifth Third Bancorp...........................................       193
 5,000   Provident Financial Group, Inc.(a)............................       125
 3,500   TCF Financial Corporation.....................................       148
 3,500   Wells Fargo & Company.........................................       169
                                                                           ------
                                                                            1,496
                                                                           ------
         CONSUMER CREDIT AND MORTGAGES -- 10.7%
 1,925   Fannie Mae....................................................       115
 2,400   Freddie Mac...................................................       134
 3,750   Household International, Inc. ................................       106
 7,500   MBNA Corporation..............................................       138
                                                                           ------
                                                                              493
                                                                           ------
         FINANCE -- MISCELLANEOUS -- 6.9%
 2,100   SLM Corporation...............................................       195
 6,000   Synovus Financial Corporation.................................       124
                                                                           ------
                                                                              319
                                                                           ------
         HEALTH SERVICES -- 6.6%
 4,000   Health Net Inc.!!.............................................        86
 1,225   UnitedHealth Group Inc.!!.....................................       107
 1,500   Wellpoint Health Networks Inc.!!..............................       110
                                                                           ------
                                                                              303
                                                                           ------
         INSURANCE -- 22.2%
 7,000   AFLAC, Inc. ..................................................       215
 1,750   Ambac Financial Group, Inc. ..................................        94
 1,600   American International Group, Inc. ...........................        88
 7,500   Arthur J. Gallagher & Company.................................       185
 3,000   PartnerRe Ltd. ...............................................       145
 4,000   Reinsurance Group of America, Inc. ...........................       103
     1   Travelers Property Casualty Corporation, Class A!!............         0++
     1   Travelers Property Casualty Corporation, Class B!!............         0++
 2,575   XL Capital Ltd., Class A......................................       189
                                                                           ------
                                                                            1,019
                                                                           ------

                                                                           VALUE
SHARES                                                                     (000)
----------------------------------------------------------------------------------
         INVESTMENT SERVICES -- 11.7%
 1,800   Bear Stearns Companies Inc. ..................................    $  102
 3,000   Federated Investors Inc. .....................................        81
 1,500   Goldman Sachs Group, Inc. ....................................        99
 3,200   Legg Mason, Inc. .............................................       136
 1,875   Merrill Lynch & Company, Inc. ................................        62
 1,775   Morgan Stanley Dean Witter & Company..........................        60
                                                                           ------
                                                                              540
                                                                           ------
         TOTAL COMMON STOCKS
           (Cost $4,723)...............................................     4,170
                                                                           ------
SHARES
(000)
------
         INVESTMENT COMPANIES -- 12.9%
           (Cost $595)
   595   Nations Cash Reserves, Capital Class Shares#..................       595
                                                                           ------
         TOTAL INVESTMENTS
           (Cost $5,318*)....................................     103.7%    4,765
                                                                           ------
         OTHER ASSETS AND LIABILITIES (NET)..................      (3.7)%
         Cash..........................................................    $    1
         Dividends receivable..........................................         8
         Receivable from administrator.................................        13
         Collateral on securities loaned...............................      (132)
         Investment advisory fee payable...............................        (3)
         Accrued Trustees' fees and expenses...........................       (11)
         Accrued expenses and other liabilities........................       (45)
                                                                           ------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET)...........................................      (169)
                                                                           ------
         NET ASSETS..........................................     100.0%   $4,596
                                                                           ======
         NET ASSETS CONSIST OF:
         Undistributed net investment income...........................    $    5
         Accumulated net realized loss on investments sold.............      (562)
         Net unrealized depreciation of investments....................      (553)
         Paid-in capital...............................................     5,706
                                                                           ------
         NET ASSETS....................................................    $4,596
                                                                           ======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Financial Services Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)





                                                                           VALUE
----------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($4,167,549 / 519,711 shares outstanding)...................     $8.02
                                                                           ======
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($184,341 / 23,063 shares outstanding)......................     $7.99
                                                                           ======

         Maximum sales charge..........................................     5.75%
         Maximum offering price per share..............................     $8.48

         INVESTOR B SHARES:
         Net asset value and offering price per share&
           ($209,494 / 26,477 shares outstanding)......................     $7.91
                                                                           ======
         INVESTOR C SHARES:
         Net asset value and offering price per share&
           ($34,916 / 4,404 shares outstanding)........................     $7.93
                                                                           ======

---------------

 *Federal income tax information (see Note 10).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

++Amount represents less than $500.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $124 and $125, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 9). The portion that represents cash collateral is $132.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                               CONVERTIBLE           ASSET
                                                                SECURITIES         ALLOCATION
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $        8,037     $        3,249
Dividends (Net of foreign withholding taxes of $0, $3, $0,
  $1, $25, $0, $0 and $0, respectively).....................           8,810              1,307
Dividend income from affiliated funds.......................             300                453
Securities lending..........................................              32                 12
Allocated from Portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0, $0 and $78, respectively)+....................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses+...................................................              --                 --
                                                              --------------     --------------
    Total investment income/(loss)..........................          17,179              5,021
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           2,522              1,108
Administration fee..........................................             892                392
Transfer agent fees.........................................             122                 66
Custodian fees..............................................              24                 21
Legal and audit fees........................................              47                 45
Registration and filing fees................................              78                 29
Trustees' fees and expenses.................................               7                  7
Interest expense............................................              --                 --
Printing expense............................................              92                105
Other.......................................................              19                  9
                                                              --------------     --------------
    Subtotal................................................           3,803              1,782
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             391                244
  Investor B Shares.........................................             569                528
  Investor C Shares.........................................             120                 13
                                                              --------------     --------------
    Total expenses..........................................           4,883              2,567
Fees waived by investment advisor and/or administrator......              --                 --
Fees reduced by credits allowed by the custodian............              (1)                (1)
                                                              --------------     --------------
    Net expenses............................................           4,882              2,566
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          12,297              2,455
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................         (40,107)           (19,497)
  Written options...........................................              --                 --
  Futures contracts.........................................              --              1,567
  Swaps.....................................................              --                 --
  Foreign currency transactions.............................              --                 --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency transactions +...........................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................         (40,107)           (17,930)
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 11)......................................         (97,907)           (45,647)
  Futures contracts.........................................              --                911
  Swap contracts............................................              --                 (8)
  Securities allocated from Portfolio (Note 11)+............              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (97,907)           (44,744)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......        (138,014)           (62,674)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $     (125,717)    $      (60,219)
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 + Allocated from Growth Master Portfolio.

(a)SmallCap Value commenced operations on May 1, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)





       CLASSIC          LARGECAP                           MIDCAP          SMALLCAP
        VALUE            VALUE            VALUE            VALUE           VALUE(A)          GROWTH
-------------------------------------------------------------------------------------------------------

    $           --   $            1   $           66   $            7   $            1   $           --
             3,998              254            6,065            1,493              168               --
               109               12              179               77               19               --
                26               --               35               --                1               --

                --               --               --               --               --              340
                --               --               --               --               --            1,892
                --               --               --               --               --                2
                --               --               --               --               --               41
                --               --               --               --               --           (2,164)
    --------------   --------------   --------------   --------------   --------------   --------------
             4,133              267            6,345            1,577              189              111
    --------------   --------------   --------------   --------------   --------------   --------------

             1,274               79            1,887              589              113               --
               450               28              668              275               29              324
                65                2              104               11               10              248
                10                3               31                5                4               --
                42               32               49               34               33               40
                26                5               59                5               27               21
                 7                8                7                8                7               14
                --               --               --               --               --               --
                27               22               55               23               25               66
                 6               --*              11                2                2               10
    --------------   --------------   --------------   --------------   --------------   --------------
             1,907              179            2,871              952              250              723

                23                1               62                2               --*             282
               190                3              332                7               --*             922
               210               --               31                1               --*             168
    --------------   --------------   --------------   --------------   --------------   --------------
             2,330              183            3,296              962              250            2,095
                --              (49)              --               --              (87)              --
                (1)              --*              --*              (1)              --*              --
    --------------   --------------   --------------   --------------   --------------   --------------
             2,329              134            3,296              961              163            2,095
    --------------   --------------   --------------   --------------   --------------   --------------
             1,804              133            3,049              616               26           (1,984)
    --------------   --------------   --------------   --------------   --------------   --------------

             9,974           (2,450)         (33,473)         (10,542)          (2,623)              --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --          (43,246)
                --               --               --               --               --               --
                --               --               --               --               --               (4)
    --------------   --------------   --------------   --------------   --------------   --------------
             9,974           (2,450)         (33,473)         (10,542)          (2,623)         (43,250)
    --------------   --------------   --------------   --------------   --------------   --------------

          (182,433)          (6,191)        (159,173)         (35,408)          (4,888)              --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --          (53,799)
    --------------   --------------   --------------   --------------   --------------   --------------
          (182,433)          (6,191)        (159,173)         (35,408)          (4,888)         (53,799)
    --------------   --------------   --------------   --------------   --------------   --------------
          (172,459)          (8,641)        (192,646)         (45,950)          (7,511)         (97,049)
    --------------   --------------   --------------   --------------   --------------   --------------
    $     (170,655)  $       (8,508)  $     (189,597)  $      (45,334)  $       (7,485)  $      (99,033)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)

For the six months ended September 30, 2002

                                                                STRATEGIC           CAPITAL
                                                                GROWTH(A)            GROWTH
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $            2#    $           --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $13, $3 and $0, respectively).........................           1,628#             1,562
Dividend income from affiliated funds.......................              82#               134
Securities lending..........................................              27#                 8
Allocated from Portfolio:
Interest+...................................................              50                 --
Dividends (Net of foreign withholding taxes of $29, $0,
  $309, $0, $0, $0 and $0, respectively)+...................          10,306                 --
Dividend income from affiliated funds+......................             379                 --
Securities lending+.........................................              18                 --
Expenses+...................................................          (5,241)                --
                                                              --------------     --------------
    Total investment income/(loss)..........................           7,251              1,704
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................             912#             1,021
Administration fee..........................................           1,472                361
Transfer agent fees.........................................             228                 59
Custodian fees..............................................               9#                21
Legal and audit fees........................................              58                 47
Registration and filing fees................................              61                 58
Trustees' fees and expenses.................................               7                  7
Interest expense............................................              --                 --
Printing expense............................................              96                 54
Other.......................................................              29                  7
                                                              --------------     --------------
    Subtotal................................................           2,872              1,635
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             410                 38
  Investor B Shares.........................................             228                175
  Investor C Shares.........................................              67                 19
                                                              --------------     --------------
    Total expenses..........................................           3,577              1,867
Fees waived by investment advisor and/or administrator......              --                 --
Fees reduced by credits allowed by the custodian............              --                 --*
                                                              --------------     --------------
    Net expenses............................................           2,333              1,867
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................           3,674               (163)
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................              --            (39,315)
  Written options...........................................              --                 --
  Futures contracts.........................................              --                 --
  Foreign currency transactions.............................              --                 --
  Allocated from Portfolio:
  Security transactions+....................................        (197,603)                --
  Foreign currency transactions+............................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................        (197,603)           (39,315)
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 11)......................................              --            (73,572)
  Futures contracts.........................................              --                 --
  Securities allocated from Portfolio (Note 11)+............        (310,657)                --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................        (310,657)           (73,572)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......        (508,260)          (112,887)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $     (504,586)    $     (113,050)
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 + Allocated from Strategic Growth Master Portfolio and Focused Equities Master
   Portfolio, respectively.

 # Amount represents results from operations prior to conversion to master-feeder structure.

(a)As of May 13, 2002, Strategic Growth Fund converted to a master-feeder structure.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)





       FOCUSED           MIDCAP            21ST            SMALL          FINANCIAL
       EQUITIES          GROWTH          CENTURY          COMPANY          SERVICES
--------------------------------------------------------------------------------------

    $           --   $           --   $           11   $           --   $            1
                --              955              203            1,398               37
                --              278               --*             262                2
                --               86                5              133                1

               456               --               --               --               --
             6,075               --               --               --               --
                 1               --               --               --               --
               182               --               --               --               --
            (7,026)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------
              (312)           1,319              219            1,793               41
    --------------   --------------   --------------   --------------   --------------

                --            1,815              222            2,931               20
             1,058              643               68              749                6
               709              102               18              112                1
                --               26                4               27               --*
                48               49               33               49               35
                27               58               33               69               10
                15                7                7                7                8
                --               --               --*               1               --
               178               49               39               64               21
                33               10                1               13               --*
    --------------   --------------   --------------   --------------   --------------
             2,068            2,759              425            4,022              101

               630               41               17              171                1
             3,066              179              193               83                1
               887               12               20               19               --*
    --------------   --------------   --------------   --------------   --------------
             6,651            2,991              655            4,295              103
                --               --               --             (277)             (67)
                --               --*              --*              --*              --*
    --------------   --------------   --------------   --------------   --------------
             6,651            2,991              655            4,018               36
    --------------   --------------   --------------   --------------   --------------
            (6,963)          (1,672)            (436)          (2,225)               5
    --------------   --------------   --------------   --------------   --------------

                --          (99,392)          (1,741)         (44,260)            (358)
                --               --               --               --               --
                --               --               --               --               --
                --               --                2               --               --

          (118,688)              --               --               --               --
               (68)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------
          (118,756)         (99,392)          (1,739)         (44,260)            (358)
    --------------   --------------   --------------   --------------   --------------

                --         (147,477)          (5,620)        (185,373)            (979)
                --               --               --               --               --
          (180,310)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------
          (180,310)        (147,477)          (5,620)        (185,373)            (979)
    --------------   --------------   --------------   --------------   --------------
          (299,066)        (246,869)          (7,359)        (229,633)          (1,337)
    --------------   --------------   --------------   --------------   --------------
    $     (306,029)  $     (248,541)  $       (7,795)  $     (231,858)  $       (1,332)
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                          CONVERTIBLE SECURITIES                   ASSET ALLOCATION
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $       12,297     $       19,147     $        2,455     $        6,727
Net realized gain/(loss) on investments............         (40,107)           (32,879)           (17,930)           (10,376)
Net realized gain/(loss) on investments allocated
  from Portfolio...................................              --                 --                 --                 --
Net change in unrealized
  appreciation/(depreciation) of investments.......         (97,907)            34,804            (44,744)            (2,301)
Net change in unrealized
  appreciation/(depreciation) of investments
  allocated from Portfolio.........................              --                 --                 --                 --
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................        (125,717)            21,072            (60,219)            (5,950)
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (5,938)            (5,011)              (380)              (854)
  Investor A Shares................................          (4,511)           (10,164)            (1,630)            (4,085)
  Investor B Shares................................          (1,369)            (1,912)              (476)            (1,486)
  Investor C Shares................................            (287)              (398)               (12)               (41)
Distributions to shareholders from net realized
  gain on investments:
  Primary A Shares.................................              --               (282)                --                (21)
  Investor A Shares................................              --               (956)                --               (365)
  Investor B Shares................................              --               (176)                --               (166)
  Investor C Shares................................              --                (34)                --                 (4)
Net increase/(decrease) in net assets from Fund
  share transactions...............................         279,983            215,625            (41,565)            53,397
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............         142,161            217,764           (104,282)            40,425
NET ASSETS:
Beginning of period................................         668,838            451,074            392,069            351,644
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      810,999     $      668,838     $      287,787     $      392,069
                                                     ==============     ==============     ==============     ==============
Undistributed net investment
  income/(loss)/(distributions in excess of net
  investment income) at end of period..............  $        1,851     $        1,659     $          451     $          494
                                                     ==============     ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a)Classic Value commenced operations on April 16, 2001.

(b)LargeCap Value commenced operations on November 20, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

             CLASSIC VALUE                    LARGECAP VALUE                         VALUE
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02        PERIOD ENDED       9/30/02        PERIOD ENDED       9/30/02         YEAR ENDED
     (UNAUDITED)       3/31/02(A)      (UNAUDITED)       3/31/02(B)      (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $        1,804   $        1,194   $          133   $           23   $        3,049   $        7,979
             9,974           12,986           (2,450)              29          (33,473)          42,471

                --               --               --               --               --               --

          (182,433)          20,237           (6,191)             416         (159,173)         (10,147)

                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------

          (170,655)          34,417           (8,508)             468         (189,597)          40,303

                --             (663)            (127)             (16)          (2,700)          (6,690)
                --              (26)              (3)              --*            (227)            (413)
                --               (4)              (1)              --*            (132)            (187)
                --               (5)              --*              --*             (12)             (18)

            (8,347)          (1,106)             (32)              --           (7,879)         (69,242)
              (514)             (59)              (1)              --             (885)          (5,561)
            (1,111)            (144)              (1)              --           (1,224)          (7,789)
            (1,198)            (193)              --*              --             (116)            (734)

           131,101          336,999           15,665           17,996           29,122         (302,611)
    --------------   --------------   --------------   --------------   --------------   --------------
           (50,724)         369,216            6,992           18,448         (173,650)        (352,942)

           369,216               --           18,448               --          659,008        1,011,950
    --------------   --------------   --------------   --------------   --------------   --------------
    $      318,492   $      369,216   $       25,440   $       18,448   $      485,358   $      659,008
    ==============   ==============   ==============   ==============   ==============   ==============

    $        2,300   $          496   $            9   $            7   $          498   $          521
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        MIDCAP VALUE                SMALLCAP VALUE
                                                              ---------------------------------     --------------
                                                                SIX MONTHS                              PERIOD
                                                                  ENDED                                 ENDED
                                                                 9/30/02          PERIOD ENDED        9/30/02(A)
                                                               (UNAUDITED)         3/31/02(C)        (UNAUDITED)
                                                              ----------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $          616     $           75     $           26
Net realized gain/(loss) on investments.....................         (10,542)               417             (2,623)
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (35,408)             6,099             (4,888)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --                 --
                                                              --------------     --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         (45,334)             6,591             (7,485)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................            (234)              (279)                --
  Investor A Shares.........................................              (1)                (1)                --
  Investor B Shares.........................................              --                 (1)                --
  Investor C Shares.........................................              --                 --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................            (214)                --                 --
  Investor A Shares.........................................              (2)                --                 --
  Investor B Shares.........................................              (2)                --                 --
  Investor C Shares.........................................              --*                --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         153,800             93,768             59,264
                                                              --------------     --------------     --------------
Net increase/(decrease) in net assets.......................         108,013            100,078             51,779
NET ASSETS:
Beginning of period.........................................         100,078                 --                 --
                                                              --------------     --------------     --------------
End of period...............................................  $      208,091     $      100,078     $       51,779
                                                              ==============     ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          381     $           --     $           26
                                                              ==============     ==============     ==============

---------------

 * Amount represents less than $500.

 + Allocated from Growth Master Portfolio and Strategic Growth Portfolio, respectively.

 # Amount represents results from operations prior to conversion to master-feeder structure.

(a)SmallCap Value commenced operations on May 1, 2002.

(b)As of May 13, 2002, Strategic Growth Fund converted to a master-feeder structure.

(c)MidCap Value commenced operations on November 20, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

                GROWTH                       STRATEGIC GROWTH                   CAPITAL GROWTH
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED       9/30/02(B)       YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $       (1,984)  $       (4,842)  $        3,674   $        2,246   $         (163)  $       (1,132)
                --               --          (25,186)#       (112,990)         (39,315)          (3,694)
           (43,250)         (77,363)        (172,417)#             --               --               --
                --               --         (100,734)#        109,777          (73,572)          (2,066)

           (53,799)          75,622         (209,923)              --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
           (99,033)          (6,583)        (504,586)            (967)        (113,050)          (6,892)

                --               --           (1,128)          (1,543)              --               --
                --               --             (176)             (23)              --               --
                --               --              (19)              --*              --               --
                --               --               --               --*              --               --

                --               --               --               --               --          (15,951)
                --               --               --               --               --           (1,040)
                --               --               --               --               --           (1,528)
                --               --               --               --               --             (110)
            32,826            8,144        1,149,221           67,490              618         (213,683)
    --------------   --------------   --------------   --------------   --------------   --------------
           (66,207)           1,561          643,312           64,957         (112,432)        (239,204)

           518,104          516,543        1,267,775        1,202,818          374,142          613,346
    --------------   --------------   --------------   --------------   --------------   --------------
    $      451,897   $      518,104   $    1,911,087   $    1,267,775   $      261,710   $      374,142
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (1,992)  $           (8)  $        3,031   $          680   $         (163)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                             FOCUSED EQUITIES                        MIDCAP GROWTH
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
                                                      (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss)........................ $       (6,963)    $      (15,787)    $       (1,672)    $       (3,105)
Net realized gain/(loss) on investments.............             --                 --            (99,392)           (43,669)
Net realized gain/(loss) on investments allocated
  from Portfolio+...................................       (118,756)          (257,297)                --                 --
Net change in unrealized appreciation/(depreciation)
  of investments....................................             --                 --           (147,477)           (40,763)
Net change in unrealized appreciation/(depreciation)
  of investments allocated from Portfolio+..........       (180,310)           309,781                 --                 --
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations...................................       (306,029)            36,697           (248,541)           (87,537)
Distributions to shareholders from net investment
  income:
  Primary A Shares..................................             --                 --                 --                 --
  Investor A Shares.................................             --                 --                 --                 --
  Investor B Shares.................................             --                 --                 --                 --
  Investor C Shares.................................             --                 --                 --                 --
Distributions to shareholders from net realized
  gain on investments:
  Primary A Shares..................................             --                 --                 --                 --
  Investor A Shares.................................             --                 --                 --                 --
  Investor B Shares.................................             --                 --                 --                 --
  Investor C Shares.................................             --                 --                 --                 --
Net increase/(decrease) in net assets from Fund
  share transactions................................         94,908           (105,304)           147,038            263,384
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets...............       (211,121)           (68,607)          (101,503)           175,847
NET ASSETS:
Beginning of period.................................      1,722,555          1,791,162            628,044            452,197
                                                     --------------     --------------     --------------     --------------
End of period....................................... $    1,511,434     $    1,722,555     $      526,541     $      628,044
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(loss)/
  (distributions in excess of net investment income)
  at end of period.................................. $       (6,963)    $           --     $       (1,672)    $           --
                                                     ==============     ==============     ==============     ==============

---------------

* Amount represents less than $500.

+ Allocated from Focused Equities Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

             21ST CENTURY                      SMALL COMPANY                  FINANCIAL SERVICES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/02         YEAR ENDED        9/30/02         YEAR ENDED        9/30/02         YEAR ENDED
     (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02        (UNAUDITED)        3/31/02
-------------------------------------------------------------------------------------------------------

    $         (436)  $       (1,101)  $       (2,225)  $       (4,092)  $            5   $            3
            (1,739)         (10,019)         (44,260)         (10,588)            (358)            (204)

                --               --               --               --               --               --

            (5,620)          10,766         (185,373)          83,151             (979)             426

                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------

            (7,795)            (354)        (231,858)          68,471           (1,332)             225

                --               --               --               --               --               (6)
                --               --               --               --               --               --*
                --               --               --               --               --               --
                --               --               --               --               --               --

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

            (8,643)         (15,993)          38,574           45,203              (25)           5,734
    --------------   --------------   --------------   --------------   --------------   --------------
           (16,438)         (16,347)        (193,284)         113,674           (1,357)           5,953

            65,944           82,291          751,934          638,260            5,953               --
    --------------   --------------   --------------   --------------   --------------   --------------
    $       49,506   $       65,944   $      558,650   $      751,934   $        4,596   $        5,953
    ==============   ==============   ==============   ==============   ==============   ==============

    $         (436)  $           --   $       (2,225)  $           --   $            5   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                          CONVERTIBLE SECURITIES
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,237    $ 263,130       26,494    $ 418,389
  Issued in exchange for net assets of:
    Bank of America Equity Income Fund (Note 11)............      846       11,664           --           --
    Bank of America Equity & Convertible Fund (Note 11).....    5,772       79,598           --           --
  Issued in exchange for Primary A Shares of Nations Equity
    Income Fund (Note 11)...................................    3,257       51,793           --           --
  Issued as reinvestment of dividends.......................       33          473           36          579
  Redeemed..................................................  (12,308)    (191,095)     (16,504)    (261,491)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   14,837    $ 215,563       10,026    $ 157,477
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    3,706    $  56,563        3,821    $  60,434
  Issued in exchange for Investor A Shares of Nations Equity
    Income Fund (Note 11)...................................    1,267       20,137           --           --
  Issued as reinvestment of dividends.......................      286        4,073          640       10,143
  Redeemed..................................................   (4,505)     (67,710)      (4,057)     (63,947)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      754    $  13,063          404    $   6,630
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................    1,745    $  25,866        3,260    $  51,688
  Issued in exchange for Investor B Shares of Nations Equity
    Income Fund (Note 11)...................................    1,998       31,448           --           --
  Issued as reinvestment of dividends.......................       84        1,184          114        1,791
  Redeemed..................................................   (1,102)     (15,842)        (806)     (12,510)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    2,725    $  42,656        2,568    $  40,969
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      601    $   9,004          847    $  13,519
  Issued in exchange for Investor C Shares of Nations Equity
    Income Fund (Note 11)...................................      137        2,170           --           --
  Issued as reinvestment of dividends.......................       13          191           19          307
  Redeemed..................................................     (183)      (2,664)        (208)      (3,277)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      568    $   8,701          658    $  10,549
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   18,884    $ 279,983       13,656    $ 215,625
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     146    $  2,736          74    $  1,500
  Issued in exchange for Primary A Shares of Nations
    Balanced Assets Fund (Note 11)..........................      --          --       1,518      32,586
  Issued as reinvestment of dividends.......................      14         251          10         195
  Redeemed..................................................     (98)     (1,767)       (213)     (4,256)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      62    $  1,220       1,389    $ 30,025
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     323    $  5,809         570    $ 11,588
  Issued in exchange for Investor A Shares of Nations
    Balanced Assets Fund (Note 11)..........................      --          --         701      15,029
  Issued as reinvestment of dividends.......................      91       1,588         218       4,346
  Redeemed..................................................  (1,750)    (31,167)     (1,661)    (33,660)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,336)   $(23,770)       (172)   $ (2,697)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     122    $  2,230         424    $  8,536
  Issued in exchange for Investor B Shares of Nations
    Balanced Assets Fund (Note 11)..........................      --          --       1,944      41,435
  Issued as reinvestment of dividends.......................      25         426          74       1,475
  Redeemed..................................................  (1,175)    (20,979)     (1,314)    (26,259)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,028)   $(18,323)      1,128    $ 25,187
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      19    $    346          45    $    921
  Issued in exchange for Investor C Shares of Nations
    Balanced Assets Fund (Note 11)..........................      --          --          90       1,912
  Issued as reinvestment of dividends.......................       1          11           2          41
  Redeemed..................................................     (60)     (1,049)       (100)     (1,992)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (40)   $   (692)         37    $    882
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,342)   $(41,565)      2,382    $ 53,397
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            CLASSIC VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         PERIOD ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................  12,913    $137,560      24,229    $267,418
  Issued as reinvestment of dividends.......................     120       1,409          18         197
  Redeemed..................................................  (3,603)    (35,514)     (1,497)    (16,863)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   9,430    $103,455      22,750    $250,752
                                                              ======    ========      ======    ========
INVESTOR A SHARES:+
  Sold......................................................   1,071    $ 11,375       1,678    $ 18,594
  Issued as reinvestment of dividends.......................      34         393           6          67
  Redeemed..................................................    (544)     (5,442)       (264)     (2,886)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     561    $  6,326       1,420    $ 15,775
                                                              ======    ========      ======    ========
INVESTOR B SHARES:+
  Sold......................................................   1,385    $ 15,074       3,198    $ 35,160
  Issued as reinvestment of dividends.......................      82         955          12         126
  Redeemed..................................................    (655)     (6,310)       (166)     (1,816)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     812    $  9,719       3,044    $ 33,470
                                                              ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold......................................................   1,340    $ 14,576       3,500    $ 37,993
  Issued as reinvestment of dividends.......................      66         773          14         147
  Redeemed..................................................    (399)     (3,748)       (104)     (1,138)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,007    $ 11,601       3,410    $ 37,002
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  11,810    $131,101      30,624    $336,999
                                                              ======    ========      ======    ========

---------------

+ Classic Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                            LARGECAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002         PERIOD ENDED
                                                                  (UNAUDITED)           MARCH 31, 2002
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   1,646     $15,621       1,672     $17,450
  Issued as reinvestment of dividends.......................       1          30           1           8
  Redeemed..................................................    (173)     (1,515)         (7)        (68)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................   1,474     $14,136       1,666     $17,390
                                                               =====     =======       =====     =======
INVESTOR A SHARES:+
  Sold......................................................      77     $   702          30     $   304
  Issued as reinvestment of dividends.......................      --*          3          --*         --*
  Redeemed..................................................     (11)       (100)         --          --
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................      66     $   605          30     $   304
                                                               =====     =======       =====     =======
INVESTOR B SHARES:+
  Sold......................................................     100     $   887          27     $   282
  Issued as reinvestment of dividends.......................      --*          2          --*         --*
  Redeemed..................................................      (3)        (28)         --*         --*
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................      97     $   861          27     $   282
                                                               =====     =======       =====     =======
INVESTOR C SHARES:+
  Sold......................................................       7     $    67           2     $    20
  Issued as reinvestment of dividends.......................      --*         --*         --*         --*
  Redeemed..................................................      --*         (4)         --          --
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................       7     $    63           2     $    20
                                                               =====     =======       =====     =======
  Total net increase/(decrease).............................   1,644     $15,665       1,725     $17,996
                                                               =====     =======       =====     =======

---------------

* Amount represents less than 500 shares and/or $500, as applicable.

+ LargeCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2002
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,577    $ 65,960       14,640    $ 161,844
  Issued in exchange for net assets of Bank of America
    Equity Value Fund (Note 11).............................     501       4,521           --           --
  Issued as reinvestment of dividends.......................     521       5,621        4,255       51,786
  Redeemed..................................................  (3,550)    (36,421)     (44,169)    (502,697)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   4,049    $ 39,681      (25,274)   $(289,067)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     439    $  4,656        1,256    $  14,612
  Issued as reinvestment of dividends.......................      92         996          422        5,137
  Redeemed..................................................    (776)     (7,895)      (2,140)     (24,523)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (245)   $ (2,243)        (462)   $  (4,774)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     205    $  2,121          583    $   6,590
  Issued as reinvestment of dividends.......................     118       1,271          624        7,463
  Redeemed..................................................  (1,116)    (10,934)      (2,000)     (22,285)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (793)   $ (7,542)        (793)   $  (8,232)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      64    $    662          118    $   1,343
  Issued as reinvestment of dividends.......................      11         118           60          719
  Redeemed..................................................    (154)     (1,554)        (234)      (2,600)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (79)   $   (774)         (56)   $    (538)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   2,932    $ 29,122      (26,585)   $(302,611)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                            MIDCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002        PERIOD ENDED
                                                                 (UNAUDITED)           MARCH 31, 2002
                                                              ------------------      -----------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................  17,116    $173,152      8,827     $93,588
  Issued as reinvestment of dividends.......................       8          85          8          85
  Redeemed..................................................  (2,257)    (22,793)       (95)     (1,040)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................  14,867    $150,444      8,740     $92,633
                                                              ======    ========      =====     =======
INVESTOR A SHARES:+
  Sold......................................................     264    $  2,656         50     $   540
  Issued as reinvestment of dividends.......................      --*          3         --*          1
  Redeemed..................................................    (100)       (954)        --*         --*
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................     164    $  1,705         50     $   541
                                                              ======    ========      =====     =======
INVESTOR B SHARES:+
  Sold......................................................     160    $  1,649         47     $   507
  Issued as reinvestment of dividends.......................      --*          2         --*          1
  Redeemed..................................................     (28)       (272)        --*         (5)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................     132    $  1,379         47     $   503
                                                              ======    ========      =====     =======
INVESTOR C SHARES:+
  Sold......................................................      30    $    300          8     $    91
  Issued as reinvestment of dividends.......................      --          --         --          --
  Redeemed..................................................      (3)        (28)        --          --
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................      27    $    272          8     $    91
                                                              ======    ========      =====     =======
  Total net increase/(decrease).............................  15,190    $153,800      8,845     $93,768
                                                              ======    ========      =====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

+ MidCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                SMALLCAP VALUE
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2002
                                                                  (UNAUDITED)
                                                              -------------------
                                                              SHARES     DOLLARS
                                                              -------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   6,606     $59,575
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................    (110)       (924)
                                                               -----     -------
  Net increase/(decrease)...................................   6,496     $58,651
                                                               =====     =======
INVESTOR A SHARES:+
  Sold......................................................      50     $   461
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      (3)        (28)
                                                               -----     -------
  Net increase/(decrease)...................................      47     $   433
                                                               =====     =======
INVESTOR B SHARES:+
  Sold......................................................      18     $   168
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      --*         (3)
                                                               -----     -------
  Net increase/(decrease)...................................      18     $   165
                                                               =====     =======
INVESTOR C SHARES:+
  Sold......................................................       2     $    15
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      --          --
                                                               -----     -------
  Net increase/(decrease)...................................       2     $    15
                                                               =====     =======
  Total net increase/(decrease).............................   6,563     $59,264
                                                               =====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

+ SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                                GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     830    $ 10,801       1,241    $ 18,532
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................    (554)     (7,639)     (2,670)    (38,838)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     276    $  3,162      (1,429)   $(20,306)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   5,983    $ 82,251       8,784    $124,273
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (3,213)    (43,107)     (5,006)    (71,687)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,770    $ 39,144       3,778    $ 52,586
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     558    $  7,322       1,606    $ 22,575
  Issued as reinvestment of dividends.......................      --          --          --*         --*
  Redeemed..................................................  (2,137)    (27,785)     (3,416)    (46,801)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,579)   $(20,463)     (1,810)   $(24,226)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   1,145    $ 14,692         666    $  9,283
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................    (286)     (3,709)       (659)     (9,193)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     859    $ 10,983           7    $     90
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   2,326    $ 32,826         546    $  8,144
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             STRATEGIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002             YEAR ENDED
                                                                   (UNAUDITED)              MARCH 31, 2002
                                                              ---------------------      --------------------
                                                              SHARES      DOLLARS        SHARES      DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   19,857    $  199,659       37,365    $ 460,120
  Issued in exchange for net assets of:
    Bank of America Equity Fund (Note 11)...................   47,950       429,632           --           --
    Bank of America Charitable Equity Fund (Note 11)........   17,441       156,270           --           --
  Issued in exchange for Primary A Shares Nations Blue Chip
    Fund (Note 11)..........................................    3,963        44,150           --           --
  Issued as reinvestment of dividends.......................        3            29            2           19
  Redeemed..................................................  (15,494)     (157,676)     (32,601)    (411,062)
                                                              -------    ----------      -------    ---------
  Net increase/(decrease)...................................   73,720    $  672,064        4,766    $  49,077
                                                              =======    ==========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,721    $   27,985        2,960    $  37,687
  Issued in exchange for Investor A Shares Nations Blue Chip
    Fund (Note 11)..........................................   41,355       459,035           --           --
  Issued as reinvestment of dividends.......................       15           166            1           12
  Redeemed..................................................   (7,793)      (76,265)      (1,744)     (21,580)
                                                              -------    ----------      -------    ---------
  Net increase/(decrease)...................................   36,298    $  410,921        1,217    $  16,119
                                                              =======    ==========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      152    $    1,573          257    $   3,119
  Issued in exchange for Investor B Shares Nations Blue Chip
    Fund (Note 11)..........................................    5,502        59,865           --           --
  Issued as reinvestment of dividends.......................        2            17           --*          --*
  Redeemed..................................................   (1,040)      (10,046)        (115)      (1,387)
                                                              -------    ----------      -------    ---------
  Net increase/(decrease)...................................    4,616    $   51,409          142    $   1,732
                                                              =======    ==========      =======    =========
INVESTOR C SHARES:
  Sold......................................................    1,285    $   14,217           73    $     900
  Issued in exchange for Investor C Shares Nations Blue Chip
    Fund (Note 11)..........................................      309         3,360           --           --
  Issued as reinvestment of dividends.......................       --            --           --*          --*
  Redeemed..................................................     (280)       (2,750)         (28)        (338)
                                                              -------    ----------      -------    ---------
  Net increase/(decrease)...................................    1,314    $   14,827           45    $     562
                                                              =======    ==========      =======    =========
  Total net increase/(decrease).............................  115,948    $1,149,221        6,170    $  67,490
                                                              =======    ==========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                             CAPITAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2002
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,018    $ 18,830        9,641    $  75,399
  Issued in exchange for net assets of Bank of America
    Equity Growth Fund (Note 11)............................   1,400       7,660           --           --
  Issued in exchange for Primary A Shares of Nations
    Aggressive Growth Fund (Note 11)........................   1,184       8,150           --           --
  Issued as reinvestment of dividends.......................      --          --          628        5,857
  Redeemed..................................................  (7,080)    (45,094)     (35,516)    (290,110)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (1,478)   $(10,454)     (25,247)   $(208,854)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   1,037    $  6,716        1,741    $  13,680
  Issued in exchange for Investor A Shares of Nations
    Aggressive Growth Fund (Note 11)........................   1,762      11,877           --           --
  Issued as reinvestment of dividends.......................      --          --           99          906
  Redeemed..................................................  (1,694)    (10,711)      (2,036)     (16,042)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   1,105    $  7,882         (196)   $  (1,456)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     208    $  1,256          369    $   2,634
  Issued in exchange for Investor B Shares of Nations
    Aggressive Growth Fund (Note 11)........................   1,483       9,111           --           --
  Issued as reinvestment of dividends.......................      --          --          174        1,460
  Redeemed..................................................  (1,238)     (6,995)      (1,229)      (8,913)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     453    $  3,372         (686)   $  (4,819)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      64    $    385          294    $   2,086
  Issued in exchange for Investor C Shares of Nations
    Aggressive Growth Fund (Note 11)........................      64         396           --           --
  Issued as reinvestment of dividends.......................      --          --           12          100
  Redeemed..................................................    (173)       (963)        (102)        (740)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (45)   $   (182)         204    $   1,446
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................      35    $    618      (25,925)   $(213,683)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            FOCUSED EQUITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2002
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,445    $ 64,467        5,380    $  81,909
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................  (2,366)    (34,490)      (6,627)    (100,672)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   2,079    $ 29,977       (1,247)   $ (18,763)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................  13,894    $197,817       10,257    $ 156,397
  Issued as reinvestment of dividends.......................      --          --           --*          --*
  Redeemed..................................................  (6,287)    (91,763)     (10,156)    (152,458)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   7,607    $106,054          101    $   3,939
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................   1,898    $ 27,188        3,687    $  55,115
  Issued as reinvestment of dividends.......................      --          --           --*          --*
  Redeemed..................................................  (5,330)    (74,461)      (8,766)    (127,689)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (3,432)   $(47,273)      (5,079)   $ (72,574)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................   2,056    $ 28,972        2,082    $  31,291
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................  (1,608)    (22,822)      (3,336)     (49,197)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     448    $  6,150       (1,254)   $ (17,906)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   6,702    $ 94,908       (7,479)   $(105,304)
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                              MIDCAP GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   11,593    $ 116,551       44,038    $ 629,113
  Issued in exchange for net assets of Bank of America
    Equity Midcap Fund (Note 11)............................   15,827      139,116           --           --
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................  (12,193)    (121,264)     (29,130)    (390,347)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   15,227    $ 134,403       14,908    $ 238,766
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    5,352    $  54,056        5,425    $  69,948
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................   (4,018)     (40,121)      (4,071)     (52,029)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,334    $  13,935        1,354    $  17,919
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      430    $   4,245        1,419    $  17,481
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................     (651)      (5,669)        (915)     (10,940)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (221)   $  (1,424)         504    $   6,541
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       75    $     709          177    $   2,163
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................      (68)        (585)        (167)      (2,005)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................        7    $     124           10    $     158
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   16,347    $ 147,038       16,776    $ 263,384
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             21ST CENTURY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2002
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     101     $   708          246    $  1,719
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (198)     (1,380)        (588)     (3,831)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................     (97)    $  (672)        (342)   $ (2,112)
                                                              ======     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................      91     $   615          126    $    877
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (357)     (2,412)        (859)     (5,730)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (266)    $(1,797)        (733)   $ (4,853)
                                                              ======     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................      91     $   614          391    $  2,683
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (935)     (6,138)      (1,473)     (9,834)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................    (844)    $(5,524)      (1,082)   $ (7,151)
                                                              ======     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................      47     $   297           41    $    282
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (140)       (947)        (319)     (2,159)
                                                              ------     -------       ------    --------
  Net increase/(decrease)...................................     (93)    $  (650)        (278)   $ (1,877)
                                                              ======     =======       ======    ========
  Total net increase/(decrease).............................  (1,300)    $(8,643)      (2,435)   $(15,993)
                                                              ======     =======       ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2002            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2002
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   46,267    $ 577,984       65,130    $ 926,484
  Issued in exchange for net assets of Bank of America
    SmallCap Equity Fund (Note 11)..........................    2,522       27,839           --           --
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................  (46,550)    (585,021)     (61,974)    (883,993)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    2,239    $  20,802        3,156    $  42,491
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    4,439    $  52,175        5,848    $  82,756
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................   (3,044)     (37,738)      (6,051)     (85,378)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    1,395    $  14,437         (203)   $  (2,622)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      374    $   4,778          533    $   7,276
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................     (204)      (2,370)        (204)      (2,714)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      170    $   2,408          329    $   4,562
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      119    $   1,520          200    $   2,775
  Issued as reinvestment of dividends.......................       --           --           --           --
  Redeemed..................................................      (51)        (593)        (144)      (2,003)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       68    $     927           56    $     772
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    3,872    $  38,574        3,338    $  45,203
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          FINANCIAL SERVICES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2002
                                                              -------------------      -----------------
                                                              SHARES      DOLLARS      SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     5         $  44       1,015     $10,274
  Issued as reinvestment of dividends.......................    --            --           1           6
  Redeemed..................................................    --            --        (501)     (5,131)
                                                               ---         -----       -----     -------
  Net increase/(decrease)...................................     5         $  44         515     $ 5,149
                                                               ===         =====       =====     =======
INVESTOR A SHARES:
  Sold......................................................     9         $  82          30     $   288
  Issued as reinvestment of dividends.......................    --            --          --*         --*
  Redeemed..................................................   (15)         (157)         --*         (1)
                                                               ---         -----       -----     -------
  Net increase/(decrease)                                       (6)        $ (75)         30     $   287
                                                               ===         =====       =====     =======
INVESTOR B SHARES:
  Sold......................................................     3         $  32          27     $   268
  Issued as reinvestment of dividends.......................    --            --          --          --
  Redeemed..................................................    (3)          (26)         (1)        (11)
                                                               ---         -----       -----     -------
  Net increase/(decrease)...................................    --*        $   6          26     $   257
                                                               ===         =====       =====     =======
INVESTOR C SHARES:+
  Sold......................................................    --*        $  --*          4     $    41
  Issued as reinvestment of dividends.......................    --            --          --          --
  Redeemed..................................................    --            --          --          --
                                                               ---         -----       -----     -------
  Net increase/(decrease)...................................    --*        $  --*          4     $    41
                                                               ===         =====       =====     =======
  Total net increase/(decrease).............................    (1)        $ (25)        575     $ 5,734
                                                               ===         =====       =====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

+ Financial Services Investor C Shares commenced operations on December 13,
  2001.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $16.03         $0.26           $(2.67)          $(2.41)         $(0.23)
Year ended 3/31/2002#.....................    16.05          0.59               --             0.59           (0.56)
Year ended 3/31/2001......................    22.18          0.51            (2.00)           (1.49)          (0.60)
Period ended 3/31/2000**#.................    18.15          0.42             5.52             5.94           (0.50)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $16.02         $0.23           $(2.65)          $(2.42)         $(0.22)
Year ended 3/31/2002#.....................    16.04          0.59            (0.04)            0.55           (0.52)
Year ended 3/31/2001......................    22.17          0.51            (2.05)           (1.54)          (0.55)
Period ended 3/31/2000#...................    18.31          0.46             5.26             5.72           (0.45)
Period ended 5/14/1999....................    17.34          0.12             0.96             1.08           (0.11)
Year ended 2/28/1998......................    17.35          0.58             2.89             3.47           (0.59)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...   $15.88         $0.18           $(2.63)          $(2.45)         $(0.17)
Year ended 3/31/2002#.....................    15.92          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................    22.06          0.35            (2.00)           (1.65)          (0.45)
Period ended 3/31/2000#...................    18.27          0.44             5.12             5.56           (0.36)
Period ended 5/14/1999....................    17.30          0.09             0.96             1.05           (0.27)
Period ended 2/28/1999**..................    17.67          0.22            (0.17)            0.05           (0.24)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $16.04         $0.18           $(2.67)          $(2.49)         $(0.16)
Year ended 3/31/2002#.....................    16.08          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................    22.23          0.35            (2.02)           (1.67)          (0.44)
Period ended 3/31/2000#...................    18.35          0.38             5.22             5.60           (0.31)
Period ended 5/14/1999....................    17.37          0.10             0.97             1.07           (0.09)
Year ended 2/28/1999......................    17.24          0.40             0.31             0.71           (0.40)
Year ended 2/28/1998......................    17.30          0.48             2.89             3.37           (0.48)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000**#.................      (1.41)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Year ended 2/28/1998......................      (2.95)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Period ended 2/28/1999**..................      (0.18)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.18)
Year ended 2/28/1998......................      (2.95)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21,1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **Convertible Securities Primary A, and Investor B Shares commenced operations on May 21, 1999 and July 15, 1998, respectively.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                     RATIO OF      RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------

   $(0.23)       $13.39      (15.10)%   $395,876       0.98%+(a)       3.53%+         19%            0.98%+(a)
    (0.61)        16.03        3.78      236,202       1.00(a)(b)       3.61           50            1.00(a)
    (4.64)        16.05       (7.59)      75,627       0.99(a)(b)       3.08           73            1.00(a)
    (1.91)        22.18       35.21       13,688       0.97+(b)        2.21+           65            0.98+

   $(0.22)       $13.38      (15.22)%   $278,894       1.23%+(a)       3.28%+         19%            1.23%+(a)
    (0.57)        16.02        3.53      321,858       1.25(a)(b)       3.36           50            1.25(a)
    (4.59)        16.04       (7.88)     315,857       1.24(a)(b)       2.86           73            1.25(a)
    (1.86)        22.17       33.68      369,488       1.22+(b)        1.96+           65            1.23+
    (0.11)        18.31        6.25      352,000       1.30+           3.07+           16            1.32+
    (3.54)        17.28       21.54      391,000       1.10(a)         3.35            69            1.12(a)

   $(0.17)       $13.26      (15.52)%   $111,609       1.98%+(a)       2.53%+         19%            1.98%+(a)
    (0.46)        15.88        2.78       90,408       2.00(a)(b)       2.61           50            2.00(a)
    (4.49)        15.92       (8.49)      49,763       1.99(a)(b)       2.08           73            2.00(a)
    (1.77)        22.06       32.76       11,175       1.97+(b)        1.21+           65            1.98+
    (0.08)        18.27        6.10        4,000       2.06+           2.34+           16            2.08+
    (0.42)        17.30        0.44        3,000       1.96+(a)        2.14+           66            1.97(a)+

   $(0.16)       $13.39      (15.56)%   $ 24,620       1.98%+(a)       2.53%+         19%            1.98%+(a)
    (0.46)        16.04        2.78       20,370       2.00(a)(b)       2.61           50            2.00(a)
    (4.48)        16.08       (8.50)       9,827       1.99(a)(b)       2.08           73            2.00(a)
    (1.72)        22.23       32.81        3,033       1.97+(b)        1.21+           65            1.98+
    (0.09)        18.35        6.17        4,000       1.80+           2.56+           16            2.07+
    (0.58)        17.37        4.29        4,000       1.65(a)         2.45            66            1.91(a)
    (3.43)        17.24       20.97        3,000       1.60            2.85            69            1.86

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $19.93         $0.17           $(3.33)          $(3.16)         $(0.18)
Year ended 3/31/2002#.....................    20.32          0.44            (0.39)            0.05           (0.41)
Year ended 3/31/2001#.....................    24.35          0.57            (2.84)           (2.27)          (0.55)
Period ended 3/31/2000***#................    23.06          0.49             1.93             2.42           (0.41)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $19.92         $0.15           $(3.32)          $(3.17)         $(0.16)
Year ended 3/31/2002#.....................    20.32          0.39            (0.40)           (0.01)          (0.36)
Year ended 3/31/2001#.....................    24.35          0.50            (2.82)           (2.32)          (0.50)
Period ended 3/31/2000#...................    23.40          0.43             1.59             2.02           (0.35)
Period ended 5/14/1999....................    22.50          0.10             0.91             1.01           (0.11)
Year ended 2/28/1999......................    21.41          0.55             2.48             3.03           (0.45)
Year ended 2/28/1998......................    19.40          0.52             3.72             4.24           (0.47)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...   $19.81         $0.08           $(3.30)          $(3.22)         $(0.09)
Year ended 3/31/2002#.....................    20.22          0.23            (0.39)           (0.16)          (0.22)
Year ended 3/31/2001#.....................    24.24          0.33            (2.81)           (2.48)          (0.33)
Period ended 3/31/2000#...................    23.32          0.47             1.39             1.86           (0.22)
Period ended 5/14/1999....................    22.45          0.06             0.89             0.95           (0.08)
Period ended 2/28/1999***.................    23.17          0.22             0.75             0.97           (0.20)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $19.84         $0.08           $(3.30)          $(3.22)         $(0.09)
Year ended 3/31/2002#.....................    20.22          0.24            (0.38)           (0.14)          (0.21)
Year ended 3/31/2001#.....................    24.27          0.33            (2.82)           (2.49)          (0.33)
Period ended 3/31/2000#...................    23.33          0.42             1.43             1.85           (0.19)
Period ended 5/14/1999....................    22.45          0.05             0.92             0.97           (0.09)
Year ended 2/28/1999......................    21.36          0.44             2.49             2.93           (0.35)
Year ended 2/28/1998......................    19.40          0.41             3.66             4.07           (0.36)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000***#................      (0.72)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (1.49)
Year ended 2/28/1998......................      (1.76)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Period ended 2/28/1999***.................      (1.49)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (1.49)
Year ended 2/28/1998......................      (1.75)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21,1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 ***Asset Allocation Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and November 11, 1996, respectively.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                     RATIO OF      RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------

   $(0.18)       $16.59      (15.84)%   $ 34,589       1.05%+(a)       1.91%+         143%           1.05%+(a)
    (0.44)        19.93        0.26       40,287       1.03(a)         2.10            226           1.03(a)
    (1.76)        20.32       (9.83)      12,847       0.98(a)(b)       2.45            88           1.00(a)
    (1.13)        24.35       10.88       15,532       0.95+(a)(b)      1.85+           84           1.02+(a)

   $(0.16)       $16.59      (15.96)%   $164,041       1.30%+(a)       1.66%+         143%           1.30%+(a)
    (0.39)        19.92       (0.05)     223,579       1.28(a)         1.85            226           1.28(a)
    (1.71)        20.32      (10.05)     231,520       1.23(a)(b)       2.20            88           1.25(a)
    (1.07)        24.35        8.99       83,412       1.20+(a)(b)      1.60+           84           1.27+(a)
    (0.11)        23.40        4.50       72,000       1.18+          2.01+             20           1.20+
    (1.94)        22.50       14.72       72,000       0.94            2.64            114           0.94
    (2.23)        21.41       23.07       49,000       1.03            2.67             67           1.09

   $(0.09)       $16.50      (16.29)%   $ 87,146       2.05%+(a)       0.91%+         143%           2.05%+(a)
    (0.25)        19.81       (0.77)     124,983       2.03(a)         1.10            226           2.03(a)
    (1.54)        20.22      (10.73)     104,745       1.98(a)(b)       1.45            88           2.00(a)
    (0.94)        24.24        8.31      121,644       1.95+(a)(b)      0.85+           84           2.02+(a)
    (0.08)        23.32        4.26       10,000       1.95+           1.26+            20           1.97+
    (1.69)        22.45        4.59        6,000       1.74+           1.92+           114           1.74

   $(0.09)       $16.53      (16.27)%   $  2,011       2.05%+(a)       0.91%+         143%           2.05%+(a)
    (0.24)        19.84       (0.78)       3,220       2.03(a)         1.10            226           2.03(a)
    (1.54)        20.24      (10.74)       2,532       1.98(a)(b)       1.45            88           2.00(a)
    (0.91)        24.27        8.24        2,305       1.95+(a)(b)      0.85+           84           2.02+(a)
    (0.09)        23.33        4.31        2,000       1.67+           1.52+            20           1.96+
    (1.84)        22.45       14.23        2,000       1.44            2.14            114           1.69
    (2.11)        21.36       22.10        2,000       1.52            2.17             67           1.58

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CLASSIC VALUE
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...   $12.07        $ 0.06           $(4.30)          $(4.24)         $   --
Period ended 3/31/2002#...................    10.00          0.11             2.10             2.21           (0.04)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $12.06        $ 0.05           $(4.29)          $(4.24)         $   --
Period ended 3/31/2002#...................    10.00          0.10             2.09             2.19           (0.03)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...   $12.00        $ 0.01           $(4.26)          $(4.25)         $   --
Period ended 3/31/2002#...................    10.00         (0.00)##          2.10             2.10           (0.00)##
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $12.00        $ 0.01           $(4.26)          $(4.25)         $   --
Period ended 3/31/2002#...................    10.00          0.01             2.09             2.10           (0.00)##


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CLASSIC VALUE
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.31)
Period ended 3/31/2002#...................      (0.10)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.31)
Period ended 3/31/2002#...................      (0.10)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.31)
Period ended 3/31/2002#...................      (0.10)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.31)
Period ended 3/31/2002#...................      (0.10)

---------------

 * Classic Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 16, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                     RATIO OF      RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------

   $(0.31)       $ 7.52      (36.05)%   $242,080       0.98%+(a)       1.14%+         19%            0.98%+(a)
    (0.14)        12.07       22.21      274,661       1.04+(a)        1.06+           42            1.04+(a)

   $(0.31)       $ 7.51      (36.17)%   $ 14,874       1.23%+(a)       0.89%+         19%            1.23%+(a)
    (0.13)        12.06       22.00       17,128       1.29+(a)        0.81+           42            1.29+(a)

   $(0.31)       $ 7.44      (36.35)%   $ 28,676       1.98%+(a)       0.14%+         19%            1.98%+(a)
    (0.10)        12.00       21.08       36,511       2.04+(a)        0.06+           42            2.04+(a)

   $(0.31)       $ 7.44      (36.35)%   $ 32,862       1.98%+(a)       0.14%+         19%            1.98%+(a)
    (0.10)        12.00       21.08       40,916       2.04+(a)        0.06+           42            2.04+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
LARGECAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...   $10.69         $0.05           $(3.14)          $(3.09)         $(0.04)
Period ended 3/31/2002#...................    10.00          0.08             0.63             0.71           (0.02)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $10.69         $0.04           $(3.15)          $(3.11)         $(0.03)
Period ended 3/31/2002#...................    10.00          0.07             0.63             0.70           (0.01)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...   $10.67         $0.01           $(3.14)          $(3.13)         $(0.01)
Period ended 3/31/2002#...................    10.00          0.00##           0.67             0.67           (0.00)##
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $10.67         $0.01           $(3.14)          $(3.13)         $(0.01)
Period ended 3/31/2002#...................    10.00          0.00##           0.67             0.67           (0.00)##


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LARGECAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Period ended 3/31/2002#...................         --
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Period ended 3/31/2002#...................         --
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Period ended 3/31/2002#...................         --
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Period ended 3/31/2002#...................         --

---------------

 * LargeCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                     RATIO OF      RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------

   $(0.05)       $ 7.55      (28.90)%   $23,717        1.07%+(a)       1.13%+         41%            1.48%+(a)
    (0.02)        10.69        7.08      17,822        1.07+(a)        0.88+           24            6.31+(a)

   $(0.04)       $ 7.54      (29.08)%   $   720        1.32%+(a)       0.88%+         41%            1.73%+(a)
    (0.01)        10.69        7.03         315        1.32+(a)        0.63+           24            6.56+(a)

   $(0.02)       $ 7.52      (29.31)%   $   938        2.07%+(a)       0.13%+         41%            2.48%+(a)
    (0.00)##      10.67        6.74         290        2.07+(a)       (0.12)+          24            7.31+(a)

   $(0.02)       $ 7.52      (29.31)%   $    65        2.07%+(a)       0.13%+         41%            2.48%+(a)
    (0.00)##      10.67        6.74          21        2.07+(a)       (0.12)+          24            7.31+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $11.96         $0.06           $(3.42)          $(3.36)         $(0.06)
Year ended 3/31/2002#.....................    12.39          0.12             0.58             0.70           (0.10)
Year ended 3/31/2001......................    16.24          0.17            (0.42)           (0.25)          (0.18)
Year ended 3/31/2000#.....................    18.16          0.11            (0.06)            0.05           (0.11)
Year ended 3/31/1999#.....................    19.92          0.13             0.64             0.77           (0.14)
Year ended 3/31/1998#.....................    17.87          0.20             5.98             6.18           (0.19)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $11.94         $0.05           $(3.41)          $(3.36)         $(0.05)
Year ended 3/31/2002#.....................    12.38          0.09             0.58             0.67           (0.08)
Year ended 3/31/2001......................    16.24          0.14            (0.43)           (0.29)          (0.15)
Year ended 3/31/2000#.....................    18.16          0.07            (0.07)            0.00           (0.06)
Year ended 3/31/1999#.....................    19.92          0.09             0.63             0.72           (0.09)
Year ended 3/31/1998#.....................    17.87          0.15             5.98             6.13           (0.14)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $11.66         $0.01           $(3.33)          $(3.32)         $(0.02)
Year ended 3/31/2002#.....................    12.13          0.00##           0.59             0.59           (0.03)
Year ended 3/31/2001......................    16.00          0.04            (0.43)           (0.39)          (0.06)
Year ended 3/31/2000#.....................    18.00         (0.06)           (0.08)           (0.14)          (0.00)##
Year ended 3/31/1999#.....................    19.81         (0.05)            0.63             0.58              --
Year ended 3/31/1998#.....................    17.81          0.02             5.96             5.98           (0.04)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $11.65         $0.01           $(3.33)          $(3.32)         $(0.02)
Year ended 3/31/2002#.....................    12.13          0.00##           0.58             0.58           (0.03)
Year ended 3/31/2001......................    15.99          0.04            (0.42)           (0.38)          (0.06)
Year ended 3/31/2000#.....................    17.98         (0.06)           (0.07)           (0.13)          (0.00)##
Year ended 3/31/1999#.....................    19.75         (0.02)            0.65             0.63           (0.01)
Year ended 3/31/1998#.....................    17.75          0.04             5.95             5.99           (0.05)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
Year ended 3/31/1998#.....................      (3.94)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
Year ended 3/31/1998#.....................      (3.94)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
Year ended 3/31/1998#.....................      (3.94)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
Year ended 3/31/1998#.....................      (3.94)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                     RATIO OF      RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------

   $(0.24)       $ 8.36      (28.53)%  $  392,659      0.99%+(a)       1.21%+           44%          0.99%+(a)
    (1.13)        11.96        5.64       513,206      0.95(a)(b)       1.02           135           0.95(a)
    (3.60)        12.39       (1.97)      844,432      0.94(a)(b)       1.28           181           0.94(a)
    (1.97)        16.24       (0.16)    1,290,572      0.93(a)(b)       0.65            95           0.93(a)
    (2.53)        18.16        4.15     1,939,704      0.94(a)(b)       0.76            38           0.94(a)
    (4.13)        19.92       38.53     2,248,460      0.95(a)         1.04             79           0.95(a)

   $(0.23)       $ 8.35      (28.58)%  $   38,597      1.24%+(a)       0.96%+           44%          1.24%+(a)
    (1.11)        11.94        5.33        58,144      1.20(a)(b)       0.77           135           1.20(a)
    (3.57)        12.38       (2.29)       65,975      1.19(a)(b)       1.03           181           1.19(a)
    (1.92)        16.24       (0.47)       94,256      1.18(a)(b)       0.40            95           1.18(a)
    (2.48)        18.16        3.96       136,691      1.19(a)(b)       0.51            38           1.19(a)
    (4.08)        19.92       38.22       149,167      1.20(a)         0.79             79           1.20(a)

   $(0.20)       $ 8.14      (28.87)%  $   49,513      1.99%+(a)       0.21%+           44%          1.99%+(a)
    (1.06)        11.66        4.66        80,162      1.95(a)(b)       0.02           135           1.95(a)
    (3.48)        12.13       (3.05)       93,064      1.94(a)(b)       0.28           181           1.94(a)
    (1.86)        16.00       (1.24)      124,000      1.93(a)(b)     (0.35)            95           1.93(a)
    (2.39)        18.00        3.11       154,025      1.94(a)(b)     (0.24)            38           1.94(a)
    (3.98)        19.81       37.29       149,635      1.87(a)         0.12             79           1.87(a)

   $(0.20)       $ 8.13      (28.89)%  $    4,589      1.99%+(a)       0.21%+           44%          1.99%+(a)
    (1.06)        11.65        4.58         7,496      1.95(a)(b)       0.02           135           1.95(a)
    (3.48)        12.13       (2.98)        8,479      1.94(a)(b)       0.28           181           1.94(a)
    (1.86)        15.99       (1.18)       10,042      1.93(a)(b)     (0.32)            95           1.93(a)
    (2.40)        17.98        3.39        12,106      1.70(a)(b)       0.00            38           1.94(a)
    (3.99)        19.75       37.55        13,969      1.78(a)         0.21             79           1.78(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MIDCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...   $11.32        $ 0.04           $(2.67)          $(2.63)         $(0.01)
Period ended 3/31/2002#...................    10.00          0.06             1.30             1.36           (0.04)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $11.30        $ 0.03           $(2.66)          $(2.63)         $   --##
Period ended 3/31/2002#...................    10.00          0.04             1.30             1.34           (0.04)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...   $11.29        $(0.01)          $(2.65)          $(2.66)         $   --
Period ended 3/31/2002#...................    10.00         (0.04)            1.35             1.31           (0.02)
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $11.31        $(0.01)          $(2.65)          $(2.66)         $   --
Period ended 3/31/2002#...................    10.00         (0.05)            1.36             1.31           (0.00)##


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MIDCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Period ended 3/31/2002#...................         --
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Period ended 3/31/2002#...................         --
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Period ended 3/31/2002#...................         --
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...     $(0.02)
Period ended 3/31/2002#...................         --

---------------

 * MidCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

                                                                                                WITHOUT WAIVERS
                                                                                                AND/OR EXPENSE
                                                                                                REIMBURSEMENTS
                                                                                                ---------------
                                                     RATIO OF      RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------

   $(0.03)       $ 8.66      (23.28)%   $204,396       1.21%+(a)     0.80%+           39%            1.21%+(a)
    (0.04)        11.32       13.63       98,888       1.25+(a)       0.64+            19            2.03+(a)

   $(0.02)       $ 8.65      (23.30)%   $  1,862       1.46%+(a)     0.55%+           39%            1.46%+(a)
    (0.04)        11.30       13.37          573       1.50+(a)       0.39+            19            2.28+(a)

   $(0.02)       $ 8.61      (23.61)%   $  1,530       2.21%+(a)      (0.20)%+        39%            2.21%+(a)
    (0.02)        11.29       13.14          524       2.25+(a)       (0.36)+          19            3.03+(a)

   $(0.02)       $ 8.63      (23.57)%   $    303       2.21%+(a)      (0.20)%+        39%            2.21%+(a)
    (0.00)##      11.31       13.10           93       2.25+(a)       (0.36)+          19            3.03+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SMALLCAP VALUE
PRIMARY A SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00        $ 0.01           $(2.12)          $(2.11)          $ --
INVESTOR A SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00        $ 0.00##         $(2.12)          $(2.12)          $ --
INVESTOR B SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00        $(0.03)          $(2.11)          $(2.14)          $ --
INVESTOR C SHARES*
Period ended 9/30/2002# (unaudited).......   $10.00        $(0.03)          $(2.11)          $(2.14)          $ --

---------------

 * SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                     RATIO OF       RATIO OF NET                    RATIO OF
NET ASSET              NET ASSETS    OPERATING       INVESTMENT                     OPERATING
  VALUE                  END OF      EXPENSES     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD     TO AVERAGE        AVERAGE        TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)      NET ASSETS       NET ASSETS        RATE        NET ASSETS
------------------------------------------------------------------------------------------------

  $7.89      (21.10)%   $51,252        1.30%+(a)      0.21%+           38%            2.00%+(a)

  $7.88      (21.20)%   $   370        1.55%+(a)       (0.04)%+        38%            2.25%+(a)

  $7.86      (21.40)%   $   143        2.30%+(a)       (0.79)%+        38%            3.00%+(a)

  $7.86      (21.40)%   $    14        2.30%+(a)       (0.79)%+        38%            3.00%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
GROWTH
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $14.79        $(0.02)          $(2.64)          $(2.66)          $   --
Year ended 3/31/2002#.....................    14.91         (0.06)           (0.06)           (0.12)              --
Year ended 3/31/2001......................    21.61         (0.01)           (6.53)           (6.54)           (0.16)
Year ended 3/31/2000......................    14.91         (0.07)            6.81             6.74            (0.04)
Year ended 3/31/1999#.....................    12.03          0.00##           2.89             2.89            (0.01)
Period ended 3/31/1998*#..................    10.00          0.01             2.02             2.03               --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $14.72        $(0.03)          $(2.64)          $(2.67)          $   --
Year ended 3/31/2002#.....................    14.87         (0.09)           (0.06)           (0.15)              --
Year ended 3/31/2001......................    21.62         (0.05)           (6.54)           (6.59)           (0.16)
Year ended 3/31/2000......................    14.95         (0.11)            6.82             6.71            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.03)            2.97             2.94            (0.01)
Period ended 3/31/1998*#..................    10.00          0.00##           2.02             2.02               --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $14.29        $(0.08)          $(2.55)          $(2.63)          $   --
Year ended 3/31/2002#.....................    14.55         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................    21.31         (0.18)           (6.42)           (6.60)           (0.16)
Year ended 3/31/2000......................    14.85         (0.24)            6.74             6.50            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.12)            2.96             2.84            (0.01)
Period ended 3/31/1998* #.................    10.00         (0.02)            2.04             2.02               --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $14.31        $(0.08)          $(2.56)          $(2.64)          $   --
Year ended 3/31/2002#.....................    14.57         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................    21.34         (0.17)           (6.44)           (6.61)           (0.16)
Year ended 3/31/2000......................    14.86         (0.25)            6.77             6.52            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.12)            2.97             2.85            (0.01)
Period ended 3/31/1998*#..................    10.00         (0.02)            2.04             2.02               --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Growth Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                     RATIO OF         RATIO OF                      RATIO OF
NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  VALUE                  END OF      EXPENSES     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD     TO AVERAGE        AVERAGE        TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)      NET ASSETS       NET ASSETS        RATE        NET ASSETS
------------------------------------------------------------------------------------------------

 $12.13      (17.99)%   $ 51,514       1.16%+          (0.25)%+          --           1.16%+
  14.79       (0.80)      58,752       1.14            (0.39)            --           1.14
  14.91      (30.42)      80,526       1.10            (0.03)            --           1.10
  21.61       45.33      113,028       1.23(a)         (0.37)            55%###       1.23(a)
  14.91       24.05       52,229       1.25(a)          0.05            150           1.25(a)
  12.03       20.30        2,517       1.09+(a)        0.38+             22           1.97+(a)

 $12.05      (18.14)%   $211,849       1.41%+          (0.50)%+          --           1.41%+
  14.72       (1.01)     217,963       1.39            (0.64)            --           1.39
  14.87      (30.63)     164,031       1.35            (0.28)            --           1.35
  21.62       45.01      175,859       1.48(a)         (0.62)            55%###       1.48(a)
  14.95       24.38       43,392       1.50(a)         (0.20)           150           1.50(a)
  12.02       20.20        1,141       1.34+(a)        0.13+             22           2.22+(a)

 $11.66      (18.40)%   $152,498       2.16%+          (1.25)%+          --           2.16%+
  14.29       (1.79)     209,503       2.14            (1.39)            --           2.14
  14.55      (31.13)     239,621       2.10            (1.03)            --           2.10
  21.31       43.90      305,607       2.23(a)         (1.37)            55%###       2.23(a)
  14.85       23.55       99,257       2.25(a)         (0.95)           150           2.25(a)
  12.02       20.20        7,907       2.09+(a)        (0.62)+           22           2.97+(a)

 $11.67      (18.45)%   $ 36,036       2.16%+          (1.25)%+          --           2.16%+
  14.31       (1.78)      31,886       2.14            (1.39)            --           2.14
  14.57      (31.10)      32,365       2.10            (1.03)            --           2.10
  21.34       43.93       34,785       2.23(a)         (1.37)            55%###       2.23(a)
  14.86       23.63        3,233       2.25(a)         (0.95)           150           2.25(a)
  12.02       20.20          518       2.09+(a)        (0.62)+           22           2.97+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
STRATEGIC GROWTH
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $12.35        $ 0.03           $(3.61)          $(3.58)         $(0.01)
Year ended 3/31/2002#.....................    12.47          0.02            (0.12)           (0.10)          (0.02)
Year ended 3/31/2001......................    17.03         (0.01)           (4.51)           (4.52)          (0.01)
Year ended 3/31/2000#.....................    13.86         (0.02)            3.39             3.37              --
Period ended 3/31/1999*#..................    10.00          0.00##           3.87             3.87              --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $12.31        $ 0.01           $(3.60)          $(3.59)         $(0.00)##
Year ended 3/31/2002#.....................    12.44         (0.01)           (0.11)           (0.12)          (0.01)
Year ended 3/31/2001......................    16.98         (0.04)           (4.47)           (4.51)             --
Period ended 3/31/2000**#.................    13.88         (0.03)            3.19             3.16              --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $12.07        $(0.03)          $(3.52)          $(3.55)         $(0.00)##
Year ended 3/31/2002#.....................    12.29         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................    16.90         (0.14)           (4.44)           (4.58)             --
Period ended 3/31/2000**#.................    13.88         (0.10)            3.18             3.08              --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $12.08        $(0.03)          $(3.52)          $(3.55)         $   --
Year ended 3/31/2002#.....................    12.30         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................    16.92         (0.14)           (4.45)           (4.59)             --
Period ended 3/31/2000**#.................    13.88         (0.10)            3.20             3.10              --


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
STRATEGIC GROWTH
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Year ended 3/31/2000#.....................      (0.20)
Period ended 3/31/1999*#..................      (0.01)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)

---------------

 +  Annualized

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Strategic Growth Primary A Shares commenced operations on October 2, 1998.

 ** Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                     RATIO OF         RATIO OF                      RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       VALUE                  END OF     EXPENSES TO   INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     AVERAGE NET     AVERAGE NET      TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS           ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------

   $(0.01)       $ 8.76      (29.01)%  $1,517,463      0.95%+         0.51%+         15%###           0.95%+
    (0.02)        12.35       (0.83)    1,230,030      0.94(a)          0.20         71###            0.94(a)
    (0.04)        12.47      (26.62)    1,182,028      0.94(a)(b)      (0.09)           56            0.94(a)
    (0.20)        17.03       24.63       860,124      0.97            (0.10)           23            0.97
    (0.01)        13.86       38.65       266,823      1.07+(a)        (0.03)+          34            1.07+(a)

   $(0.00)##     $ 8.72      (29.14)%  $  335,330      1.20%+         0.26%+         15%###           1.20%+
    (0.01)        12.31       (0.97)       26,742      1.19(a)         (0.05)        71###            1.19(a)
    (0.03)        12.44      (26.62)       11,895      1.19(a)(b)      (0.34)           56            1.19(a)
    (0.06)        16.98       22.86         5,503     1.22+            (0.35)+          23           1.22+

   $(0.00)##     $ 8.52      (29.39)%  $   45,224      1.95%+          (0.49)%+      15%###           1.95%+
    (0.00)##      12.07       (1.78)        8,358      1.94(a)         (0.80)        71###            1.94(a)
    (0.03)        12.29      (27.16)        6,758      1.94(a)(b)      (1.09)           56            1.94(a)
    (0.06)        16.90       22.29         4,934     1.97+            (1.10)+          23           1.97+

   $   --        $ 8.53      (29.39)%  $   13,070      1.95%+          (0.49)%+      15%###           1.95%+
    (0.00)##      12.08       (1.78)        2,645      1.94(a)         (0.80)        71###            1.94(a)
    (0.03)        12.30      (27.14)        2,137      1.94(a)(b)      (1.09)           56            1.94(a)
    (0.06)        16.92       22.36         1,706     1.97+            (1.10)+          23           1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 7.81        $ 0.00##         $(2.34)          $(2.34)         $   --
Year ended 3/31/2002#.....................     8.30         (0.01)           (0.22)           (0.23)             --
Year ended 3/31/2001......................    14.59         (0.03)           (3.90)           (3.93)             --
Year ended 3/31/2000......................    12.05         (0.05)            3.47             3.42              --
Year ended 3/31/1999#.....................    13.30          0.00##           1.59             1.59              --
Year ended 3/31/1998#.....................    11.70          0.02             5.27             5.29           (0.01)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 7.65        $(0.01)          $(2.28)          $(2.29)         $   --
Year ended 3/31/2002#.....................     8.16         (0.03)           (0.22)           (0.25)             --
Year ended 3/31/2001......................    14.43         (0.07)           (3.84)           (3.91)             --
Year ended 3/31/2000......................    11.97         (0.08)            3.42             3.34              --
Year ended 3/31/1999#.....................    13.26         (0.03)            1.58             1.55              --
Year ended 3/31/1998#.....................    11.67         (0.01)            5.28             5.27              --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $ 6.97        $(0.03)          $(2.08)          $(2.11)         $   --
Year ended 3/31/2002#.....................     7.51         (0.08)           (0.20)           (0.28)             --
Year ended 3/31/2001......................    13.58         (0.14)           (3.57)           (3.71)             --
Year ended 3/31/2000......................    11.39         (0.17)            3.24             3.07              --
Year ended 3/31/1999#.....................    12.83         (0.11)            1.51             1.40              --
Year ended 3/31/1998#.....................    11.47         (0.10)            5.14             5.04              --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $ 7.05        $(0.03)          $(2.11)          $(2.14)         $   --
Year ended 3/31/2002#.....................     7.59         (0.08)           (0.20)           (0.28)             --
Year ended 3/31/2001......................    13.70         (0.13)           (3.62)           (3.75)             --
Year ended 3/31/2000......................    11.48         (0.16)            3.26             3.10              --
Year ended 3/31/1999#.....................    12.92         (0.11)            1.51             1.40              --
Year ended 3/31/1998#.....................    11.50         (0.08)            5.18             5.10              --


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.26)
Year ended 3/31/2001......................      (2.36)
Year ended 3/31/2000......................      (0.88)
Year ended 3/31/1999#.....................      (2.84)
Year ended 3/31/1998#.....................      (3.68)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.26)
Year ended 3/31/2001......................      (2.36)
Year ended 3/31/2000......................      (0.88)
Year ended 3/31/1999#.....................      (2.84)
Year ended 3/31/1998#.....................      (3.68)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.26)
Year ended 3/31/2001......................      (2.36)
Year ended 3/31/2000......................      (0.88)
Year ended 3/31/1999#.....................      (2.84)
Year ended 3/31/1998#.....................      (3.68)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.26)
Year ended 3/31/2001......................      (2.36)
Year ended 3/31/2000......................      (0.88)
Year ended 3/31/1999#.....................      (2.84)
Year ended 3/31/1998#.....................      (3.68)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                     RATIO OF         RATIO OF                      RATIO OF
    TOTAL       NET ASSET              NET ASSETS    OPERATING     NET INVESTMENT                   OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE        AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS       NET ASSETS        RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------

   $   --        $ 5.47      (29.96)%   $204,025       1.05%+(a)        0.04%+           85%          1.05%+(a)
    (0.26)         7.81       (3.31)     302,843       0.97(a)(b)      (0.12)            65           0.97(a)
    (2.36)         8.30      (30.69)     531,657       0.95(a)(b)      (0.28)            96           0.95(a)
    (0.88)        14.59       29.90      816,371       0.96(a)(b)      (0.38)            39           0.96(a)
    (2.84)        12.05       14.99      737,620       0.96(a)         (0.04)            39           0.96(a)
    (3.69)        13.30       53.89      872,150       0.95(a)(b)       0.13            113           0.95(a)

   $   --        $ 5.36      (29.93)%   $ 26,210       1.30%+(a)       (0.21)%+          85%          1.30%+(a)
    (0.26)         7.65       (3.62)      28,994       1.22(a)(b)      (0.37)            65           1.22(a)
    (2.36)         8.16      (30.91)      32,519       1.20(a)(b)      (0.53)            96           1.20(a)
    (0.88)        14.43       29.41       61,756       1.21(a)(b)      (0.63)            39           1.21(a)
    (2.84)        11.97       14.70       52,987       1.21(a)         (0.29)            39           1.21(a)
    (3.68)        13.26       53.83       43,380       1.20(a)(b)      (0.12)           113           1.20(a)

   $   --        $ 4.86      (30.27)%   $ 28,535       2.05%+(a)       (0.96)%+          85%          2.05%+(a)
    (0.26)         6.97       (4.35)      37,767       1.97(a)(b)      (1.12)            65           1.97(a)
    (2.36)         7.51      (31.37)      45,832       1.95(a)(b)      (1.28)            96           1.95(a)
    (0.88)        13.58       28.42       75,844       1.96(a)(b)      (1.38)            39           1.96(a)
    (2.84)        11.39       13.86       66,338       1.96(a)         (1.04)            39           1.96(a)
    (3.68)        12.83       52.52       59,496       1.95(a)(b)      (0.87)           113           1.95(a)

   $   --        $ 4.91      (30.35)%   $  2,940       2.05%+(a)       (0.96)%+          85%          2.05%+(a)
    (0.26)         7.05       (4.31)       4,538       1.97(a)(b)      (1.12)            65           1.97(a)
    (2.36)         7.59      (31.38)       3,338       1.95(a)(b)      (1.28)            96           1.95(a)
    (0.88)        13.70       28.46        4,883       1.96(a)(b)      (1.38)            39           1.96(a)
    (2.84)        11.48       13.76        3,862       1.96(a)         (1.04)            39           1.96(a)
    (3.68)        12.92       53.02        6,176       1.78(a)(b)      (0.70)           113           1.78(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
FOCUSED EQUITIES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $15.87        $(0.02)          $(2.71)          $(2.73)          $   --
Year ended 3/31/2002#.....................    15.37         (0.05)            0.55             0.50               --
Year ended 3/31/2001......................    22.59         (0.01)           (7.13)           (7.14)           (0.08)
Year ended 3/31/2000#.....................    16.69         (0.01)            6.14             6.13            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.01)            4.58             4.57            (0.01)
Period ended 3/31/1998*#..................    10.00         (0.01)            2.14             2.13               --
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $15.77        $(0.04)          $(2.69)          $(2.73)          $   --
Year ended 3/31/2002#.....................    15.31         (0.09)            0.55             0.46               --
Year ended 3/31/2001......................    22.56         (0.06)           (7.11)           (7.17)           (0.08)
Year ended 3/31/2000#.....................    16.73         (0.03)            6.09             6.06            (0.23)
Year ended 3/31/1999#.....................    12.14         (0.04)            4.64             4.60            (0.01)
Period ended 3/31/1998*#..................    10.00         (0.01)            2.15             2.14               --
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $15.33        $(0.09)          $(2.61)          $(2.70)          $   --
Year ended 3/31/2002#.....................    15.00         (0.20)            0.53             0.33               --
Year ended 3/31/2001......................    22.26         (0.20)           (6.98)           (7.18)           (0.08)
Year ended 3/31/2000#.....................    16.62         (0.09)            5.96             5.87            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.12)            4.62             4.50            (0.01)
Period ended 3/31/1998*#..................    10.00         (0.04)            2.17             2.13               --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $15.38        $(0.09)          $(2.62)          $(2.71)          $   --
Year ended 3/31/2002#.....................    15.05         (0.20)            0.53             0.33               --
Year ended 3/31/2001......................    22.33         (0.20)           (7.00)           (7.20)           (0.08)
Year ended 3/31/2000#.....................    16.67         (0.08)            5.97             5.89            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.14)            4.69             4.55            (0.01)
Period ended 3/31/1998*#..................    10.00         (0.04)            2.17             2.13               --

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Focused Equities Primary A, Investor A, Investor B and Investor C Shares commenced operations on December 31, 1997.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

                                                                                WITHOUT WAIVERS
                                                                                AND/OR EXPENSE
                                                                                REIMBURSEMENTS
                                                                                ---------------
                                     RATIO OF      RATIO OF NET                    RATIO OF
NET ASSET              NET ASSETS   OPERATING       INVESTMENT                     OPERATING
  VALUE                  END OF      EXPENSES    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD     TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)      NET ASSETS      NET ASSETS        RATE        NET ASSETS
-----------------------------------------------------------------------------------------------

 $13.14      (17.20)%  $  314,239      1.12%+         (0.29)%+          --           1.12%+
  15.87        3.25       346,435      1.11           (0.33)            --           1.11
  15.37      (31.67)      354,798      1.09           (0.05)            --           1.09
  22.59       37.13       326,745      1.16(a)        (0.35)            53%###       1.16(a)
  16.69       37.73       105,458      1.06(a)         0.05            177           1.06(a)
  12.13       21.30         8,808      1.52+(a)       (0.30)+           25           1.52+(a)

 $13.04      (17.31)%  $  519,106      1.37%+         (0.54)%+          --           1.37%+
  15.77        3.00       507,590      1.36           (0.58)            --           1.36
  15.31      (31.80)      491,437      1.34           (0.30)            --           1.34
  22.56       36.62       690,166      1.41(a)        (0.60)            53%###       1.41(a)
  16.73       37.94       238,137      1.31(a)        (0.20)           177           1.31(a)
  12.14       21.40         6,056      1.77+(a)       (0.55)+           25           1.77+(a)

 $12.63      (17.61)%  $  516,780      2.12%+         (1.29)%+          --           2.12%+
  15.33        2.20       679,688      2.11           (1.33)            --           2.11
  15.00      (32.32)      741,285      2.09           (1.05)            --           2.09
  22.26       35.71     1,003,840      2.16(a)        (1.35)            53%###       2.16(a)
  16.62       37.15       306,365      2.06(a)        (0.95)           177           2.06(a)
  12.13       21.30        20,446      2.52+(a)       (1.30)+           25           2.52+(a)

 $12.67      (17.62)%  $  161,309      2.12%+         (1.29)%+          --           2.12%+
  15.38        2.19       188,842      2.11           (1.33)            --           2.11
  15.05      (32.31)      203,642      2.09           (1.05)            --           2.09
  22.33       35.72       247,509      2.16(a)        (1.35)            53%###       2.16(a)
  16.67       37.56        13,682      2.06(a)        (0.95)           177           2.06(a)
  12.13       21.30           469      2.52+(a)       (1.30)+           25           2.52+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $13.21        $(0.03)          $(4.93)          $(4.96)          $   --
Year ended 3/31/2002#.....................    14.63         (0.05)           (1.37)           (1.42)              --
Year ended 3/31/2001......................    22.41         (0.03)           (4.02)           (4.05)           (3.73)
Year ended 3/31/2000#.....................    13.31         (0.07)            9.81             9.74            (0.64)
Year ended 3/31/1999#.....................    16.56         (0.04)           (0.94)           (0.98)           (2.27)
Year ended 3/31/1998#.....................    12.86         (0.06)            5.55             5.49            (1.79)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $12.73        $(0.04)          $(4.75)          $(4.79)          $   --
Year ended 3/31/2002#.....................    14.14         (0.09)           (1.32)           (1.41)              --
Year ended 3/31/2001......................    21.87         (0.09)           (3.91)           (4.00)           (3.73)
Year ended 3/31/2000#.....................    13.04         (0.12)            9.59             9.47            (0.64)
Year ended 3/31/1999#.....................    16.30         (0.07)           (0.92)           (0.99)           (2.27)
Year ended 3/31/1998#.....................    12.69         (0.10)            5.50             5.40            (1.79)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $11.51        $(0.07)          $(4.29)          $(4.36)          $   --
Year ended 3/31/2002#.....................    12.87         (0.17)           (1.19)           (1.36)              --
Year ended 3/31/2001......................    20.38         (0.19)           (3.59)           (3.78)           (3.73)
Year ended 3/31/2000#.....................    12.28         (0.22)            8.96             8.74            (0.64)
Year ended 3/31/1999#.....................    15.58         (0.15)           (0.88)           (1.03)           (2.27)
Year ended 3/31/1998#.....................    12.29         (0.20)            5.28             5.08            (1.79)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $11.57        $(0.07)          $(4.31)          $(4.38)          $   --
Year ended 3/31/2002#.....................    12.95         (0.17)           (1.21)           (1.38)              --
Year ended 3/31/2001......................    20.47         (0.17)           (3.62)           (3.79)           (3.73)
Year ended 3/31/2000#.....................    12.33         (0.22)            9.00             8.78            (0.64)
Year ended 3/31/1999#.....................    15.63         (0.15)           (0.88)           (1.03)           (2.27)
Year ended 3/31/1998#.....................    12.31         (0.18)            5.29             5.11            (1.79)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS

                                                                                             WITHOUT WAIVERS
                                                  RATIO OF                                   AND/OR EXPENSE
                                                 OPERATING                                   REIMBURSEMENTS
                                                  EXPENSES                                   ---------------
                                     RATIO OF    INCLUDING      RATIO OF NET                    RATIO OF
NET ASSET              NET ASSETS   OPERATING     INTEREST       INVESTMENT                     OPERATING
  VALUE                  END OF      EXPENSES     EXPENSE     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD     TO AVERAGE   TO AVERAGE       AVERAGE        TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)      NET ASSETS   NET ASSETS      NET ASSETS        RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------

 $ 8.25      (37.55)%   $467,365       0.99%+(a)    0.99%+(a)      (0.52)%+        35%            0.99%+(a)
  13.21       (9.71)     547,514       0.97(a)(b)      --          (0.39)           39            0.97(a)
  14.63      (20.67)     388,152       0.98(a)        --           (0.27)           39            0.98(a)
  22.41       75.34      281,951       1.00(a)(b)      --          (0.45)           46            1.00(a)
  13.31       (7.21)     177,861       0.98(a)(b)      --          (0.29)           43            0.98(a)
  16.56       45.09      318,584       0.98(a)      0.99%          (0.42)           76            0.98(a)

 $ 7.94      (37.63)%   $ 30,646       1.24%+(a)    1.24%+(a)      (0.77)%+        35%            1.24%+(a)
  12.73       (9.97)      32,138       1.22(a)(b)      --          (0.64)           39            1.22(a)
  14.14      (20.98)      16,536       1.23(a)        --           (0.52)           39            1.23(a)
  21.87       74.82       22,741       1.25(a)(b)      --          (0.70)           46            1.25(a)
  13.04       (7.41)      18,042       1.23(a)(b)      --          (0.54)           43            1.23(a)
  16.30       44.86       21,591       1.23(a)      1.23(a)        (0.67)           76            1.23(a)

 $ 7.15      (37.88)%   $ 26,600       1.99%+(a)    1.99%+(a)      (1.52)%+        35%            1.99%+(a)
  11.51      (10.57)      45,368       1.97(a)(b)      --          (1.39)           39            1.97(a)
  12.87      (21.51)      44,261       1.98(a)        --           (1.27)           39            1.98(a)
  20.38       73.47       49,606       2.00(a)(b)      --          (1.45)           46            2.00(a)
  12.28       (8.10)      33,245       1.98(a)(b)      --          (1.29)           43            1.98(a)
  15.58       43.64       45,451       1.98(a)      1.99%          (1.42)           76            1.98(a)

 $ 7.19      (37.86)%   $  1,930       1.99%+(a)    1.99%+(a)      (1.52)%+        35%            1.99%+(a)
  11.57      (10.66)       3,024       1.97(a)(b)      --          (1.39)           39            1.97(a)
  12.95      (21.46)       3,248       1.98(a)        --           (1.27)           39            1.98(a)
  20.47       73.50        2,628       2.00(a)(b)      --          (1.45)           46            2.00(a)
  12.33       (8.08)       1,383       1.98(a)(b)      --          (1.29)           43            1.98(a)
  15.63       43.80        2,266       1.81(a)      1.82%          (1.25)           76            1.81(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    NET ASSET
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      VALUE
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE    END OF
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS    PERIOD
                                            ------------------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 7.10        $(0.02)          $(0.87)          $(0.89)         $6.21
Year ended 3/31/2002#.....................     6.99         (0.05)            0.16             0.11           7.10
Period ended 3/31/2001*...................    10.00         (0.03)           (2.98)           (3.01)          6.99
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $ 7.06        $(0.03)          $(0.86)          $(0.89)         $6.17
Year ended 3/31/2002#.....................     6.97         (0.07)            0.16             0.09           7.06
Period ended 3/31/2001*...................    10.00         (0.06)           (2.97)           (3.03)          6.97
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $ 6.96        $(0.06)          $(0.85)          $(0.91)         $6.05
Year ended 3/31/2002#.....................     6.92         (0.12)            0.16             0.04           6.96
Period ended 3/31/2001*...................    10.00         (0.11)           (2.97)           (3.08)          6.92
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $ 6.96        $(0.06)          $(0.85)          $(0.91)         $6.05
Year ended 3/31/2002#.....................     6.92         (0.12)            0.16             0.04           6.96
Period ended 3/31/2001*...................    10.00         (0.11)           (2.97)           (3.08)          6.92

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

                                                                           WITHOUT WAIVERS
                                                                           AND/OR EXPENSE
                                                                           REIMBURSEMENTS
                                                                           ---------------
                         RATIO OF             RATIO OF NET                    RATIO OF
           NET ASSETS   OPERATING              INVESTMENT                     OPERATING
             END OF      EXPENSES           INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD     TO AVERAGE              AVERAGE        TURNOVER        AVERAGE
RETURN++     (000)      NET ASSETS             NET ASSETS        RATE        NET ASSETS
------------------------------------------------------------------------------------------

 (12.54)%   $ 2,331        1.45%+(a)(b)          (0.68)%+         150%          1.45%+(a)(b)
   1.57       3,356        1.37(a)               (0.72)           419           1.37(a)
 (30.10)      5,686        1.35+                 (0.41)+          426           1.35+

 (12.61)%   $11,231        1.70%+(a)(b)          (0.93)%+         150%          1.70%+(a)(b)
   1.29      14,741        1.62(a)               (0.97)           419           1.62(a)
 (30.30)     19,644        1.60+                 (0.66)+          426           1.60+

 (12.93)%   $32,456        2.45%+(a)(b)          (1.68)%+         150%          2.45%+(a)(b)
   0.58      43,187        2.37(a)               (1.72)           419           2.37(a)
 (30.80)     50,404        2.35+                 (1.41)+          426           2.35+

 (12.93)%   $ 3,488        2.45%+(a)(b)          (1.68)%+         150%          2.45%+(a)(b)
   0.58       4,660        2.37(a)               (1.72)           419           2.37(a)
 (30.80)      6,557        2.35+                 (1.41)+          426           2.35+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SMALL COMPANY
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...   $15.07        $(0.04)          $(4.63)          $(4.67)         $   --
Year ended 3/31/2002#.....................    13.69         (0.07)            1.45             1.38              --
Year ended 3/31/2001......................    22.66         (0.10)           (6.67)           (6.77)             --
Year ended 3/31/2000#.....................    11.50         (0.10)           11.29            11.19              --
Year ended 3/31/1999#.....................    15.79         (0.05)           (3.11)           (3.16)             --
Period ended 3/31/1998....................    12.07          0.01             4.43             4.44           (0.01)
Period ended 5/16/1997....................    10.65          0.04             1.47             1.51           (0.04)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...   $14.84        $(0.05)          $(4.56)          $(4.61)         $   --
Year ended 3/31/2002#.....................    13.52         (0.10)            1.42             1.32              --
Year ended 3/31/2001......................    22.44         (0.14)           (6.58)           (6.72)             --
Year ended 3/31/2000#.....................    11.43         (0.15)           11.19            11.04              --
Year ended 3/31/1999#.....................    15.74         (0.07)           (3.11)           (3.18)             --
Period ended 3/31/1998....................    12.05         (0.02)            4.42             4.40              --
Period ended 5/16/1997....................    10.64          0.03             1.46             1.49           (0.03)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...   $14.25        $(0.10)          $(4.37)          $(4.47)         $   --
Year ended 3/31/2002#.....................    13.08         (0.20)            1.37             1.17              --
Year ended 3/31/2001......................    21.94         (0.23)           (6.43)           (6.66)             --
Year ended 3/31/2000#.....................    11.23         (0.25)           10.99            10.74              --
Year ended 3/31/1999#.....................    15.59         (0.11)           (3.12)           (3.23)             --
Period ended 3/31/1998....................    12.03         (0.08)            4.35             4.27              --
Period ended 5/16/1997....................    10.65         (0.03)            1.46             1.43              --
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $14.45        $(0.10)          $(4.43)          $(4.53)         $   --
Year ended 3/31/2002#.....................    13.26         (0.20)            1.39             1.19              --
Year ended 3/31/2001......................    22.21         (0.25)           (6.50)           (6.75)             --
Year ended 3/31/2000#.....................    11.38         (0.23)           11.09            10.86              --
Year ended 3/31/1999#.....................    15.74         (0.12)           (3.11)           (3.23)             --
Period ended 3/31/1998**..................    15.18         (0.08)            1.35             1.27              --


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SMALL COMPANY
PRIMARY A SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.20)
Year ended 3/31/2000#.....................      (0.03)
Year ended 3/31/1999#.....................      (1.13)
Period ended 3/31/1998....................      (0.71)
Period ended 5/16/1997....................      (0.05)
INVESTOR A SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.20)
Year ended 3/31/2000#.....................      (0.03)
Year ended 3/31/1999#.....................      (1.13)
Period ended 3/31/1998....................      (0.71)
Period ended 5/16/1997....................      (0.05)
INVESTOR B SHARES*
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.20)
Year ended 3/31/2000#.....................      (0.03)
Year ended 3/31/1999#.....................      (1.13)
Period ended 3/31/1998....................      (0.71)
Period ended 5/16/1997....................      (0.05)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.20)
Year ended 3/31/2000#.....................      (0.03)
Year ended 3/31/1999#.....................      (1.13)
Period ended 3/31/1998**..................      (0.71)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund Pilot, Class A and Class B Shares, which were reorganized into the Small Company Primary A, Investor A and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company became Banc of America Capital Management, LLC.

 **Small Company Investor C Shares commenced operations on September 22, 1997.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                     RATIO OF             RATIO OF NET                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS   OPERATING              INVESTMENT                     OPERATING
  DIVIDENDS       VALUE                  END OF      EXPENSES           INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD     TO AVERAGE              AVERAGE        TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS             NET ASSETS        RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------

   $   --        $10.40      (30.99)%   $418,623       1.15%+(a)(b)          (0.60)%+         21%           1.24%+(a)(b)
       --         15.07       10.08      572,820       1.15(a)(b)            (0.48)           35            1.21(a)
    (2.20)        13.69      (31.86)     477,246       1.15(a)(b)            (0.52)           48            1.20(a)
    (0.03)        22.66       97.46      647,825       1.13(a)(b)            (0.65)           63            1.22(a)
    (1.13)        11.50      (21.05)     327,981       0.95(a)               (0.42)           87            1.22(a)
    (0.72)        15.79       37.27      235,427       0.95+(a)              0.05+            59            1.26+(a)
    (0.09)        12.07       14.21      109,450       0.98+                 0.54+            48            1.41+

   $   --        $10.23      (31.06)%   $123,015       1.40%+(a)(b)          (0.85)%+         21%           1.49%+(a)(b)
       --         14.84        9.76      157,759       1.40(a)(b)            (0.73)           35            1.46(a)
    (2.20)        13.52      (31.96)     146,457       1.40(a)(b)            (0.77)           48            1.45(a)
    (0.03)        22.44       96.91      245,425       1.38(a)(b)            (0.90)           63            1.47(a)
    (1.13)        11.43      (21.32)      16,143       1.20(a)               (0.67)           87            1.47(a)
    (0.71)        15.74       37.02        6,772       1.20+(a)              (0.20)+          59            1.51+(a)
    (0.08)        12.05       13.98        3,697       1.23+                 0.30+            48            1.66+

   $   --        $ 9.78      (31.37)%   $ 13,675       2.15%+(a)(b)          (1.60)%+         21%           2.24%+(a)(b)
       --         14.25        8.94       17,484       2.15(a)(b)            (1.48)           35            2.21(a)
    (2.20)        13.08      (32.45)      11,744       2.15(a)(b)            (1.52)           48            2.20(a)
    (0.03)        21.94       95.79       13,839       2.13(a)(b)            (1.65)           63            2.22(a)
    (1.13)        11.23      (21.86)       5,127       1.95(a)               (1.42)           87            2.22(a)
    (0.71)        15.59       36.06        3,384       1.87+(a)              (0.87)+          59            2.18+(a)
    (0.05)        12.03       13.43        2,635       1.97+                 (0.45)+          48            2.41+

   $   --        $ 9.92      (31.35)%   $  3,337       2.15%+(a)(b)          (1.60)%+         21%           2.24%+(a)(b)
       --         14.45        8.97        3,871       2.15(a)(b)            (1.48)           35            2.21(a)
    (2.20)        13.26      (32.46)       2,813       2.15(a)(b)            (1.52)           48            2.20(a)
    (0.03)        22.21       95.76        3,588       2.13(a)(b)            (1.65)           63            2.22(a)
    (1.13)        11.38      (21.66)       1,951       1.70(a)               (1.17)           87            2.22(a)
    (0.71)        15.74        8.75        3,122       1.95+(a)              (0.95)+          59            2.26+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
FINANCIAL SERVICES
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.36        $ 0.01           $(2.35)          $(2.34)         $   --
Year ended 3/31/2002#.....................    10.00          0.01             0.36             0.37           (0.01)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.34        $ 0.00##         $(2.35)          $(2.35)         $   --
Year ended 3/31/2002#.....................    10.00         (0.03)            0.37             0.34           (0.00)##
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.27        $(0.03)          $(2.33)          $(2.36)         $   --
Year ended 3/31/2002#.....................    10.00         (0.11)            0.38             0.27              --
INVESTOR C SHARES*
Six months ended 9/30/2002# (unaudited)...   $10.30        $(0.03)          $(2.34)          $(2.37)         $   --
Period ended 3/31/2002#...................    10.00         (0.04)            0.34             0.30              --

---------------

 + Annualized.

 * Financial Services Investor C Shares commenced operations on December 13,
   2001.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income (loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                     RATIO OF       RATIO OF NET                    RATIO OF
NET ASSET              NET ASSETS    OPERATING       INVESTMENT                     OPERATING
  VALUE                  END OF      EXPENSES     INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD     TO AVERAGE        AVERAGE        TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)      NET ASSETS       NET ASSETS        RATE        NET ASSETS
------------------------------------------------------------------------------------------------

 $ 8.02      (22.59)%    $4,168        1.30%+(a)        0.26%+         37%            3.84%+(a)
  10.36        3.71       5,333        1.31(a)          0.10            89            3.78(a)

 $ 7.99      (22.73)%    $  184        1.55%+(a)        0.01%+         37%            4.09%+(a)
  10.34        3.41         307        1.56(a)         (0.15)           89            4.03(a)

 $ 7.91      (22.98)%    $  209        2.30%+(a)       (0.74)%+        37%            4.84%+(a)
  10.27        2.70         268        2.31(a)         (1.10)           89            4.78(a)

 $ 7.93      (23.01)%    $   35        2.30%+(a)       (0.74)%+        37%            4.84%+(a)
  10.30        5.86%         45        2.31+(a)        (1.10)+          89            4.78+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate portfolios. These financial statements pertain only to certain domestic stock portfolios of Funds
Trust: Convertible Securities Fund, Asset Allocation Fund, Classic Value Fund, LargeCap Value Fund, Value Fund, MidCap Value Fund, SmallCap Value Fund, Growth Fund (formerly Growth & Income Fund), Strategic Growth Fund, Capital Growth Fund, Focused Equities Fund, MidCap Growth Fund, 21st Century Fund, Small Company Fund and Financial Services Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth Fund, Strategic Growth Fund and Focused Equities Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth Master Portfolio, Strategic Growth Master Portfolio and Focused Equities Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (98.0% for Growth Master Portfolio, 98.8% for Strategic Growth Master Portfolio and 98.6% for Focused Equities Master Portfolio at September 30, 2002). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Advisors, LLC ("BA Advisors"), whose financial statements are not presented here, also invest in the Master Portfolios.

SmallCap Value Fund and 21st Century Fund operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in SmallCap Value Master Portfolio and 21st Century Master Portfolio, respectively. The Master Portfolios each have the same investment objective as their corresponding Feeder Fund. Because the value of each Fund's investment in its corresponding Master Portfolio as of and for the six months ended September 30, 2002 represented substantially all of the beneficial interests in SmallCap Value Master Portfolio and 21st Century Master Portfolio, the financial statements for SmallCap Value Fund and 21st Century Fund reflect the consolidation of SmallCap Value Master Portfolio and 21st Century Master Portfolio. Separate financial statements for SmallCap Value Master Portfolio and 21st Century Master Portfolio have not been prepared and references in this report to SmallCap Value Fund and 21st Century Fund should be read to include references to the corresponding Master Portfolios.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Funds' investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into. Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with its investment objective and policies. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of ) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Effective August 1, 2002, distributions from net investment income, if any, are declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, LargeCap Value, Value and MidCap Value Funds. Classic Value, SmallCap Value, Growth, Strategic Growth, Capital Growth, Focused Equities, MidCap Growth, 21st Century, Small Company and Financial Services Funds declare and pay distributions annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Prior to August 1, 2002, distributions from net investment income, if any, were declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, LargeCap Value, MidCap Value, Growth, Focused Equities, MidCap Growth and 21st Century Funds; Classic Value and Financial Services Funds declared and paid distributions annually; all other Funds declared and paid distributions monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of Funds Trust and Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Funds and the Master Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund and Master Portfolios:

                                                ANNUAL
                                                 RATE
                                                ------
Convertible Securities, Asset Allocation,
  Classic Value, LargeCap Value, Value,
  Capital Growth, MidCap Growth...............  0.65%
MidCap Value, 21st Century, Financial
  Services....................................  0.75%
SmallCap Value, Small Company.................  0.90%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Each of Funds Trust has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the following maximum annual rate of each Fund's and Master Portfolio's average daily net assets:

                                                ANNUAL
                                                 RATE
                                                ------
Convertible Securities, Asset Allocation,
  LargeCap Value, Value, MidCap Value, Capital
  Growth, MidCap Growth, Small Company,
  Financial Services..........................  0.25%
SmallCap Value................................  0.35%

Master Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BA Advisors and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.45% of the Fund's average daily net assets.

Funds Trust has, on behalf of the Classic Value Fund, entered into a sub-advisory agreement with BA Advisors and Brandes Investment Partners, LLC ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.40% of the first $500 million of the Fund's average daily net assets and 0.35% over $500 million of the Fund's average daily net assets.

The Feeder Funds indirectly pay for sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of Funds Trust. Under the co-administration agreement, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Strategic Growth Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets and Growth and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, Stephens and BA Advisors earned 0.06% and 0.08%, respectively, of the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




Funds' average daily net assets for their co-administration services.

BA Advisors and/or the sub-advisers and/or Stephens may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2002 and until July 31, 2003, BA Advisors and/or the sub-advisers and/or Stephens have agreed to reimburse expenses and/or waive their fees to the extent that total expenses (excluding shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                              ANNUAL
FUND                                           RATE
----------------------------------------------------
Classic Value...............................  1.13%
LargeCap Value..............................  1.07%
MidCap Value................................  1.25%
SmallCap Value..............................  1.30%
Small Company...............................  1.15%
Financial Services..........................  1.30%

BA Advisors is entitled to recover from Classic Value Fund, LargeCap Value Fund, MidCap Value Fund, SmallCap Value Fund, Small Company Fund and Financial Services Fund any fees waived or expenses reimbursed during the three year period following such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

At September 30, 2002, the amounts potentially recoverable by BA Advisors pursuant to this arrangement are as follows:

                                   POTENTIAL        POTENTIAL
                                     AMOUNT           AMOUNT
                                   TO RECOVER       TO RECOVER
                                 WITHIN 3 YEARS   WITHIN 3 YEARS
                                 AS OF 9/30/02    AS OF 3/31/02
                                 -------------------------------
Classic Value..................     $     --         $     --
LargeCap Value.................       48,703          137,580
MidCap Value...................           --               --
SmallCap Value.................       87,183               --
Small Company..................      234,299               --
Financial Services.............       67,324          128,235

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2002, expenses of the Funds were reduced by $4,492 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. ("PFPC") serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the six months ended September 30, 2002, Bank of America earned approximately $28,872 for providing such services.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 2002, the Funds were informed that the distributor received the following:

                       FRONT END                  CONTINGENT
                         SALES                     DEFERRED
                         CHARGE                  SALES CHARGE
                         (000)                      (000)
FUND                   INVESTOR A   INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------
Convertible
  Securities.........     $487         $ 1          $  150        $   5
Asset Allocation.....       28           2             114           --*
Classic Value........      153           2              60           12
LargeCap Value.......       13          --              --*          --
Value................       34          --*             41            1
MidCap Value.........       24          --               3           --*
SmallCap Value.......        8          --              --*          --
Growth...............       91          --*            322            1
Strategic Growth.....       49          --*            107           --*
Capital Growth.......       21          --              25            2
Focused Equities.....      407           2           1,013            5
MidCap Growth........       14          --              34            1
21st Century.........        8           1              77           --*
Small Company........       96          --*             24            3
Financial Services...       --          --              --*          --

---------------

 *Amount represents less than $500.

For the six months ended September 30, 2002, 21st Century Master Portfolio paid commissions of $724 to certain affiliates of BA Advisors in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. Funds Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Funds Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds."

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the six months ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                         CURRENT   PLAN
                                          RATE     LIMIT
                                         ---------------
Investor A Combined Distribution and
  Shareholder Servicing Plan...........   0.25%    0.25%
Investor B and Investor C Shareholder
  Servicing Plans......................   0.25%    0.25%
Investor B and Investor C Distribution
  Plans................................   0.75%    0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    --------------------
Convertible Securities............  $276,027    $142,164
Asset Allocation..................   130,261     161,644
Classic Value.....................   196,537      71,255
LargeCap Value....................    22,866       9,367
Value.............................   246,351     247,104
MidCap Value......................   202,655      59,543
SmallCap Value....................    66,481      10,049
Strategic Growth*.................   243,011     176,277
Capital Growth....................   255,647     293,519
MidCap Growth.....................   189,849     196,293
21st Century......................    86,988      83,130
Small Company.....................   132,888     128,919
Financial Services................     1,844       1,867

---------------

 *Prior to conversion to a master-feeder structure.

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2002 were as follows:

                                    PURCHASES    SALES
                                      (000)      (000)
                                    --------------------
Asset Allocation..................  $344,685    $345,179
21st Century......................     1,872       3,783
Financial Services................        32          --

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




5.  FUTURES CONTRACTS

At September 30, 2002, the Asset Allocation Fund had the following futures contracts open:

                                                                           VALUE OF                         UNREALIZED
                                                                           CONTRACT      MARKET VALUE     APPRECIATION/
                                                              NUMBER OF   WHEN OPENED    OF CONTRACTS     (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS      (000)           (000)            (000)
------------------------------------------------------------------------------------------------------------------------
90 Day Euro Futures (long position) expiring March
  2003(a)...................................................      22       $  5,396        $  5,417           $  21
90 Day Euro Futures (long position) expiring June 2004(a)...      65         15,702          15,765              63
90 Day Euro Futures (long position) expiring December
  2002(a)...................................................      43         10,560          10,590              30
Abbey National plc Universal Stock Share Futures (long
  position) expiring December 2002(a).......................      11          1,215           1,257              42
Antenna Hungaria Share Futures (long position) expiring
  December 2002(a)..........................................      15          3,191           3,224              33
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2002(a)..........................................      48          5,425           5,564             139
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2002(a)..........................................      81          9,040           9,254             214
90 Day Euro Futures (short position) expiring June
  2003(a)...................................................     (87)       (21,284)        (21,388)           (104)
90 Day Euro Futures (short position) expiring September
  2003(a)...................................................     (43)       (10,480)        (10,537)            (57)
                                                                                                              -----
Total net unrealized appreciation...........................                                                  $ 381
                                                                                                              =====

---------------

(a)Securities have been segregated as collateral for open futures contracts.

6.  SWAP CONTRACTS

At September 30, 2002, Asset Allocation Fund had the following swap contract outstanding:

                                                                          FIXED RATE/     FLOATING RATE/
                                                                          TOTAL RETURN     TOTAL RETURN      UNREALIZED
                                                              NOTIONAL      PAYMENTS         PAYMENTS      APPRECIATION/
                                                               AMOUNT       MADE BY        RECEIVED BY     (DEPRECIATION)
DESCRIPTION                                                    (000)        THE FUND         THE FUND          (000)
-------------------------------------------------------------------------------------------------------------------------
                                                                                          CMBS Aaa Index
                                                                         CMBS Aaa Index       Spread
Contract with Morgan Stanley, effective July 31, 2002,                    Floating II       Floating I
  expiring October 31, 2002(a)..............................   $4,350     Total Return     Total Return         $(8)
                                                                                                                ===

---------------

(a)Fair valued

7.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

8.  LINES OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

For the six months ended September 30, 2002, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                AMOUNT      AVERAGE
                                                              OUTSTANDING   INTEREST
FUND                                                             (000)        RATE
------------------------------------------------------------------------------------
21st Century................................................      $14         2.24%
Small Company...............................................      128         2.25

The average amount outstanding was calculated based on daily balances during the period.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


9.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Funds had securities on loan:

                                                               MARKET VALUE OF    MARKET VALUE
                                                              LOANED SECURITIES   OF COLLATERAL
FUND                                                                (000)             (000)
-----------------------------------------------------------------------------------------------
Convertible Securities......................................       $66,822          $ 69,129
Asset Allocation............................................         4,350             4,452
Classic Value...............................................        36,417            42,740
Value.......................................................        26,404            29,753
SmallCap Value..............................................           898             1,043
Capital Growth..............................................           106               511
MidCap Growth...............................................        57,973            62,132
21st Century................................................         2,662             3,637
Small Company...............................................        95,648           102,937
Financial Services..........................................           125               132

10.  INCOME TAXES

Information on the tax components of capital as of September 30, 2002 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                     NET TAX       ON DERIVATIVES
                                                        COST OF                                     UNREALIZED      AND FOREIGN
                                                      INVESTMENTS    GROSS TAX      GROSS TAX     APPRECIATION/     CURRENCY AND
                                                        FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION)     NET OTHER
                                                       PURPOSES     APPRECIATION   DEPRECIATION   ON INVESTMENTS       ASSETS
FUND                                                     (000)         (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities..............................   $946,514       $32,203       $(101,362)      $ (69,159)          $ --
Asset Allocation....................................    357,064        10,812         (31,334)        (20,522)           373
Classic Value.......................................    524,746         1,533        (163,729)       (162,196)            --
LargeCap Value......................................     31,178            67          (5,841)         (5,774)            --
Value...............................................    590,764        14,201         (94,663)        (80,462)            --
MidCap Value........................................    235,290         1,642         (30,951)        (29,309)            --
SmallCap Value......................................     57,676         1,259          (6,147)         (4,888)            --
Growth..............................................        N/A*          N/A*            N/A*             --             --
Strategic Growth....................................        N/A*          N/A*            N/A*             --             --
Capital Growth......................................    263,448        20,661         (15,034)          5,627             --
Focused Equities....................................        N/A*          N/A*            N/A*             --             --
MidCap Growth.......................................    730,225        57,501        (204,691)       (147,190)            --
21st Century........................................     51,270         4,443          (2,578)          1,865             --
Small Company.......................................    734,873        55,618        (141,488)        (85,870)            --
Financial Services..................................      5,318            95            (648)           (553)            --

---------------

 *See corresponding Master Portfolio for tax basis information.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




At March 31, 2002, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN   EXPIRING IN
                                                                 2009          2010
FUND                                                             (000)         (000)
---------------------------------------------------------------------------------------
Convertible Securities......................................         --      $ 25,748
Asset Allocation............................................         --        16,104
Growth......................................................   $ 32,075        81,928
Strategic Growth............................................     42,323       111,955
Capital Growth..............................................         --        39,619
Focused Equities............................................    112,608       375,725
MidCap Growth...............................................         --        24,893
21st Century................................................     12,771        24,223
Small Company...............................................         --        38,429
Financial Services..........................................         --           100

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2002, the following Funds elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES   CURRENCY LOSSES
                                                                 DEFERRED         DEFERRED
FUND                                                              (000)             (000)
----------------------------------------------------------------------------------------------
Convertible Securities......................................     $11,486               --
Growth......................................................      18,671            $   8
Strategic Growth............................................      28,628               --
Focused Equities............................................      31,565               --
MidCap Growth...............................................      22,066               --
21st Century................................................         724               --
Small Company...............................................       2,473               --
Financial Services..........................................         102               --

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2003.

11.  REORGANIZATIONS

FUND REORGANIZATION

On June 8, 2001, the Asset Allocation Fund (the "Acquiring Fund"), acquired the assets and assumed the liabilities of the Balanced Assets Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                       TOTAL NET ASSETS    ACQUIRED FUND
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
     (000)               (000)               (000)             (000)
------------------------------------------------------------------------
    $90,962            $366,605            $457,567           $5,772

CHANGE IN REGISTERED INVESTMENT COMPANY

On June 8, 2001, the Asset Allocation, Growth (formerly Growth & Income) and Focused Equities Funds, newly established shell portfolios of Funds Trust (the "Successor Funds"), acquired the assets and liabilities of their predecessor funds, which were series of Nations Reserves, another registered investment company within the Nations Funds family, pursuant to a plan of reorganization approved by each predecessor fund's shareholders. The predecessor funds had the same name, investment objective and principal investment strategies as the Successor Funds. The acquisition was accomplished by a tax-free exchange of shares of the Successor Funds in an amount equal to the value of the outstanding shares of the predecessor funds. The financial statements of the Successor Funds reflect the historical financial results of the predecessor funds prior to the reorganizations.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


BANK PLAN REDEMPTION-IN-KIND

On January 11, 2002, certain Separate Accounts, as listed in the left column below redeemed shares and acquired net assets from Primary A Shares of certain Nations Funds, listed in the second column below. The number and value of shares redeemed by each Nations Fund are included in the Schedules of capital stock activity. Shares redeemed, acquired net assets and realized gain/loss as of the conversion date were as follows:

                                                                        TOTAL NET
                                                           SHARES         ASSETS
                                                         REDEEMED/      REDEEMED/
                                                        TRANSFERRED    TRANSFERRED    REALIZED
                                                        TO BANK PLAN   TO BANK PLAN   GAIN/LOSS
BANK PLAN SEPARATE ACCOUNTS           NATIONS FUND         (000)          (000)         (000)
-----------------------------------------------------------------------------------------------
Value Separate Account              Value                  28,656        $324,384      $30,497
Capital Growth Separate Account     Capital Growth         14,871         120,603       28,890
Aggressive Growth Separate Account  Aggressive Growth       8,752          84,193          366
MidCap Growth Separate Account      MidCap Growth           8,805         123,180        4,129
Small Company Separate Account      Small Company          10,145         152,688       24,704

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Domestic Stock Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan or reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                        TOTAL NET ASSETS         ACQUIRED FUND
                                                 TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                                 OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION         (DEPRECIATION)
      ACQUIRING FUND           ACQUIRED FUND          (000)               (000)               (000)                  (000)
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities       Equity Income           $105,548          $  679,809          $  785,357               $ 1,440
Strategic Growth             Blue Chip                566,410           1,174,477           1,740,887                37,555
Capital Growth               Aggressive Growth         29,534             320,757             350,291                  (583)

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

                        REORGANIZED INTO A NEWLY
FUND                     CREATED SUCCESSOR FUND
------------------------------------------------
Convertible Securities  Convertible Securities
Strategic Growth        Strategic Growth
Capital Growth          Capital Growth
MidCap Growth           MidCap Growth

On May 17, 2002, each Fund listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

               REORGANIZED INTO A NEWLY
FUND            CREATED SUCCESSOR FUND
---------------------------------------
Value          Value
Small Company  Small Company

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




CONVERSION OF COMMON TRUST FUNDS

On July 19, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                                          TOTAL NET ASSETS
                                              TOTAL NET ASSETS      TOTAL NET ASSETS      OF ACQUIRING FUND
                                              OF ACQUIRED FUND      OF ACQUIRING FUND     AFTER CONVERSION
    ACQUIRING FUND        ACQUIRED FUND             (000)                 (000)                 (000)
------------------------------------------------------------------------------------------------------------
Convertible Securities  Bank of America           $ 11,664             $  714,493            $  726,157
                        Equity Income Fund
Convertible Securities  Bank of America             79,598                714,493               794,091
                        Equity &
                        Convertible Fund
Value                   Bank of America              4,521                504,398               508,919
                        Equity Value Fund
Strategic Growth        Bank of America            429,632              1,400,063             1,829,695
                        Equity Fund
Strategic Growth        Bank of America            156,270              1,400,063             1,556,333
                        Charitable Equity
                        Fund
Capital Growth          Bank of America              7,660                263,648               271,308
                        Equity Growth Fund
MidCap Growth           Bank of America            139,116                419,239               558,355
                        Equity MidCap Fund
Small Company           Bank of America             27,839                533,701               561,540
                        SmallCap Equity
                        Fund

                             ACQUIRED FUND
                        UNREALIZED APPRECIATION/
                             (DEPRECIATION)
    ACQUIRING FUND               (000)
----------------------  ------------------------
Convertible Securities          $   (705)
Convertible Securities            (6,595)
Value                               (905)
Strategic Growth                 (52,377)
Strategic Growth                  (6,141)
Capital Growth                      (645)
MidCap Growth                        (15)
Small Company                     (8,949)

12.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Fund approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Funds. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Funds) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Funds. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio and Nations Marsico Focused Equities Master Portfolio Semi-annual Report
                                              SEPTEMBER 30, 2002 (UNAUDITED)

The following pages should be read in conjunction with Nations Marsico Growth, Nations Strategic Growth and Nations Marsico Focused Equities Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
            COMMON STOCKS -- 92.2%
            AEROSPACE AND DEFENSE -- 8.7%
 132,863    General Dynamics Corporation................................   $ 10,806
 107,782    L-3 Communications Holdings, Inc.!!.........................      5,680
 364,218    Lockheed Martin Corporation.................................     23,553
                                                                           --------
                                                                             40,039
                                                                           --------
            AIRLINES -- 1.4%
 188,480    Ryanair Holdings plc, ADR!!(a)..............................      6,388
                                                                           --------
            AUTOMOTIVE -- 3.1%
 449,076    Bayerische Motoren Werke (BMW) AG!!.........................     14,403
                                                                           --------
            BEVERAGES -- 3.7%
  89,058    Anheuser-Busch Companies, Inc...............................      4,506
 115,934    Heineken NV!!...............................................      4,550
 218,128    PepsiCo, Inc. ..............................................      8,060
                                                                           --------
                                                                             17,116
                                                                           --------
            BROADCASTING AND CABLE -- 4.6%
 209,694    Clear Channel Communications, Inc.!!........................      7,287
 341,306    Viacom Inc., Class B!!......................................     13,840
                                                                           --------
                                                                             21,127
                                                                           --------
            CHEMICALS -- 0.2%
  66,256    Monsanto Company............................................      1,013
                                                                           --------
            COMMERCIAL BANKING -- 1.4%
 137,454    Wells Fargo & Company.......................................      6,620
                                                                           --------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.3%
 262,438    Dell Computer Corporation!!.................................      6,170
                                                                           --------
            CONSTRUCTION -- 0.2%
  24,462    Jacobs Engineering Group Inc.!!.............................        755
                                                                           --------
            CONSUMER CREDIT AND MORTGAGES -- 1.9%
 147,548    Fannie Mae..................................................      8,785
                                                                           --------
            DEPARTMENT AND DISCOUNT STORES -- 5.7%
 121,584    Kohl's Corporation!!........................................      7,394
 381,318    Wal-Mart Stores, Inc. ......................................     18,776
                                                                           --------
                                                                             26,170
                                                                           --------
            FINANCE -- MISCELLANEOUS -- 5.9%
 292,744    SLM Corporation.............................................     27,266
                                                                           --------
            FOOD PRODUCTS -- 2.4%
 301,174    Kraft Foods, Inc. ..........................................     10,981
                                                                           --------

                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
            HEALTH SERVICES -- 16.5%
  29,722    Oxford Health Plans, Inc.!!.................................   $  1,157
 270,704    Quest Diagnostics Inc.!!....................................     16,656
 562,905    Tenet Healthcare Corporation!!..............................     27,864
 339,156    UnitedHealth Group Inc.!!...................................     29,581
                                                                           --------
                                                                             75,258
                                                                           --------
            HEAVY MACHINERY -- 0.4%
  40,576    Deere & Company.............................................      1,844
                                                                           --------
            HOUSEHOLD PRODUCTS -- 3.6%
  32,820    Colgate-Palmolive Company...................................      1,771
 166,546    Procter & Gamble Company....................................     14,886
                                                                           --------
                                                                             16,657
                                                                           --------
            HOUSING AND FURNISHING -- 3.4%
 199,620    D.R. Horton, Inc............................................      3,717
 127,504    Lennar Corporation..........................................      7,112
 131,864    M.D.C. Holdings, Inc........................................      4,655
                                                                           --------
                                                                             15,484
                                                                           --------
            INVESTMENT SERVICES -- 3.0%
 279,838    Lehman Brothers Holdings Inc. ..............................     13,726
                                                                           --------
            LODGING AND RECREATION -- 3.3%
 173,262    Four Seasons Hotels Inc.(a).................................      5,551
  48,654    Harley-Davidson, Inc. ......................................      2,260
 191,534    MGM Mirage Inc.!!(a)........................................      7,145
                                                                           --------
                                                                             14,956
                                                                           --------
            MEDICAL DEVICES AND SUPPLIES -- 3.6%
 138,750    Johnson & Johnson...........................................      7,504
 237,498    Zimmer Holdings, Inc.!!.....................................      9,105
                                                                           --------
                                                                             16,609
                                                                           --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.3%
 477,118    Nokia Corporation!!.........................................      6,322
 320,056    QUALCOMM Inc.!!.............................................      8,840
                                                                           --------
                                                                             15,162
                                                                           --------
            PHARMACEUTICALS -- 2.7%
 256,484    Amgen Inc.!!................................................     10,695
  21,972    Forest Laboratories, Inc.!!.................................      1,802
                                                                           --------
                                                                             12,497
                                                                           --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.6%
 145,560    FedEx Corporation...........................................      7,288
                                                                           --------
            SOFTWARE -- 3.1%
 129,844    Electronic Arts Inc.!!(a)...................................      8,564
 130,284    Microsoft Corporation!!.....................................      5,699
                                                                           --------
                                                                             14,263
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                             VALUE
 SHARES                                                                      (000)
------------------------------------------------------------------------------------
            SPECIALTY STORES -- 7.2%
 220,540    Bed Bath & Beyond Inc.!!....................................   $  7,183
 395,454    Lowe's Companies, Inc. .....................................     16,371
 442,700    Tiffany & Company...........................................      9,487
                                                                           --------
                                                                             33,041
                                                                           --------
            TOTAL COMMON STOCKS
              (Cost $405,097)...........................................    423,618
                                                                           --------
PRINCIPAL
 AMOUNT
 (000)
---------
            CORPORATE BONDS AND NOTES -- 0.1%
            HOUSING AND FURNISHING -- 0.1%
              (Cost $538)
$    550    M.D.C. Holdings, Inc.,
              8.375% 02/01/08...........................................        556
                                                                           --------
 SHARES
---------
            PREFERRED STOCKS -- 1.3%
            AUTOMOTIVE -- 1.3%
              (Cost $5,195)
  14,364    Porsche AG!!................................................      5,963
                                                                           --------
PRINCIPAL
 AMOUNT
 (000)
---------
            SHORT TERM INVESTMENTS -- 7.5%
            FEDERAL HOME LOAN BANK (FHLB) -- 7.5%
              (Cost $34,500)
$ 34,500    1.830% 10/01/02.............................................     34,498
                                                                           --------

 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
---------
            INVESTMENT COMPANIES -- 2.6%
              (Cost $11,752)
  11,752    Nations Cash Reserves, Capital Class Shares#................   $ 11,752
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $457,082*)................................     103.7%   476,387
                                                                           --------
            OTHER ASSETS AND LIABILITIES (NET)................      (3.7)%
            Receivable for investment securities sold...................   $  2,654
            Dividends receivable........................................        108
            Interest receivable.........................................          8
            Collateral on securities loaned.............................    (11,721)
            Investment advisory fee payable.............................       (290)
            Administration fee payable..................................        (39)
            Due to custodian............................................         (9)
            Payable for investment securities purchased.................     (7,448)
            Accrued Trustees' fees and expenses.........................        (32)
            Accrued expenses and other liabilities......................        (31)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................    (16,800)
                                                                           --------
            NET ASSETS........................................     100.0%  $459,587
                                                                           ========

---------------

 *Federal income tax information: Net unrealized appreciation of $19,305 on investment securities was comprised of gross appreciation of $44,655 and gross depreciation of $25,350 for federal income tax purposes. At September 30, 2002, the aggregate cost of securities for federal income tax purposes was $457,082.

 !!
  Non-income producing security.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $12,514 and $11,524, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $11,721.

ABBREVIATION:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 96.6%
            AEROSPACE AND DEFENSE -- 4.0%
  310,625   General Dynamics Corporation..................................   $   25,264
  360,550   Lockheed Martin Corporation...................................       23,317
   81,750   Northrop Grumman Corporation(a)...............................       10,140
  334,475   United Technologies Corporation...............................       18,894
                                                                             ----------
                                                                                 77,615
                                                                             ----------
            AUTOMOTIVE -- 0.5%
  230,225   Lear Corporation!!............................................        9,589
                                                                             ----------
            BEVERAGES -- 5.1%
  662,425   Anheuser-Busch Companies, Inc. ...............................       33,519
  620,650   Coca-Cola Company.............................................       29,766
  945,420   PepsiCo, Inc. ................................................       34,933
                                                                             ----------
                                                                                 98,218
                                                                             ----------
            BROADCASTING AND CABLE -- 5.2%
1,590,090   AOL Time Warner Inc.!!........................................       18,604
  900,000   Clear Channel Communications, Inc.!!..........................       31,274
1,363,600   Comcast Corporation, Special Class A!!........................       28,445
  533,950   Viacom Inc., Class B!!........................................       21,652
                                                                             ----------
                                                                                 99,975
                                                                             ----------
            CHEMICALS -- BASIC -- 0.4%
  189,368   Ecolab, Inc. .................................................        7,902
                                                                             ----------
            COMMERCIAL BANKING -- 7.2%
1,532,921   Charter One Financial, Inc. ..................................       45,559
  702,187   Citigroup Inc. ...............................................       20,820
  340,000   Fifth Third Bancorp...........................................       20,818
  462,863   TCF Financial Corporation.....................................       19,593
  678,000   Wells Fargo & Company.........................................       32,653
                                                                             ----------
                                                                                139,443
                                                                             ----------
            COMPUTER SERVICES -- 1.4%
  786,650   Automatic Data Processing, Inc. ..............................       27,352
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.0%
  648,700   Dell Computer Corporation!!...................................       15,251
  405,375   International Business Machines Corporation...................       23,670
                                                                             ----------
                                                                                 38,921
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 2.6%
  532,640   Fannie Mae....................................................       31,713
1,037,249   MBNA Corporation..............................................       19,065
                                                                             ----------
                                                                                 50,778
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 3.8%
  788,937   Target Corporation............................................       23,289
1,019,125   Wal-Mart Stores, Inc. ........................................       50,182
                                                                             ----------
                                                                                 73,471
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 4.0%
  170,000   3M Company....................................................   $   18,695
2,339,050   General Electric Company&&....................................       57,657
                                                                             ----------
                                                                                 76,352
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.3%
  891,500   Southern Company..............................................       25,657
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 1.0%
  356,900   FPL Group, Inc. ..............................................       19,201
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 2.5%
  521,300   SLM Corporation...............................................       48,554
                                                                             ----------
            HEALTH SERVICES -- 3.1%
  419,037   Tenet Healthcare Corporation!!................................       20,742
  207,775   UnitedHealth Group Inc.!!.....................................       18,122
  290,300   Wellpoint Health Networks Inc.!!..............................       21,279
                                                                             ----------
                                                                                 60,143
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 3.2%
  500,075   Colgate-Palmolive Company.....................................       26,979
  383,900   Procter & Gamble Company......................................       34,313
                                                                             ----------
                                                                                 61,292
                                                                             ----------
            HOUSING AND FURNISHING -- 1.8%
1,763,125   Masco Corporation.............................................       34,469
                                                                             ----------
            INSURANCE -- 6.7%
1,255,975   Ace Ltd. .....................................................       37,189
  906,375   AFLAC, Inc. ..................................................       27,817
  351,236   American International Group, Inc. ...........................       19,213
  614,575   XL Capital Ltd., Class A......................................       45,171
                                                                             ----------
                                                                                129,390
                                                                             ----------
            INTEGRATED OIL -- 5.7%
  435,300   BP Amoco plc, ADR.............................................       17,368
  581,609   ChevronTexaco Corporation.....................................       40,276
1,648,090   Exxon Mobil Corporation.......................................       52,575
                                                                             ----------
                                                                                110,219
                                                                             ----------
            INVESTMENT SERVICES -- 1.1%
  648,011   Merrill Lynch & Company, Inc. ................................       21,352
                                                                             ----------
            LODGING AND RECREATION -- 1.2%
1,039,638   Starwood Hotels & Resorts Worldwide, Inc. ....................       23,184
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 8.2%
  792,400   Abbott Laboratories...........................................       32,013
  784,575   Baxter International Inc. ....................................       23,969
  350,000   Cardinal Health, Inc. ........................................       21,770
1,016,375   Johnson & Johnson.............................................       54,967
  587,735   Medtronic, Inc. ..............................................       24,755
                                                                             ----------
                                                                                157,474
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.2%
2,141,800   Cisco Systems, Inc.!!.........................................   $   22,446
                                                                             ----------
            OILFIELD SERVICES -- 1.4%
  847,138   Nabors Industries, Ltd.!!.....................................       27,744
                                                                             ----------
            PHARMACEUTICALS -- 4.4%
  453,375   Amgen Inc.!!..................................................       18,906
1,012,650   Pfizer Inc. ..................................................       29,387
  917,900   Pharmacia Corporation.........................................       35,688
                                                                             ----------
                                                                                 83,981
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 1.1%
  344,400   McGraw-Hill Companies, Inc. ..................................       21,084
                                                                             ----------
            RESTAURANTS -- 1.3%
1,400,000   McDonald's Corporation........................................       24,724
                                                                             ----------
            SEMICONDUCTORS -- 3.6%
  752,025   Analog Devices, Inc.!!........................................       14,815
2,446,200   Intel Corporation.............................................       33,977
  482,750   Linear Technology Corporation.................................       10,003
  650,650   Texas Instruments Inc. .......................................        9,610
                                                                             ----------
                                                                                 68,405
                                                                             ----------
            SOFTWARE -- 4.4%
1,930,025   Microsoft Corporation!!&&.....................................       84,419
                                                                             ----------
            SPECIALTY STORES -- 1.9%
1,023,079   Home Depot, Inc. .............................................       26,702
  700,000   Limited, Inc. ................................................       10,038
                                                                             ----------
                                                                                 36,740
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.7%
1,490,300   Motorola, Inc. ...............................................       15,171
  846,086   SBC Communications Inc. ......................................       17,007
                                                                             ----------
                                                                                 32,178
                                                                             ----------
            TOBACCO -- 2.2%
1,099,625   Philip Morris Companies Inc. .................................       42,665
                                                                             ----------
            UNIT INVESTMENT TRUST -- 1.4%
  320,000   Standard & Poor's Depositary Receipts(a)......................       26,173
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $2,054,045)...........................................    1,861,110
                                                                             ----------
 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 5.1%
              (Cost $97,498)
   97,498   Nations Cash Reserves, Capital Class Shares#..................   $   97,498
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,151,543*)................................     101.7%   1,958,608
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (1.7)%
            Cash..........................................................   $       45
            Receivable for investment securities sold.....................        3,858
            Dividends receivable..........................................        2,105
            Collateral on securities loaned...............................      (35,033)
            Investment advisory fee payable...............................       (1,096)
            Administration fee payable....................................          (84)
            Payable for investment securities purchased...................       (1,765)
            Accrued Trustees' fees and expenses...........................          (34)
            Accrued expenses and other liabilities........................          (55)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (32,059)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,926,549
                                                                             ==========

---------------

 *Federal income tax information: Net unrealized depreciation of $192,935 on investment securities was comprised of gross appreciation of $96,746 and gross depreciation of $289,681 for federal income tax purposes. At September 30, 2002, the aggregate cost of securities for federal income tax purposes was $2,151,543.

 !!
  Non-income producing security.

 &&
  All or a portion of security segregated as collateral for futures contracts.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $35,418 and $33,814 respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $35,033.

ABBREVIATION:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 93.2%
            AEROSPACE AND DEFENSE -- 12.3%
  436,351   General Dynamics Corporation..................................   $   35,488
  734,112   L-3 Communications Holdings, Inc.!!(a)........................       38,688
1,766,134   Lockheed Martin Corporation...................................      114,216
                                                                             ----------
                                                                                188,392
                                                                             ----------
            AUTOMOTIVE -- 4.6%
2,183,311   Bayerische Motoren Werke (BMW) AG!!...........................       70,022
                                                                             ----------
            BEVERAGES -- 3.5%
  516,131   Anheuser-Busch Companies, Inc.(a).............................       26,116
  728,204   PepsiCo, Inc. ................................................       26,907
                                                                             ----------
                                                                                 53,023
                                                                             ----------
            BROADCASTING AND CABLE -- 4.6%
  700,960   Clear Channel Communications, Inc.!!..........................       24,358
1,138,133   Viacom Inc., Class B!!........................................       46,152
                                                                             ----------
                                                                                 70,510
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.3%
  864,834   Dell Computer Corporation!!...................................       20,332
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 1.9%
  486,512   Fannie Mae....................................................       28,967
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 5.7%
  408,448   Kohl's Corporation!!..........................................       24,838
1,259,264   Wal-Mart Stores, Inc. ........................................       62,006
                                                                             ----------
                                                                                 86,844
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 5.6%
  917,942   SLM Corporation...............................................       85,497
                                                                             ----------
            HEALTH SERVICES -- 21.7%
1,294,359   Quest Diagnostics Inc.!!(a)...................................       79,642
2,797,091   Tenet Healthcare Corporation!!................................      138,455
1,315,102   UnitedHealth Group Inc.!!.....................................      114,703
                                                                             ----------
                                                                                332,800
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 3.6%
  109,706   Colgate-Palmolive Company.....................................        5,919
  556,320   Procter & Gamble Company......................................       49,724
                                                                             ----------
                                                                                 55,643
                                                                             ----------
            HOUSING AND FURNISHING -- 2.1%
  584,754   Lennar Corporation(a).........................................       32,618
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- 4.1%
1,291,026   Lehman Brothers Holdings Inc. ................................   $   63,325
                                                                             ----------
            LODGING AND RECREATION -- 3.2%
  761,471   Four Seasons Hotels Inc.(a)...................................       24,398
  657,991   MGM Mirage Inc.!!(a)..........................................       24,543
                                                                             ----------
                                                                                 48,941
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 2.3%
  648,522   Johnson & Johnson.............................................       35,072
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.3%
1,595,878   Nokia Corporation!!...........................................       21,145
1,068,020   QUALCOMM Inc.!!...............................................       29,499
                                                                             ----------
                                                                                 50,644
                                                                             ----------
            PHARMACEUTICALS -- 2.7%
  839,560   Amgen Inc.!!..................................................       35,010
   72,946   Forest Laboratories, Inc.!!...................................        5,982
                                                                             ----------
                                                                                 40,992
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.7%
  218,682   FedEx Corporation.............................................       10,949
                                                                             ----------
            SOFTWARE -- 1.2%
  434,523   Microsoft Corporation!!.......................................       19,006
                                                                             ----------
            SPECIALTY STORES -- 8.8%
1,730,646   Lowe's Companies, Inc. .......................................       71,649
2,941,247   Tiffany & Company.............................................       63,031
                                                                             ----------
                                                                                134,680
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,361,325)...........................................    1,428,257
                                                                             ----------
            PREFERRED STOCKS -- 2.4%
              (Cost $36,281)
            AUTOMOTIVE -- 2.4%
   88,049   Porsche AG!!..................................................       36,549
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            SHORT TERM INVESTMENTS -- 4.9%
            FEDERAL HOME LOAN BANK (FHLB) -- 4.9%
              (Cost $75,200)
$  75,200   1.830% 10/01/02...............................................       75,196
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2002 (UNAUDITED)

 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.1%
            INVESTMENT COMPANIES
              (Cost $48,108)
   48,108   Nations Cash Reserves, Capital Class Shares#..................   $   48,108
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,520,914*)................................   103.6%     1,588,110
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................    (3.6)%
            Cash..........................................................   $       17
            Receivable for investment securities sold.....................        3,459
            Dividends receivable..........................................          236
            Interest receivable...........................................            2
            Collateral on securities loaned...............................      (48,034)
            Investment advisory fee payable...............................         (967)
            Administration fee payable....................................         (129)
            Payable for investment securities purchased...................       (9,614)
            Accrued Trustees' fees and expenses...........................          (33)
            Accrued expenses and other liabilities........................          (48)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      (55,111)
                                                                             ----------
            NET ASSETS..........................................   100.0%    $1,532,999
                                                                             ==========

---------------

 *Federal income tax information: Net unrealized appreciation of $67,196 on investment securities was comprised of gross appreciation of $152,099 and gross depreciation of $84,903 for federal income tax purposes. At September 30, 2002, the aggregate cost of securities for federal income tax purposes was $1,520,914.

 !!
  Non-income producing security.

(a)
  All or a portion of security was on loan at September 30, 2002. The aggregate cost and market value of securities on loan at September 30, 2002 is $60,590 and $46,480, respectively.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $48,034.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                                                   STRATEGIC           FOCUSED
                                                                  GROWTH             GROWTH            EQUITIES
                                                                  MASTER             MASTER             MASTER
                                                                PORTFOLIO         PORTFOLIO(A)        PORTFOLIO
                                                              ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $80, $29 and
  $313, respectively).......................................  $        1,930     $       12,089     $        6,176
Dividend income from affiliated funds.......................               2                466                  1
Interest....................................................             350                 53                465
Securities lending..........................................              40                 40                167
                                                              --------------     --------------     --------------
    Total investment income.................................           2,322             12,648              6,809
                                                              --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,906              5,646              6,198
Administration fee..........................................             254                364                826
Custodian fees..............................................              23                 63                 71
Legal and audit fees........................................              16                 14                 16
Trustees' fees and expenses.................................               7                  5                  7
Interest expense............................................              --                 --                 --*
Other.......................................................               2                  4                  6
                                                              --------------     --------------     --------------
    Total expenses..........................................           2,208              6,096              7,124
Fees reduced by credits allowed by the custodian............              --*                --*                --*
                                                              --------------     --------------     --------------
    Net expenses............................................           2,208              6,096              7,124
                                                              --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS)................................             114              6,552               (315)
                                                              --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................         (43,779)          (198,768)          (119,956)
  Foreign currency transactions.............................              (4)                --                (68)
                                                              --------------     --------------     --------------
Net realized gain/(loss) on investments.....................         (43,783)          (198,768)          (120,024)
Change in unrealized appreciation/(depreciation) of
  Securities (Note 6).......................................         (55,263)          (192,935)          (183,223)
                                                              --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (99,046)          (391,703)          (303,247)
                                                              --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      (98,932)    $     (385,151)    $     (303,562)
                                                              ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a)Strategic Growth Master Portfolio commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                              STRATEGIC
                                                   GROWTH                   GROWTH MASTER              FOCUSED EQUITIES
                                              MASTER PORTFOLIO                PORTFOLIO                MASTER PORTFOLIO
                                      ---------------------------------     --------------     ---------------------------------
                                        SIX MONTHS                              PERIOD           SIX MONTHS
                                          ENDED                                 ENDED              ENDED
                                         9/30/02           YEAR ENDED         9/30/02(F)          9/30/02           YEAR ENDED
                                       (UNAUDITED)          3/31/02          (UNAUDITED)        (UNAUDITED)          3/31/02
                                      ------------------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income (loss)........  $          114     $         (626)    $        6,552     $         (315)    $       (1,429)
Net realized gain/(loss) on
  investments.......................         (43,783)           (79,466)          (198,768)          (120,024)          (260,711)
Net change in unrealized
  appreciation/(depreciation) of
  investments.......................         (55,263)            77,647           (192,935)          (183,223)           314,550
                                      --------------     --------------     --------------     --------------     --------------
Net increase/(decrease) in net
  assets resulting from
  operations........................         (98,932)            (2,445)          (385,151)          (303,562)            52,410
Contributions.......................         153,005            185,042          2,491,850            438,951            389,119
Withdrawals.........................        (120,323)          (186,810)          (180,150)          (349,941)          (506,240)
                                      --------------     --------------     --------------     --------------     --------------
Net increase/(decrease) in net
  assets............................         (66,250)            (4,213)         1,926,549           (214,552)           (64,711)
NET ASSETS:
Beginning of period.................         525,837            530,050                 --          1,747,551          1,812,262
                                      --------------     --------------     --------------     --------------     --------------
End of period.......................  $      459,587     $      525,837     $    1,926,549     $    1,532,999     $    1,747,551
                                      ==============     ==============     ==============     ==============     ==============

---------------

 (f)
   Strategic Growth Master Portfolio commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS MASTER INVESTMENT TRUST

  FINANCIAL HIGHLIGHTS


                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                                 RATIO OF     RATIO OF NET                     RATIO OF
                                                                OPERATING      INVESTMENT                      OPERATING
                                                                 EXPENSES     INCOME/(LOSS)    PORTFOLIO      EXPENSES TO
                                                      TOTAL     TO AVERAGE     TO AVERAGE      TURNOVER         AVERAGE
                                                     RETURN@    NET ASSETS     NET ASSETS        RATE         NET ASSETS
                                                     ----------------------------------------------------------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2002 (unaudited).............  (17.70)%      0.87%+(d)       0.04%+          66%           0.87%+(d)
Year ended 3/31/2002...............................   (0.53)       0.87(d)(e)     (0.13)          114            0.87(d)(e)
Year ended 3/31/2001...............................      --        0.86(d)         0.20           113            0.86(d)
Period ended 3/31/2000(a)..........................      --        0.86+(d)       (0.04)+          60            0.86+(d)
STRATEGIC GROWTH MASTER PORTFOLIO:
Period ended 9/30/2002 (unaudited)(f)..............  (28.76)%      0.70%+(d)       0.75%+          29%           0.70%+(d)
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2002 (unaudited).............  (16.94)%      0.86%+(d)(e)     (0.04)%+       61%           0.86%+(d)(e)
Year ended 3/31/2002...............................    3.50        0.86(d)(e)     (0.08)          129            0.86(d)(e)
Year ended 3/31/2001...............................      --        0.86(d)(e)      0.17           134            0.86(d)
Period ended 3/31/2000(c)..........................      --        0.84+(d)       (0.07)+          84            0.84+(d)

---------------

 + Annualized

(a)Growth Master Portfolio commenced operations on October 8, 1999.

(c)Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(e)The effect of interest expense on the operating expense ratio was less than 0.01%.

(f)Strategic Growth Master Portfolio commenced operations on May 13, 2002.

 @ Total return for the Portfolio has been calculated based on the total return for the Fund adjusted for the difference in expenses as set out in the notes to financial statements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2002, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Nations Marsico Growth Master Portfolio (formerly Nations Marsico Growth & Income Master Portfolio), Nations Strategic Growth Master Portfolio and Nations Marsico Focused Equities Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

The following investors were invested in the Master Portfolios at September 30, 2002:

Growth Master Portfolio:
  Nations Marsico Growth Fund...................  98.0%
  Nations Marsico Growth Fund (Offshore)........   1.7%
  Banc of America Capital Management Funds I --
    Growth Fund.................................   0.3%
Strategic Growth Master Portfolio:
  Nations Strategic Growth Fund.................  98.8%
  Nations Strategic Growth Fund (Offshore)......   1.2%
Focused Equities Master Portfolio:
  Nations Marsico Focused Equities Fund.........  98.6%
  Nations Marsico Focused Equities Fund
    (Offshore)..................................   1.0%
  Banc of America Capital Management Funds I --
    Focused Equities Fund.......................   0.4%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange or on NASDAQ are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, LLC ("BA Advisors"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                ANNUAL
                                                 RATE
                                                ------
Growth Master Portfolio.......................  0.75%
Strategic Growth Master Portfolio.............  0.65%
Focused Equities Master Portfolio.............  0.75%

The Master Trust has, on behalf of the Growth and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BA Advisors and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets.

The Master Trust has, on behalf of the Strategic Growth Master Portfolio, entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.25% of the Master Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BA Advisors serve as co-administrators of the Master Trust. Under the co-administration agreements, Stephens and BA Advisors are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Strategic Growth Master Portfolio's average daily net assets and 0.10% of the Growth and Focused Equities Master Portfolios' average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BA Advisors. For the six months ended September 30, 2002, BA Advisors earned 0.10%, 0.05%, and 0.10%, respectively, from the average daily net assets of the Growth, Strategic Growth and Focused Equities Master Portfolios for its co-administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2002, expenses of the Master Portfolios were reduced by $434 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

For the six months ended September 30, 2002, Growth Master Portfolio and Focused Equities Master Portfolio paid commissions of $26,540 and $113,807, respectively, to certain affiliates of BA Advisors in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America or BA Advisors, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets. The Master Trust previously offered a retirement plan to the Trustees, which was terminated on January 1, 2002. Master Trust's eligible Trustees had the option of a rollover into the deferred compensation plan on January 1, 2002 or a lump sum distribution, including interest, on January 1, 2003.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The liability for the retirement plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds".

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2002 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Growth Master Portfolio.........  $  332,818   $310,727
Strategic Growth Master
  Portfolio*....................     504,994    576,246
Focused Equities Master
  Portfolio.....................   1,016,834    977,184

---------------

*commenced operations on May 13, 2002.

4.  LINES OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

At September 30, 2002, there were no loans outstanding under this Agreement. For the six months ended September 30, 2002, borrowings by the Master Portfolios under the Agreement were as follows:

                                         AVERAGE
                                         AMOUNT      AVERAGE
                                       OUTSTANDING   INTEREST
PORTFOLIO                                 (000)        RATE
-------------------------------------------------------------
Focused Equities Master Portfolio....      $9         2.24%

The average amount outstanding was calculated based on daily balances in the period.

5.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2002, the following Master Portfolios had securities on loan:

                                 MARKET VALUE OF    MARKET VALUE
                                LOANED SECURITIES   OF COLLATERAL
                                      (000)             (000)
                                ---------------------------------
Growth Master Portfolio.......       $11,524           $11,721
Strategic Growth Master
  Portfolio...................        33,814            35,033
Focused Equities Master
  Portfolio...................        46,480            48,034

6.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, the assets and liabilities of Nations Blue Chip Fund (the "Fund"), a feeder to Nations Blue Chip Master Portfolio, were transferred to Nations Strategic Growth Fund (the "Acquiring Fund"). Because the assets of Nations Blue Chip Fund were held at the master portfolio level, this transfer was accomplished through a reorganization of Nations Blue Chip Master Portfolio and Nations Strategic Growth Master Portfolio. Immediately afterward, the assets of the Acquiring Fund were contributed to Nations Strategic Growth Master Portfolio in exchange for interests in that Master Portfolio. Each transfer was in exchange for shares of equal value of the designated classes of the Acquiring Fund. The reorganization was tax-free whereby the Acquiring Fund assumed the market value and cost basis of the portfolio positions in Nations Blue Chip Master Portfolio.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




7.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Master Portfolio approved the replacement of Stephens with BA Advisors as the exclusive placement agent of the interests of the Master Portfolios. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Master Portfolios) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Master Portfolios. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund*
Nations Global Value Fund

*As of June 3, 2002, Nations International Value
Fund was closed to new or additional investments except in limited circumstances.
Please refer to the Fund's most recent prospectus for more information.


STKSAR
(9/02)